As filed with the Securities and Exchange Commission
                                on June 6, 1997

                                             Securities Act File No. 333-20287
                                     Investment Company Act File No. 811-08023


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933           |X|


                       Pre-Effective Amendment No. 1                         |X|


                       Post-Effective Amendment No.                          |_|

                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 1                                |X|

                        (Check appropriate box or boxes)

                   COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC.
              (Exact Name of Registration as Specified in Charter)

600 17th Street, 2610 S. Tower
     Denver, Colorado                                          80202
(Address of Principal Executive Offices)                    (Zip Code)




Registrant's Telephone Number, including Area Code: (303) 623-7500

                                 Calvin F. Isaak
                                 600 17th Street
                                  2610 S. Tower
                             Denver, Colorado 80202
                     (Name and Address of Agent for Service)

                                    Copy to:


                            Robert J. Ahrenholz, Esq.
                                  Kutak Rock
                                 717 17th Street
                                   Suite 2900
                             Denver, Colorado 80202

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

          It  is  proposed  that  this  filing  will  become   effective  (check
          appropriate box):


          ____  immediately  upon filing pursuant to paragraph (b)
          ____ on (date) pursuant to paragraph (b)

          ____ 60 days after filing pursuant to paragraph (a)(1)

          ____ on (date) pursuant to paragraph (a)(1)
          ____ 75 days after filing pursuant to (a)(2)
          ____ on (date) pursuant to (a)(2) of rule 485


         If appropriate check the following box:

          |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

        Calculation of Registration Fee Under the Securities Act of 1933

Title of                                     Proposed              Proposed
Securities                Amount             Maximum                Maximum            Amount of
Being                     Being              Offering          Aggregate Offering     Registration
Registered              Registered         Price Per Unit            Price                Fee



Shares* $.001 par      Indefinite**             **               Indefinite**       No Fee Required
value per Share

*The Shares consist of two classes: Short-Intermediate Portfolio and Income Portfolio.

**An indefinite number of Shares of the Registrant is being registered by this Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940.


     The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said Section 8(a), may determine.

                   COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC.
                                    FORM N-1A
                              CROSS REFERENCE SHEET


                                     Part A
                                    Item No.

                                                Prospectus Heading

1.   Cover Page................................Cover Page

2.   Synopsis..................................Expense Table

3.   Condensed Financial Information...........Not applicable

4.   General Description of Registrant.........Cover  Page;  Description  of the
                                               Fund;  Management  of  the  Fund;
                                               Investment        Considerations;
                                               Additional Information

5.   Management of the Fund....................Management    of     the    Fund;
                                               Investment  Considerations

5A   Management's Discussion of Fund
         Performance...........................Not Applicable

6.   Capital Stock and Other Securities........Taxation  of  the  Fund  and  its
                                               Shareholders;      Distributions;
                                               Description   of   the      Fund;
                                               Additional Information;  Transfer
                                               and  Dividend  Disbursing  Agent,
                                               Counsel  and  Auditors

7.   Purchase of Securities Being Offered......Purchase  of  Shares;    Exchange
                                               Privilege; Net  Asset  Value  Per
                                               Share

8.   Redemption or Repurchase..................Redemption of Shares;  Net  Asset
                                               Value Per Share

9.   Pending Legal Proceedings.................Not applicable

10.  Cover Page................................Cover Page

11.  Table of Contents.........................Table of Contents; Introduction

12.  General Information and History...........Not Applicable

     Part B                              Heading in Statement of Additional
    Item No.                         Information or Prospectus (If Not Otherwise
                                              Included in Statement)

13. Investment Objectives and
    Policies..................................Investment      Objective      and
                                               Management  Policies

14. Management of the Fund....................Management of  the Fund; Financial
                                              Statements;   Transfer  Agent  and
                                              Dividend Disbursing Agent, Counsel
                                              and Auditors

15. Control Persons and Principal Holders
    of Securities.............................Management of the Fund; Financial
                                              Statements

16. Investment Advisory and Other
    Services..................................Management of the Fund

17. Brokerage Allocation and Other
    Practices.................................Management of the Fund

18. Capital Stock and Other Securities........Additional Information

19. Purchase, Redemption and Pricing of
    Securities Being Offered..................Net   Asset   Value   Per   Share;
                                              Purchase of Shares; Redemption  of
                                              Shares
20. Tax Status................................Taxation  of  the  Fund   and  its
                                              Shareholders

21. Underwriters..............................Management of the Fund

22. Calculation of Performance Data...........Computation     of    Yield    and
                                              Investment Performance

23. Financial Statements......................Financial   Statements;  Report of
                                              Certified  Public  Accountants


                                     Part C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.



                   SUBJECT TO COMPLETION, DATED JUNE 6, 1997


PROSPECTUS

[LOGO]                                                           600 17th Street
Colorado Double Tax                                          Suite 2610 S. Tower
Exempt Bond Fund, Inc.                                    Denver, Colorado 80293


Statewide Call Toll Free 1-800-279-4426
From the Denver Area Call (303) 623-7500


     Colorado Double Tax-Exempt Bond Fund, Inc. (the "Fund") is an open end management investment company. The Fund presently offers Colorado investors a choice of a Short- Intermediate Portfolio and an Income Portfolio, each of which is a no-load, non-diversified investment portfolio of the Fund. Both portfolios seek to provide Colorado investors with as high a level of tax-exempt income as is consistent with the maturities of the portfolio selected and, regardless of the portfolio selected, with a greater degree of principal stability than is associated with funds or trusts invested exclusively in long-term municipal bonds.

     The Short-Intermediate Portfolio invests primarily in high quality short and intermediate term Colorado municipal securities and is restricted to a weighted average maturity of no more than seven years. The Income Portfolio invests primarily in high quality long- and intermediate- term Colorado municipal securities and is expected to have a weighted average maturity of more than seven years. The Short-Intermediate Portfolio generally provides a lower yield than the Income Portfolio; but, in turn, generally provides greater principal stability than the Income Portfolio.

     This Prospectus is intended to set forth in a clear and concise manner information about the Fund that a prospective investor should know before investing. After reading the Prospectus, it should be retained for future reference as it contains information about the purchase and sale of shares and other items which a prospective investor will find useful to have.



     A "Statement of Additional Information" dated June 6, 1997 which provides a further discussion of certain matters covered by this Prospectus and other matters which may be of interest to investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A copy is available without charge from the Fund at the address and telephone number shown above.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  EXPENSE TABLE


     Shareholder Transaction Expenses


          Contingent Deferred Sales Loads (as a percentage of original purchase price or redemption proceeds, as applicable


     Annual Fund Operating Expenses (as a percentage of average net assets)


     Management Fees                                                      .23
     12b-1 Fees                                                           .25

     Other Expenses (after expense limitation)**                          .20


     Total Fund Operating Expenses (after expense limitation)**           .68**
                                                                          ===


     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder will bear directly or indirectly in connection with an investment in the Fund. These figures are based on estimated amounts for the current fiscal year and are based on estimated operating expenses of the Fund before fee waivers and expense reductions.

Example

     As required by regulations of the Securities and Exchange Commission, the following example illustrates the expenses that apply to a $1,000 investment in the Fund over various time periods assuming (i) a 5% annual rate of return and
(ii) redemption at the end of each such time period.


               One Year                           Three Years
                 $17                                  $22


     This example is based on the aggregate annual operating expenses, before fee waivers and expense reductions, shown above and should not be considered a representation of past or future expenses which may be more or less than those shown.



* A deferred sales charge 1% is assessed on certain redemptions that occur within one year of purchase. See "Purchase of Shares."

** Estimated expenses for the current fiscal year. The Funds investment adviser has agreed to reimburse the Fund for its expenses to the extent that they exceed .68% of the Fund's average annual net assets.

                             DESCRIPTION OF THE FUND


     The Fund is an open-end management investment company, or mutual fund, organized as a Maryland corporation on August 29, 1996. The Fund offers a choice of two portfolios, each of which is a no-load, non-diversified investment portfolio of the Fund. Both portfolios are designed to provide Colorado investors with as high a level of tax-exempt income exempt from Federal and Colorado state income taxes as is consistent with the maturities of the portfolio selected, with a greater degree of principal stability than is associated with funds or trusts invested exclusively in long-term municipal bonds.


Investment Objective

     The Fund believes that by offering two portfolios, it can achieve a more precise objective for an investor than a single portfolio attempting to achieve multiple objectives. The Fund offers a Short-Intermediate Portfolio (the "Short-Intermediate Portfolio") which restricts its weighted average maturity to no more than seven years, and an Income Portfolio (the "Income Portfolio") which is expected to have a weighted average maturity of more than seven years. Each portfolio differs from the other primarily in the maturity of its holdings and consequently in the yield levels and principal volatility which might be expected from such maturity differentials. The Short-Intermediate Portfolio generally provides a lower yield than the Income Portfolio; but, in turn, generally provides greater principal stability than the Income Portfolio.

     It is a nonfundamental policy of the Fund that, under normal circumstances, the Fund will invest at least 65% of the value of its total assets in tax-exempt bonds. The balance of its total assets will be invested in other tax-exempt securities of the State of Colorado, its political subdivisions, municipalities and public authorities, the interest on which is exempt from federal income taxes and from Colorado personal income taxes.

     Under normal market conditions, the Fund will attempt to invest 100% and, as a matter of fundamental policy, will invest at least 80% of its total assets in each portfolio in Colorado municipal securities. The Fund will invest only in securities which at the time of purchase have one of the four highest ratings of Moody's Investor Service, Inc. ("Moody's) (Aaa, Aa, A or Baa), Standard & Poor's Corporation ("S&P") (AAA, AA, A or BBB), or Fitch Investors Service, Inc. ("Fitch") (AAA, AA, A and BBB), or in securities which are not rated, provided that, in the opinion of the Fund's investment adviser (the "Adviser"), such securities are comparable in quality to those within the four highest ratings of Moody's, S&P or Fitch. These securities are considered to be "investment grade" securities, although bonds rated in the fourth highest ratings level (Baa by Moody's and BBB by S&P and Fitch) are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and as having some speculative characteristics. Securities on which the interest is treated as an item of tax preference for purposes of the alternative minimum tax will not be counted toward the 80% policy of the Fund. In the event the rating of an issue held in the Fund's portfolio is lowered by the rating service, such change will be considered by the Fund in its evaluation of the overall investments of the security, but such change will not necessarily result in an automatic sale of the security. For a description of municipal securities ratings see "Appendix A-Description of Municipal Securities

Ratings" in the Statement of Additional Information.

     The Fund also may invest up to 20% of the value of its net assets in fixed-income securities, the interest on which is subject to federal, state and local income tax. This may be done (i) pending the investment or reinvestment in Colorado municipal securities, (ii) in order to avoid the necessity of liquidating portfolio investments to meet redemptions of shares by investors, or
(iii) where market conditions due to rising interest rates or other adverse factors warrant temporary investing for defensive purposes. For purposes of this paragraph, the term "fixed-income securities" shall include only securities issued or guaranteed by the United States Government (such as bills, notes and bonds), its agencies, instrumentalities or authorities, and certificates of deposit of domestic banks which have capital, surplus and undivided profits of over $1 billion and which are members of the Federal Deposit Insurance Corporation.


     Generally, the Fund will not buy illiquid securities or Colorado municipal securities for which an active trading market does not exist. Moreover, as a matter of fundamental policy, in no event will the Fund acquire Colorado municipal securities or other illiquid assets for which there is no active trading market if such Colorado municipal securities and illiquid assets, in the aggregate, would comprise 15% or more of the net assets of the Fund. Included in this 15% limitation are restricted or not readily marketable securities and repurchase agreements maturing or terminable in more than seven (7) days. Although there may be no daily bid and asked activity for certain not rated Colorado municipal securities, there is an active secondary market for them, and for this reason the Adviser considers them to be liquid.


     The Fund may borrow money from banks for temporary purposes only, and in an amount not to exceed 10% of the value of its total assets. The Fund will not purchase portfolio securities if it has outstanding borrowings in excess of 5% of the value of its total assets.


     Except as otherwise herein noted or in the Statement of Additional Information, the investment policies of the Fund described in this Prospectus are not fundamental and the Board of Directors of the Fund may change such policies without the vote of a majority of the outstanding voting securities of the Fund. However, the Board of Directors will not change the Fund's principal investment objective, which is a fundamental policy of the Fund, of seeking to provide as high level of income exempt from federal taxes and from Colorado personal income taxes as is consistent with the maturities of the portfolio selected and, regardless of the portfolio selected, with a greater degree of principal stability than is associated with funds or trust invested exclusively in long-term municipal bonds. Under the Investment Company Act of 1940 (the "1940 Act"), a "vote of a majority of the outstanding voting securities" of the Fund or of a particular Series means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or such Series or (2) 67% or more of the shares of the Fund or of such Series present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund or of such Series are represented at the meeting in person or by proxy. The Fund is subject to a number of additional investment restrictions, some of which may be changed only with the approval of shareholders, which limits its activities to some extent. For a list of these restrictions and more information concerning the policies discussed herein, please see the Statement of Additional Information.

Colorado Municipal Securities

     As used in this prospectus, the term, "Colorado municipal securities," refers to debt obligations issued by the State of Colorado, its counties, municipalities, authorities and political subdivisions for the purpose of obtaining funds for various public purposes. The interest on such obligations is, in the opinion of bond counsel to the issuers, exempt from federal and Colorado State income taxes.

     Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.

     In addition, certain types of "industrial development bonds" issued by or on behalf of public authorities to obtain funds for privately operated facilities are included in the definition of Colorado municipal securities, provided that the interest paid thereon is exempt from Federal and Colorado State income taxes. Tax-exempt industrial development bonds do not generally pledge of the credit of the issuing municipality.

     The Fund may also purchase bond put programs consisting of long-term low coupon bonds with put options that give the purchaser the right to sell the bonds back to the seller at a specified price on a specified date usually within three to five years of the offering date of the program. In the case of such purchases, the date that the put option may be exercised is considered to be the maturity date. All bonds purchased as part of bond put programs are required to satisfy the same quality standards of the Fund applicable to other bond purchases. Additionally, the obligation of the seller to purchase a bond upon exercise of the put option must be supported by a bank letter of credit (which in the case of a selling bank must be issued by another bank). In the opinion of the Adviser, the marketability and liquidity of such bonds and their accompanying put options is the same as other bonds held by the Fund. The Fund may also purchase tender option programs that give the purchaser the right to sell the bonds back to the seller or issuer at any time prior to maturity after expiration of a specified holding period. In the case of such purchases, the first date that the bonds may be tendered is considered to be the maturity date. There is no limitation on the aggregate principal amount of bonds associated with bond put programs or tender option programs which may be purchased in either portfolio although it is not anticipated that either program will exceed 20% of the assets of a portfolio.

     Each portfolio may invest in variable rate demand instruments, repurchase agreements and standby commitments provided that none of such investments constitutes more than 5% of the assets of the portfolio. Each portfolio may also invest in when-issued securities without limitation.

     Also included within the general category of Colorado municipal securities are participation certificates issued by government authorities or entities to finance the acquisition or construction of equipment, land and/or facilities.

The certificates represent participations in a lease, an installment purchase contract or a conditional sales contract (hereinafter collectively called "lease obligations") relating to such equipment, land or facilities. Although lease obligations do not constitute general obligations of the issuer for which the issuer's unlimited taxing power is pledged, a lease obligation frequently is backed by the issuer's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriative" clauses which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a type of financing that has not yet developed the depth of marketability associated with more conventional securities. Certain investments in lease obligations may be illiquid. The Fund may not invest in illiquid lease obligations, if such investments, together with other illiquid investments, would exceed 15% of the Fund's net assets. The Fund may, however, invest without regard to such limitation in lease obligations which the Adviser, pursuant to guidelines which have been adopted by the Board of Directors and subject to the supervision of the Board of Directors, determines to be liquid. The Adviser will deem lease obligations liquid if they are publicly offered and have received an investment grade rating of Aaa, Aa, A or Baa or better by Moody's or AAA, AA, A, BBB or better by S&P or Fitch.

     The Short-Intermediate Portfolio will tend to have a longer average maturity when interest rates are expected to decline (a market rise) and a shorter average maturity when interest rates are expected to rise (a market decline). The Income Portfolio places no maturity restrictions on the municipal securities in which it may invest. The Income Portfolio's weighted average maturity is expected to be more than seven years. The Income Portfolio will tend to have a longer average maturity when interest rates are expected to decline (a market rise) and a shorter average maturity when interest rates are expected to rise (a market decline). The Income Portfolio does not intend to maximize income through total concentration in long-term maturities. The Income Portfolio will have a dollar weighted average maturity of twenty years or more with respect to that portion of its holdings not invested in short-term securities (maturity equal to one year or less) only if in the Adviser's opinion the prevailing conditions are very favorable to long-term investment.

     While these quality and maturity policies should generally result in lower yields for both portfolios than would be obtainable in funds or trusts comprised of longer term obligations, lower quality obligations or both, they are intended to provide greater stability of principal than such other funds or trusts.

     The current yield and average maturity for both portfolios is available at any time by calling the appropriate telephone number as indicated on the cover page of this Prospectus.

     A more detailed description of the securities in which the Fund may invest is contained in the Statement of Additional Information.

Investment Risk Considerations

     In addition to the risks specific to the types of securities in which the Fund may invest described herein and in the Statement of Additional Information, the Fund is also subject to the following risks:

     Market/Credit Risk. There are two categories of risks to which the Fund is subject: credit risk and market risk. Credit risk is a function of the ability of an issuer of a municipal security to maintain timely interest payments and to pay the principal of a security upon maturity. It is generally reflected in a security's underlying credit rating and its stated interest rate. A change in the credit risk associated with a municipal security may cause a corresponding change in the security's price. Even though the Fund's quality standards require that investments (including bonds purchased in bond put programs) be in the four highest categories of Moody's, S&P or Fitch or the determination of equivalent quality by the Adviser in the case of all investments not secured with U.S. government obligations, or of equivalent quality as determined by the Adviser for not rated securities, there is no assurance that credit risk can be entirely eliminated. The ratings assigned by Moody's, S&P and Fitch represent their opinions as to the quality of the securities which they undertake to rate and are not absolute standards of quality. Market risk is the risk of price fluctuation of a municipal security caused by changes in economic and interest rate conditions generally affecting the market as a whole. A municipal security's maturity length also affects the price. As with other debt instruments, the price of the securities in which the Fund invests are likely to decrease in times of rising interest rates. Conversely, when rates fall, the value of the Fund's debt instruments may rise. Price changes of securities have a direct impact on the net asset value of the Fund.

     Diversification. As a non-diversified investment company, the Fund is not subject to any restrictions under the 1940 Act with respect to the concentration of its investments in assets of one or more issuers. This concentration may present greater risks than in the case of a diversified company. However, the Fund's investments will be limited so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify, among other requirements, the Fund's investments will be limited so that at the close of each of the taxable year, (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. For purposes of this restriction, the Fund will regard each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member and each public authority which issues securities on behalf of a private entity as a separate issuer, which issues securities on behalf of a private entity as a separate issuer, except that if the security is backed only by the assets and revenues of a non-government entity then the entity with the ultimate responsibility for the payment of principal and interest may be regarded as the sole issuer. A fund which elects to be classified as "diversified" under the 1940 Act must satisfy the foregoing 5% and 10% requirements with respect to 75% of its total assets. To the extent the Fund assumes large positions in a small number of issuers, the Fund's total return may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

Risks Related to Colorado

     Because of limitations contained in the state constitution, the State of Colorado issues no general obligation bonds secured by the full faith and credit of the state. Several agencies and instrumentalities of state government, however, are authorized by statute to issue bonds secured by revenues from specific projects and activities. Additionally, the state currently is authorized to issue short-term revenue anticipation notes.

     There are approximately 2,000 units of local government in Colorado. These include counties, home rule cities and counties, statutory cities and towns, school districts, water and sanitation districts, fire protection districts, metropolitan districts, general improvement and service districts. These municipal entities all have some constitutional and/or statutory authority to collect taxes, generate revenues and incur indebtedness.

     A major revenue source for many of these municipalities is the ad valorem property tax levied at the local level, with $2,421,892,140 and $2,512,514,138 projected to be collected throughout Colorado in tax years 1994 and 1995, respectively.

     In 1994, the assessed valuation of all real and personal property subject to taxation in Colorado was $29,831,046,660. This was up 3.2% from 1993 levels. For the 1989 and 1990 levy years, residential property was assessed at 15% of statutory "actual" value, and all other property was assessed at 29% of statutory "actual" value, using the levels of value for the one and one-half year period immediately prior to July 1, 1988, to determine statutory "actual" value. For the 1991 and 1992 levy years, the residential assessment ratio was 14.34% and the levels of value for the one and one-half year period immediately prior to July 1, 1990, were used to determine statutory "actual" value. For 1993 and 1994, the residential assessment ratio was reduced to 12.86%. For 1995 and 1996, the ratio was reduced to 10.36% from 12.86%.

     The Colorado Legislative Council's economic forecast predicts an increase in general fund revenues of about 4.4% during the 1995-1996 fiscal year.

     The major risks to a continued economic recovery in Colorado are reduced federal expenditures, particularly in the area of defense, cessation of large public works projects in the state, a drop in tourism caused by the lack of any state-sponsored advertising, and reduced commercial real estate values. Any of these potential events could adversely affect the Colorado economy and local governmental revenues. Additionally, on November 3, 1992, Colorado voters approved an amendment to the Colorado Constitution which is commonly referred to as the Taxpayer's Bill of Rights ("TABOR"). TABOR imposes various limits and new requirements on spending by the State of Colorado and all Colorado local governments (each of which is referred to in this section as a "governmental unit"). Any of the following, for example, now requires prior voter approval:
(i) any increase in a governmental unit's spending from one year to the next in excess of the rate of inflation plus a "growth factor," as defined in TABOR;
(ii) any increase in the real property tax revenues of a local governmental unit

(not including the State) from one year to the next in excess of inflation plus the appropriate "growth factor"; (iii) any new tax, tax rate increase, mill levy increase, valuation for assessment ratio increase for a property class, extension of an expiring tax or a tax policy change directly causing a net tax revenue gain; and (iv) except for refinancing bonded indebtedness at a lower interest rate or adding new employees to existing pension plans, creation of any multiple-fiscal year direct or indirect debt or other financial obligation whatsoever without adequate present cash reserves pledged irrevocably and held for payments in all future fiscal years. TABOR has already reduced the financial flexibility of all levels of Colorado government. In particular, governmental units dependent on taxes on residential property are being squeezed between TABOR requirements of voter approval for increased mill levies and an earlier State constitutional amendment which has had the effect of lowering the assessment rate on residential property from 21.0% to 10.36% over the past eight years.

     There can be no assurance that these, or other events, will not negatively affect the market value of the securities in the Fund or the ability of municipal entities to pay their debt obligations in a timely manner.

Legislative Tax Changes

     From time to time proposals to restrict or eliminate the Federal income tax exemption for interest on the type of securities to be purchased by the Fund are introduced and undoubtedly will continue to be introduced. If such proposals were enacted, the Fund would reevaluate its investment objective and policies. Any change in such objective and policies would require shareholder approval. It is not known if a flat tax plan (or any of the other Treasury recommendations) will be enacted and, if it is enacted, the form it will take.

                             MANAGEMENT OF THE FUND

     The affairs of the Fund will be managed under the supervision of its Board of Directors. The identities of the directors and officers of the Fund, together with certain other information about them, including fees paid to directors, are contained in the Statement of Additional Information. The Fund has been organized as a corporation under the laws of the State of Maryland. In accordance with Maryland's General Corporation law, a director of the Fund is responsible for performing his duties in good faith, in a manner he reasonably believes to be in the best interests of the Fund and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

Adviser


     The Adviser, Funds Management Corporation, located at 600 17th Street, Suite 2610 South Tower, Denver, Colorado 80202, serves as the Fund's investment adviser pursuant to an Investment Advisory Agreement (the "Advisory Agreement") between the Fund and the Adviser dated May 28, 1997. The Adviser was incorporated as a Colorado corporation on April 7, 1988.

     Mr. Calvin F. Isaak, 600 17th Street, Suite 2610 South, Denver, Colorado 80202, is the President of the Advisor, as well as President and Chairman of the Board of the Fund. He is also Chairman of the Board and President of Isaak Bond Investments, Inc., the Fund's principal underwriter and a distributor of the Fund's shares (the "Underwriter"). Mr. Isaak is a controlling shareholder of the Underwriter, which owns all the stock of the Advisor. In his capacity as President of the Adviser, he will be primarily responsible in directing all investment decisions for the Fund, placing orders to purchase and sell securities and supervising the investment staff which provides economic and research services to the Fund.

     All investment decisions are made in accordance with the Fund's stated policies and are subject to the supervision and direction of the Board of Directors.


     Under the Advisory Agreement, the Fund pays Funds Management Corporation as compensation for its services, a fee computed daily and paid monthly at an annual rate of .23 of 1.00% of the value of the Fund's average daily net assets.


Portfolio Transactions

     The frequency of portfolio transactions-the Fund's portfolio turnover rate-will vary from year to year depending on market conditions. The Adviser anticipates that the Fund will not have a portfolio turnover rate in excess of 100% per year; however, there can be no assurances that the Fund will be able to meet this objective.

     The Adviser will be authorized to allocate the Fund's securities transactions to the Underwriter and to other broker-dealers who help distribute the Fund's shares. The Adviser will allocate transactions to such broker-dealers only when it reasonably believes that the commissions and transaction quality is comparable to that available from other qualified broker-dealers. This is consistent with the Rules of the National Association of Securities Dealers, Inc., and subject to seeking the most favorable price and execution available and such other policies as the Board of Directors may determine.

     In connection with its duties to arrange for the purchase and sale of portfolio securities, the Adviser will select such broker-dealers who will, in the Adviser's judgment, implement the Fund's policy to achieve best execution, i.e., prompt, efficient and reliable execution of orders at the most favorable net price. The Adviser will cause the Fund to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Adviser determines that better price or execution may be obtained by paying such commissions; the Fund expects that most transactions will be principal transactions at net prices and that the Fund will incur little or no brokerage costs. The Fund understands that purchases from underwriters include a commission or concession paid by the issuer to the underwriter and that principal transactions placed through broker-dealers include a spread between the bid and asked prices. When allocating transactions to broker-dealers, the Adviser is authorized to consider, in determining whether a particular broker-dealer will provide best execution, the broker-dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed either in terms of the particular transaction or the Adviser's overall responsibilities as to the accounts as to which it exercises investment discretion. If, on the foregoing basis, the transaction in question could be allocated to two or more broker-dealers, the Adviser is authorized in making such allocation, to consider, (i) whether a broker-dealer has provided research services, as further discussed below; and (ii) whether a broker-dealer has sold Fund shares or the shares of any other investment company or companies having the Adviser as its investment adviser or having the same sub-manager, administrator or principal underwriter as the Fund. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities. The Fund recognizes that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to the Fund and/or other accounts of the Adviser and that such research received by such other accounts may or may not be useful to the Fund.

     Under the 1940 Act, the Fund may not purchase portfolio securities from any underwriting syndicate of which the Underwriter, as principal, is a member except under certain limited circumstances set forth in Rule 10f-3 thereof. These conditions relate among other things, to the terms of an issue of municipal securities purchased by the Fund, the reasonableness of the broker-dealer spread, the amount of municipal securities which may be purchased from any one issuer, and the amount of the Fund's assets which may be invested in a particular issue. The rule also requires that any purchase made subject to its provisions be reviewed at least quarterly by the Fund's Board of Directors, including a majority of the Fund's Board of Directors who are not interested persons of the Fund as defined by the 1940 Act.

     The Board of Directors will review quarterly the Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund. Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the Fund are reasonable in relation to the benefits received by the Fund taking into account the competitive practices in the industry.

     Certain investments may be appropriate for the Fund and also for clients of the Underwriter. In such event, the Underwriter will allocate transactions among the Fund and its clients in a manner which it believes to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Underwriter in the interest of obtaining the most favorable net results for the Fund.

Plan of Distribution

     A plan of distribution has been approved and adopted by the Fund (the "Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act for each of the Fund's portfolios. Under the Distribution Plan, the Fund may reimburse distributors or others for all expenses incurred by distributors or others in the promotion and distribution of the Fund's shares. Such expenses may include, but are not limited to, the printing of prospectuses and reports used for sales purposes, expenses of prepaying and distributing sales literature and related expenses, including a prorated portion of distributors' overhead expenses attributable to the distribution of Fund shares, as well as any distribution or service fees paid to securities broker-dealers or their firms or others who have executed a servicing agreement with the Fund, distributors or their affiliates.

     The maximum amount which the Fund may reimburse to distributors or others for such expenses is 0.25% per annum of the average daily net assets of the Fund, payable on a quarterly basis. All expenses of distribution in excess of 0.25% per annum will be borne by distributors or others who have incurred them, without reimbursement from the Fund.

     The Distribution Plan also covers any payments to or by the Fund, Advisers, distributors or other parties on behalf of the Fund, Advisers or distributors to the extent such payments are deemed to be before the financing of any activity primarily intended to result in the sale of shares by the Fund in the context of Rule 12b-1. The payments under this Distribution Plan are included in the maximum operating expenses which may be borne by the Fund.

Expenses of the Fund

     In addition to the Adviser's fee, the Fund bears all its other expenses, including, but not limited to, fees and expenses of those directors who are not officers of the Adviser; salaries and expenses of any employees of the Fund who are not affiliated with the Adviser; fees and expenses of the custodian, transfer agent and dividend disbursing agent; interest expenses; taxes and governmental fees; brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; accounting and legal fees; insurance premiums; expenses of maintaining the Fund's qualification as a Maryland corporation and of holding shareholders' meetings; expenses of preparation and distribution to shareholders, of reports, proxies and prospectuses; fees and expenses of membership in industry organizations; expenses incident to the issuance of its shares against payment therefor by or on behalf of the subscribers thereto, including printing of stock certificates and such non-recurring expenses as may arise, including actions, suits or proceedings to which the Fund is a party and the legal obligation which the Fund may have to indemnify its officers and directors with respect thereto. Notwithstanding the foregoing, all organizational expenses, including expenses of registering and qualifying shares for sale with the Securities and Exchange Commission, legal and accounting expenses incurred in organizing the Fund and registering the shares and expenses incurred in the solicitation of purchasers of Fund shares, will be borne by the Adviser.


     The Adviser has agreed to reimburse the Fund for its expenses to the extent that they ever exceed .68% (including the Adviser's fee) of the average annual net assets of the Fund.


                    TAXATION OF THE FUND AND ITS SHAREHOLDERS

Federal Income Taxes

     The Fund intends to qualify as a "regulated investment company" under the Code, and intends to take all other action required to ensure that no federal income taxes will be payable by the Fund and that the Fund may pay "exempt-interest dividends" to its shareholders. The Fund has received an opinion of counsel from Kutak Rock to the effect that, subject to certain conditions described therein, the Fund will be characterized as a regulated investment company, as described in Section 851 of the Code. In order to pay exempt-interest dividends at least 50% of the value of the Fund's total assets must consist of obligations exempt from federal income tax pursuant to Section 103(a) of the Code.

     Net interest income on obligations exempt from federal income tax, when distributed to shareholders and designated by the Fund as exempt-interest dividends, will be exempt from federal income tax in the hands of the shareholders. Short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested. Long-term capital gain distributions to shareholders will be treated as taxable long-term capital gain, whether received in shares of the Fund or in cash, regardless of how long a shareholder has held his shares. It is not likely that the Fund will retain undistributed capital gains; however, in such an event, a shareholder must include in income, as long-term capital gain, his share of undistributed long-term capital gain designated by the Fund. Under such circumstances, the shareholder may claim a refundable credit against the tax for his proportionate share of any capital gain tax paid by the Fund. Under present law, capital gains are subject to a maximum tax rate of 28%.

     Under Section 55 of the code, the alternative minimum tax now applies to all taxpayers, including corporations, and increases a taxpayer's tax liability only to the extent it exceeds the taxpayer's regular income tax (less certain credits) for the year. The alternative minimum tax is equal to 26% (or in some cases, 28%) in the case of individuals (20% for corporations) of the excess of the taxpayer's taxable excess, which is the amount by which alternative minimum taxable income exceeds the applicable exemption amount. The exemption is $45,000 for spouses filing a joint return, $33,750 for a single taxpayer, and $22,500 for a married taxpayer filing a separate return, or for a trust or estate. The exemption is phased out at the rate of $.25 for each dollar by which a taxpayer's alternative taxable income exceeds a predetermined amount.

     "Alternative minimum taxable income" is a taxpayer's taxable income (i) determined with specified adjustments for the alternative minimum tax and (ii) increased by "items of tax preference." The types of income constituting "items of tax preference" include otherwise allowable tax-exempt interest on private activity bonds issued after August 7, 1986 (except bonds issued by charities qualifying under Section 501(c)(3) of the Code).

     Under the Code any loss on the sale or exchange of shares in the Fund held by a shareholder for six months or less will be disallowed to the extent the shareholder received exempt-interest dividends with respect to those shares.

     Distributions from the Fund's non-exempt investment income and from any net realized short-term gain will be taxable to shareholders as ordinary income, whether received in cash or in additional shares of the Fund. Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.

     Subject to modification by Regulations to be published, written notice concerning the federal income tax status of distributions will be mailed within sixty (60) days after the close of the year to shareholders of the Fund annually in accordance with applicable provisions of the Code.


         Regulated investment companies will be subject to a non-deductible excise tax equal to 4% of the excess of the amount required to be distributed for the calendar year over the distributed amount for the calendar year. The Fund intends to avoid the imposition of this excise tax, and will therefore distribute during each calendar year at least 98% of its ordinary income for such calendar year and 98% of its capital gain net income for the one year period ending on October 31 of the calendar year.

         Unless a shareholder includes his taxpayer identification number (social security number for individuals) in the General Authorization Form and certifies that he is not subject to backup withholding, the Fund is required to withhold and remit to the U.S. Treasury 31% of non-exempt distributions and other reportable payments to the shareholder.

         Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before purchasing Fund shares.

         The limitations on the deduction of miscellaneous itemized deductions do not apply to publicly offered regulated investment companies. The Adviser intends to use its best efforts to ensure that the Fund qualifies as a publicly offered regulated investment company for the purposes of the foregoing provision.

Colorado Income Taxes

         Individuals, trusts, estates, and corporations who are holders of shares of the Fund and who are subject to Colorado income tax will not be subject to Colorado tax on distributions from the Fund to the extent that such distributions qualify as either (1) exempt interest dividends of a regulated investment company under Section 852(b)(5) of the Code, which are derived from interest on tax-exempt obligations of the State of Colorado or any of its political subdivisions; or (2) distributions derived from interest on obligations of the United States or its possessions included in federal adjusted gross income.

         To the extent that distributions on shares of the Fund are attributable to sources of income not described in the preceding sentences, including capital gains, such distributions will not be exempt from Colorado income tax.

         There are no municipal income taxes in Colorado. As intangibles, shares in the Fund will be exempt from Colorado property taxes.

                            NET ASSET VALUE PER SHARE


         The net asset value per share of each portfolio is determined by the Fund's transfer agent (the "Transfer Agent"), American Data Services, Inc. as of 12:00 noon Colorado time on each day when the New York Stock Exchange is open and on any other day on which there is sufficient trading in municipal obligations to affect portfolio values, by dividing the total assets of each portfolio less all its liabilities by the total number of shares outstanding in such portfolio. In determining net asset value, all of each portfolio's securities except money market instruments and short-term municipal obligations with remaining maturities of sixty (60) days or less are valued at market by a pricing service, approved by the Board of Directors and the Transfer Agent, which furnishes the Transfer Agent with valuations based in each case upon information concerning market transactions and quotations from recognized municipal securities broker-dealers. Securities for which market quotations are readily available are valued at the last reported sale price, or, if no sales are reported on that day, at the mean between the latest available bid and asked prices. Securities for which quotations are not readily available are valued by the pricing service considering such factors as yields or prices of municipal securities of comparable quality, type of issue, coupon, maturity and rating, indications as to value from broker-dealers, and general market conditions. The methods used by the pricing service and the valuations so established are reviewed regularly by officers of the Fund under the general supervision of its Board of Directors. The Fund's pricing service is Kenny Information Service. The use of such service by the Fund is the method selected by the Fund's Board of Directors for obtaining a fair determination of the value of securities for which quotations are not readily available.


                               PURCHASE OF SHARES

         Shares of each portfolio may be purchased by check or by wire transfer of funds through a bank. The minimum initial investment is $10,000 for each portfolio selected. Investments may be made in any amount in excess of the minimum. Subsequent investments may be in any amount for the portfolio selected. Each portfolio's shares are sold on a continuous basis without a sales charge at the net asset value in effect at the time a purchase order is processed. Purchase orders are processed after federal funds are made available to the Fund as hereafter provided.

         A contingent deferred sales charge of 1% may be imposed upon redemption of Fund shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent sales charge will be waived in the event of: (a) redemption of shares of a shareholder (including a registered joint owner) who has died; (b) redemption of shares if they are to be exchanged for shares of another portfolio; and (c) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration).

         Dividends begin on the day federal funds are made available to the Fund and continue to and including the day of redemption.

Purchases by Check


         Shares may be purchased initially by mailing a completed account application form together with a check payable to "Colorado Double Tax-Exempt Bond Fund, Inc." for the amount to be invested in the Fund. The address for mailing is Colorado Double Tax-Exempt Bond Fund, Inc., P.O. Box 641235, Cincinnati, Ohio 45264-1235. (If sending by express mail or other service requiring a street address, use Colorado Double Tax-Exempt Bond Fund, Inc., c/o Star Bank, N.A., Mutual Fund Custody Department, 425 Walnut Street M.L. 6118, 6th Floor, Cincinnati, Ohio 45202.


         Purchases of shares purchased by check are effected when federal funds are made available to the Fund. Federal funds are normally made available to the Fund at 9:00 a.m. on the third business day following receipt of the check. Shares are purchased at the net asset value in effect when the check is received by the Fund. During the period of time between receipt of the check and the Fund's collection of federal funds, an investor's money will not be invested and no dividends will accrue to an investor.

         Subsequent purchases may be effected by mailing a check as outlined above. The shareholder's account number and the portfolio in which he intends to make the additional purchase should appear on the check. In addition, the shareholder should enclose the stub portion of the most recent confirmation statement received from the Fund.

Purchases by Wire

         Shares may be purchased by wiring federal funds to the Fund. Prior to an initial investment, an investor should call toll free the appropriate telephone number of the Fund listed on the cover page of this Prospectus to obtain a shareholder account number and instructions. An investor should indicate the portfolio in which he intends to invest, or if investing in both portfolios, the investor will receive an account number for each portfolio.

         An investor should then instruct his bank to wire transfer the intended investment amount in federal funds to:


         Star Bank, N.A. Cinti/Trust
         ABA Account No. 0420-0001-3
         DDA Account No. 486464589

         Attention: Colorado Double Tax-Exempt Bond Fund, Inc.
         Account of (Investor's name(s))
         Account No. (The account number assigned by telephone)

If investing in both portfolios, indicate both account numbers and the amount to be invested in each portfolio.

         A completed account application form must be received by the Fund before any withdrawal or exchange transactions can be handled.

         Subsequent purchases may be effected by wiring federal funds as outlined above and indicating the investor's name and account number to which they are to be credited.

         No stock certificates will be issued unless a request in writing is made to the Fund's transfer agent. Instead an account will be established for each investor and all shares purchased or received, including those obtained through reinvestment of distributions, will be registered on the books of the Fund and credited to such account.

         The Fund has the right to limit the amount of purchases and to refuse to sell shares to any person.

         Other than the contingent deferred sales charge described above, no sales charges or commissions are payable in connection with the sale of the Fund's shares. The expenses incurred in the sale of Fund shares, including advertising and promotion, are included among the organizational expenses which will be paid by the Adviser.

Automatic Investment Plan

         Under the Fund's Automatic Investment Plan, a shareholder may be able to arrange to make additional purchases of Shares automatically on a monthly basis by electronic funds transfer from a checking account, if the bank which maintains the account is a member of the Automated Clearing House, or by preauthorized checks drawn on the shareholder's bank account. A shareholder may, of course, terminate the program at any time. The Automatic Investment Plan Application included with this Prospectus contains the requirements applicable to this program. In addition, shareholders may obtain more information concerning this program from their securities broker-dealers or from distributors.

         The market value of the Fund's shares is subject to fluctuation. Before undertaking any plan for systematic investment, the investors should keep in mind that such a program does not assure a profit or protect against a loss.

                              REDEMPTION OF SHARES

         The Fund's shares may be redeemed at the net asset value of the applicable portfolio next determined after receipt of the redemption request in proper form at the offices of American Data Services, Inc., the Fund's Transfer Agent (the "Transfer Agent"). A shareholder redeeming between monthly dividend payment dates receives any accrued but unpaid dividends applicable to the redeemed shares.

Redemption By Mail

         Shares may be redeemed by sending a written redemption request to the Transfer Agent. The redemption request should state the name of the Fund, the portfolio name, the name(s) on the redeeming shareholder's account, such shareholder's account number and the dollar amount or number of shares to be redeemed. If the shares to be redeemed are represented by certificates issued by the Fund to the redeeming shareholder, such certificates must be returned with the redemption request. In all cases, the signature, whether on the written request or on a stock power, must be signed exactly as the shareholder name(s) appears on the account statement, including fiduciary capacity (e.g. Trustee, Guardian, etc.) and be guaranteed by an authorized person of a commercial bank or a member firm of the New York Stock Exchange. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, personal representatives, trustees, guardians and other fiduciaries. A redemption request will not be deemed to have been submitted until the Transfer Agent receives all required documents in proper form. The address for redemption requests is Colorado Double Tax-Exempt Bond Fund, Inc., c/o American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Suite 109, Hauppauge, New York 11798. Redemption proceeds are normally mailed on the next business day following receipt of a redemption request in proper form but in no event later than seven (7) days following receipt of such requests.


Redemption By Telephone


         Shares may be redeemed by telephone if the appropriate section on the account application form has been completed. Shareholders may request redemptions by telephoning the Transfer Agent at 1-888-235-2215 and arranging for the proceeds to be wire transferred to a previously designated bank account if all the following conditions are met:


(a) A telephone redemption authorization included in the account application form is on file with the Fund before the redemption request is placed. See the appropriate section on the account application form. This authorization requires designation of a bank account to which the redemption payment is to be wired. The proceeds will not be wired to other than the designated bank account.

(b) If a shareholder did not establish the telephone redemption privilege or wishes to change the bank account to which the redemption payment is to be wired, such shareholder must provide the Fund with a signed and signature guarantee request designating the change.

(c)  No shares to be redeemed by telephone may be represented by certificates.


         Redemption is consummated at the asset value in effect at the close of business of the day the redemption request is received provided the request is made prior to 12:00 noon Colorado time. In such event, the wire transfer is ordinarily made the morning of the next business day. If the redemption request is made after 12:00 noon Colorado time, redemption is consummated at the net asset value next determined and the wire transfer is ordinarily sent on the morning of the second business day following the receipt of the redemption request.

         Shares which were purchased by a personal check cannot be redeemed by telephone until the check has cleared the bank which may take up to fifteen
(15) days. Accordingly, if this restriction is of concern to an investor, purchases should be made by wire transfer.


         If transfer is requested by telephone in accordance with the procedures described above, payment will be by wire transfer to the bank account designated on the account application form, the Transfer Agent's charges for each such wire transfer (currently $9.00) will be deducted from the proceeds of the redemption.


         Redemption proceeds are normally wired or mailed on the next business day following receipt of wired or telephoned instructions, but in no event later than seven (7) days following receipt of such requests.

         Investors designating a savings and loan association as the bank to receive their telephone redemption proceeds are advised that if the savings and loan association is not a participant in the Federal Reserve System, redemption proceeds must be wired to a commercial bank which is a correspondent of the savings and loan association. It is suggested that investors discuss wire procedures and costs with their savings and loan association before completing the telephone redemption authorization on the account application form.

         The telephone redemption procedure may be modified or terminated at any time by the Fund or the Transfer Agent.

         If, in the opinion of the Board of Directors of the Fund, conditions exist which make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the net asset value of the Fund. Shareholders receiving any such securities or other property on redemption will incur any costs of sale.

         Apart from the charge imposed by the Transfer Agent for effecting a redemption payment by a bank wire transfer, neither the Fund nor the Transfer Agent imposes a redemption fee, however a contingent deferred sales charge may apply. If a shareholder uses the services of a broker-dealer to effect redemption of his shares, the broker-dealer may charge a fee for such services.

                               EXCHANGE PRIVILEGE

         The shares of one portfolio may be exchanged for shares of the other portfolio without cost. The privilege to exchange shares enables an investor to switch portfolios when he believes that such a shift is an appropriate personal investment decision. It is not intended as a trading vehicle to respond to short-term market fluctuations. An exchange involves a redemption of all or a portion of shares held in one portfolio and the investment of the proceeds in shares of the other portfolio. Accordingly, the exchange privilege is, for federal income tax purposes, a sale on which a shareholder may realize a taxable gain or loss and a purchase which establishes a new investment, a new cost basis and a new holding period. In order to prevent abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or restrict the exchange privilege of any shareholder who makes more than two exchanges per year.

Exchange by Telephone


         An investor may make telephone exchanges by telephoning the Transfer Agent at 1-888-235-2215 provided that (a) he has elected the telephone exchange option on the account application form, (b) the registration on the two accounts will be identical and (c) the shares to be exchanged are not in certificate form. Neither the Fund nor the Transfer Agent is responsible for the authenticity of exchange instructions received by telephone or telegraph.
Instructions received by the Transfer Agent are transacted at the net asset value in effect at the time the call is received.


Exchange by Mail

         An investor may exchange shares by submitting a written request signed exactly as the shares are registered and accompanied by the certificate(s), if any, evidencing such shares. The request must be addressed to the Transfer Agent and should include specific instructions for the redemption and purchase of shares. These instructions must include the identity of the existing account (the Fund's name, portfolio name, account name and account number) and specify the number of shares to be exchanged. Unless otherwise specified, the new account will be established with the same registration, telephone option(s) and dividend option as the present account. If the new account is to be different in any respect, the exchange request must contain a signature guarantee described under redemption procedures.

         The exchange privilege may be modified or discontinued at any time.

                                  DISTRIBUTIONS

         The Fund declares dividends of net investment income daily. Dividends are paid to shareholders in dividends of additional shares on the 15th day of each month. If the 15th day of a month falls on a weekend or holiday on which the New York Stock Exchange is closed, the dividend will be distributed on the next succeeding business day. Payments vary in amount depending on income received from portfolio securities and expenses of operation.

         Shares will begin earning dividends on the day after which the Fund receives payment and shares are issued. Shares or cash continue to earn dividends through the date they are redeemed or delivered subsequent to reinstatement.


         Unless you elect by written notice to the Adviser, at least ten (10) business days prior to the dividend Payable Date, your dividends and gain distributions, if any, will be made in additional shares at net asset value. If you desire to elect a different option, you may choose to receive dividends in cash and any gain distributions in shares or receive both dividends and any gain distributions in cash. (See Item 4 on the General Authorization Form.)


         The Fund will distribute no later than December 31, sufficient capital gains net income determined as of October 31 of each calendar year to avoid the application of the 4% excise tax imposed pursuant to the Code.

                     TRANSFER AND DIVIDEND DISBURSING AGENT,
                              COUNSEL AND AUDITORS

     American Data Services, Inc. acts as transfer agent and dividend disbursing agent for the Fund. The Transfer Agent has no part in determining the investment policies of the Fund or portfolio securities to be purchased or sold by the Fund.


     Kutak Rock, 717 17th Street, Suite 2900, Denver, Colorado 80202, acts as counsel to the Fund and has rendered its opinion in connection with the shares offered by this prospectus.


         Baird, Kurtz & Dobson has been selected as auditor for the Fund.

                             ADDITIONAL INFORMATION

         The Fund was incorporated under the laws of the State of Maryland on August 29, 1996. The Fund is authorized to issue 100,000,000 shares of capital stock, par value of $.001 per share, of which 40,000,000 shares are initially authorized as Class A Shares which constitute the Short-Intermediate Portfolio and 20,000,000 shares are initially authorized as Class B Shares which constitute the Income Portfolio. Shares of each portfolio have equal voting rights and no preference as to conversion, exchange, retirement or any other feature exists. Each share has one vote and any vote which affects the holders of either portfolio (other than a vote for the election of directors or selection of auditors) shall require the approval of a majority of the shares of the affected portfolio. Each share, when issued and paid for in accordance with the terms of offering, will be fully paid and non-assessable. Shares of the Fund's stock may be redeemed by shareholders at net asset value. Shares have no preemptive, subscription or conversion rights and are freely transferable.

         Fund shares do not have cumulative voting rights, which means the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so and in such event the holders of the remaining shares so voting will not be able to elect any directors.

         The Board of Directors is authorized to assign any of the 40,000,000 unassigned shares of the Fund to a portfolio. Additional portfolios may be offered in the future but such additional offerings would not affect the interests of current shareholders in the existing portfolios.

         The Transfer Agent maintains a record of each shareholder's ownership. Shareholders will receive from the Transfer Agent confirmations, as well as monthly statements of account which will show their holdings. In the interests of economy and convenience, certificates representing the Fund's shares will not be physically issued except upon the shareholder's specific written request to the Transfer Agent.

         The Fund sends to each of its shareholders a semiannual report and an audited annual report each of which includes a list of the investment securities held by the Fund. Shareholder inquiries should be made by writing the Fund at its address set forth on the cover page of this Prospectus or by telephoning the Fund at the telephone numbers also set forth on the cover page of this Prospectus.

         No person has been authorized to give any information or to make any representations other than those which may be contained in this Prospectus and in the Fund's official sales literature made in connection with the offering of the Fund's shares, and if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer in any State in which, or to any person to whom, such offer may not lawfully be made.

         No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and, if given or made, such information or representations must not be relied upon. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby, nor an offer of shares in any state or jurisdiction in which, or to any person to whom, such offer would be unlawful. The delivery of this Prospectus at any time does not imply that the information contained herein is correct as of any time subsequent to its date; however, if any material change occurs while this Prospectus is required by law to be delivered, this Prospectus will be amended or supplemented accordingly.




                                TABLE OF CONTENTS



                                                                            Page

EXPENSE TABLE................................................................ 1

DESCRIPTION OF THE FUND...................................................... 2

MANAGEMENT OF THE FUND....................................................... 8

TAXATION OF THE FUND AND
    ITS SHAREHOLDERS.........................................................11
NET ASSET VALUE PER SHARE....................................................13
PURCHASE OF SHARES...........................................................14
REDEMPTION OF SHARES.........................................................16
EXCHANGE PRIVILEGE...........................................................18
DISTRIBUTIONS................................................................19
TRANSFER AND DIVIDEND
    DISBURSING AGENT,
    COUNSEL AND AUDITORS.....................................................19
ADDITIONAL INFORMATION.......................................................20






                                 COLORADO DOUBLE
                           TAX-EXEMPT BOND FUND, INC.






                                   PROSPECTUS






                                  June __, 1997

INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.



                    SUBJECT TO COMPLETION, DATED JUNE 6, 1997


                       STATEMENT OF ADDITIONAL INFORMATION




                   COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC.


     This Statement of Additional Information is intended to supplement the information provided to investors in the Prospectus dated June 6, 1997 (the "Prospectus") of Colorado Double Tax-Exempt Bond Fund, Inc. (the "Fund"). This Statement of Additional Information is not itself a prospectus and should be read only in conjunction with the Prospectus. Copies of the Fund's Prospectus may be obtained by writing the Fund at 600 17th Street, 2610 S. Tower, Denver, Colorado 80293, or calling the Fund at either 1-800-279-4426 (statewide) or 1-303-623-7500 (from the Denver area).


                       STATEMENT OF ADDITIONAL INFORMATION




                                TABLE OF CONTENTS



INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES................................. 2
CALCULATION OF PERFORMANCE DATA..............................................10
MANAGEMENT OF THE FUND.......................................................12
ADVISORY AGREEMENT AND EXPENSES..............................................14
PURCHASE OF SHARES...........................................................15
REDEMPTION OF SHARES.........................................................17
EXCHANGE PRIVILEGE...........................................................19
DISTRIBUTIONS................................................................20
TRANSFER AGENT...............................................................21
CUSTODIAN AND AUDITORS.......................................................21
REPORT OF CERTIFIED PUBLIC ACCOUNTANTS.......................................22

FINANCIAL STATEMENT..........................................................23
ACCOUNT APPLICATION..........................................................27
APPLICATION FOR AUTOMATIC INVESTMENT PLAN....................................29

APPENDIX A..................................................................A-1

                  INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

         The following discussion supplements the description of the Fund's investment objectives and management policies set forth in the Prospectus.

         The Fund purchases primarily Colorado municipal securities which it believes are attractive and competitive in terms of quality, maturity and yield. Even though any purchase obviously appears totally suitable at the time of purchase, the dynamics of the municipal bond market in response to changes in general economic and political conditions, interest rate and inflationary expectations, and supply and demand considerations require continuous reevaluation of each investment relative to how return, quality and marketability might be improved, within the fundamental and management policies established for each portfolio.

         The Fund believes that by offering two portfolios, it can achieve a more precise objective for an investor than a single portfolio attempting to achieve multiple objectives. The Fund offers a Short-Intermediate Portfolio which restricts its weighted average maturity to no more than seven years, and an Income Portfolio which is expected to have a weighted average maturity of more than seven years. Each portfolio differs from the other primarily in the maturity of its holdings and consequently in the yield levels and principal volatility which might be expected from such maturity differentials. The Short-Intermediate Portfolio generally provides a lower yield than the Income Portfolio; but, in turn, generally provides greater principal stability than the Income Portfolio.

         It is a nonfundamental policy of the Fund that, under normal circumstances, the Fund will invest at least 65% of the value of its total assets in tax-exempt bonds. The balance of its total assets will be invested in other tax-exempt securities of the State of Colorado, its political subdivisions, municipalities and public authorities, the interest on which is exempt from federal income taxes and from Colorado personal income taxes.

         Under normal market conditions, the Fund will attempt to invest 100% and, as a matter of fundamental policy, will invest at least 80% of its total assets in each portfolio in Colorado municipal securities. The Fund will invest only in securities which at the time of purchase have one of the four highest ratings of Moody's Investor Service, Inc. ("Moody's) (Aaa, Aa, A or Baa), Standard & Poor's Corporation ("S&P") (AAA, AA, A or BBB), or Fitch Investors Service, Inc. ("Fitch") (AAA, AA, A and BBB), or in securities which are not rated, provided that, in the opinion of the Fund's investment adviser (the "Adviser"), such securities are comparable in quality to those within the four highest ratings of Moody's, S&P or Fitch. These securities are considered to be "investment grade" securities, although bonds rated in the fourth highest ratings level (Baa by Moody's and BBB by S&P and Fitch) are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and as having some speculative characteristics. Securities on which the interest is treated as an item of tax preference for purposes of the alternative minimum tax will not be counted toward the 80% policy of the Fund. In the event the rating of an issue held in the Fund's portfolio is lowered by the rating service, such change will be considered by the Fund in its evaluation of the overall investments of the security, but such change will not necessarily result in an automatic sale of the security. For a description of municipal securities ratings see "Appendix A-Description of Municipal Securities Ratings" attached hereto.

Portfolio Turnover

         To the extent that bond trading and portfolio turnover serve shareholders' objectives by improving return, quality and marketability, such active investment management is not only pursued but in the opinion of the Adviser is required.

         At all times, sales of investment positions, involving reinvestment of proceeds, must either demonstrate (a) a mathematical certitude, within quality and maturity requisites, of improved investment results for the Fund or (b) a very apparent improvement in liquidity and marketability as perceived under any prudent investment criteria. Since all sales give rise to realized capital gains or losses for the Fund and since all sales, repurchases and trades result in the payment of commissions or markups and markdowns, all such transactions are reviewed by the Board of Directors on a quarterly basis in terms of investment benefits to the Fund and its shareholders recognizing prevailing market conditions and considerations.

         Portfolio turnover is the lesser of purchases or sales of portfolio securities for the year, divided by the monthly average value of the portfolio securities. While it is impossible to determine with any accuracy the portfolio turnover rate for each portfolio, it is expected that turnover will vary considerably from period to period depending on market conditions, but generally should not exceed 100% per annum. The rate of turnover will not be a limiting factor whenever the Adviser deems it advisable to sell or purchase securities. As discussed above, all portfolio transactions involving reinvestment must demonstrate quantifiable benefits to the Fund and its shareholders to even occur.

Colorado Municipal Securities


     As used in this statement of additional information, the term, "Colorado municipal securities," refers to debt obligations issued by the State of Colorado, its counties, municipalities, authorities and political subdivisions for the purpose of obtaining funds for various public purposes. The interest on such obligations is, in the opinion of bond counsel to the issuers, exempt from federal and Colorado State income taxes.


     Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.

         In addition, certain types of "industrial development bonds" issued by or on behalf of public authorities to obtain funds for privately operated facilities are included in the definition of Colorado municipal securities, provided that the interest paid thereon is exempt from Federal and Colorado State income taxes. Tax-exempt industrial development bonds do not generally pledge of the credit of the issuing municipality.

         There are also a variety of hybrid and special types of municipal securities that have characteristics of both general obligation and revenue bonds.

         Municipal notes are short-term obligations issued to obtain temporary funds for states, cities, municipalities and municipal agencies. These notes include tax, revenue and bond anticipation notes that provide temporary funds until the anticipated taxes, revenues or bond proceeds, respectively, are received by the issuer. Other municipal notes include construction loan notes and short-term discount notes. Project notes, issued by a state or local housing authority, are secured by the full faith and credit of the United States. Municipal commercial paper consists of very short-term negotiable notes, which provide seasonal working capital needs or interim construction financing. The commercial paper is paid from general revenues or is refinanced with long-term debt.

         Yields of municipal securities depend upon a number of factors, including economic and money and capital market conditions, the volume of municipal securities available, conditions within the municipal securities market, and the maturity, rating, and size of individual offerings. Market values of municipal securities will vary inversely in relation to their yields. The magnitude of changes in market values in response to changes in market rates of interest typically varies in proportion to the maturity of the obligation.

Bond Put Programs and Tender Option Programs

         The Fund may invest in bond put programs. Under such programs, long-term, low coupon bonds are purchased with a put option that gives the purchaser the right to sell the bonds back to the seller at a specified price on a specified date significantly prior to the stated maturity of the bonds. Usually, but not necessarily, the put option is exercisable three to five years from the date of the offering of a program. Sellers of bond put programs usually are large institutional holders of low coupon bonds bought prior to 1980 who believe they can use the proceeds from such sales more advantageously by investing in taxable securities. All bonds purchased as part of bond put programs are required to satisfy the same quality standards of the Fund applicable to other bond purchases. Additionally, the obligation of the seller to purchase the bond upon exercise of the put option must be supported by a bank letter of credit. In the opinion of the Adviser, the marketability and liquidity of such bonds and their accompanying put options is the same as other bonds held by the Fund.

         The Fund may also invest in tender option programs which give the purchaser the option to tender the bonds purchased to the seller or issuer at face amount. The bonds may be tendered after the expiration of a specified holding period usually ranging from one to five years ("initial tender option date"). Subsequent to the initial tender option date, the interest rate is ordinarily adjusted semiannually or annually to the then current market level for corresponding short-term bonds. Under tender option programs, the purchaser has a choice of tendering its bonds on any semiannual or annual readjustment date, continuing to maintain its position or selling the bonds and the related tender option in the open market between the semiannual and annual readjustment dates. In the case of tender option programs, the earliest date that the tender option is exercisable is considered to be the maturity date. If the bonds are not tendered on the initial tender option date or on any subsequent readjustment date, the next readjustment date is considered the maturity date. There is no limitation on the aggregate principal amount of bonds associated with bond put programs or tender option programs which may be purchased in either portfolio although it is not anticipated that either program will exceed 20% of the assets of a portfolio.

         In the case of either bond put programs or tender option programs involving a seller other than the issuer, the Fund may only purchase programs where the put or tender option obligations of the seller are supported by bank letters of credit which additionally provide that funds will be available to repurchase the bonds when the put or tender options are exercised. If the seller is a bank, the letter of credit is required to be issued by another bank.

Variable Rate Demand Instruments

         Variable rate demand instruments are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments permit the Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument. The Fund intends to exercise the demand only (a) upon a default under the terms of the municipal obligation, (b) as needed to provide liquidity to the Fund, or (c) to maintain a high-quality investment portfolio. The issuer of a variable rate demand instrument may have a corresponding right to prepay in its discretion the outstanding principal of the instrument plus accrued interest upon notice comparable to that required for the holder to demand payment.


         The variable rate demand instruments that the Fund may purchase are payable on demand on not more than seven (7) days' notice. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments.


When-Issued Securities

         Municipal securities may be purchased or sold on a delayed-delivery basis or on a when-issued basis. These transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future, in order to secure what is considered to be an advantageous price and yield to the Fund. No payment is made until delivery is due, often a month or more after the purchase. When the Fund engages in when-issued and delayed-delivery transactions, certain risks are involved. The Fund relies on the buyer or seller, as the case may be, to consummate the transaction. Failure of the buyer or seller to do so may result in the Fund missing the opportunity of obtaining a price considered to be advantageous. The securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time the Fund makes the commitment to purchase municipal securities on a delayed-delivery basis or a when-issued basis, it will record the transaction and reflect the value of the municipal securities in determining the net asset value of the appropriate portfolio. A segregated account for the Fund consisting of cash or high-grade securities equal to the amount of the when-issued commitments will be established with the Fund's custodian. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. There is no restriction on the amount of when-issued securities which may be purchased by either portfolio.

Certificates of Participation

         Also included within the general category of Colorado municipal securities are participation certificates issued by government authorities or entities to finance the acquisition or construction of equipment, land and/or facilities. The certificates represent participations in a lease, an installment purchase contract or a conditional sales contract (hereinafter collectively called "lease obligations") relating to such equipment, land or facilities. Although lease obligations do not constitute general obligations of the issuer for which the issuer's unlimited taxing power is pledged, a lease obligation frequently is backed by the issuer's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriative" clauses which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a type of financing that has not yet developed the depth of marketability associated with more conventional securities. Certain investments in lease obligations may be illiquid. The Fund may not invest in illiquid lease obligations, if such investments, together with other illiquid investments, would exceed 15% of the Fund's net assets. The Fund may, however, invest without regard to such limitation in lease obligations which the Adviser, pursuant to guidelines which have been adopted by the Board of Directors and subject to the supervision of the Board of Directors, determines to be liquid. The Adviser will deem lease obligations liquid if they are publicly offered and have received an investment grade rating of Aaa, Aa, A or Baa or better by Moody's or AAA, AA, A, BBB or better by S&P or Fitch's.

Repurchase Agreements

         The Fund may invest in repurchase agreements. A repurchase agreement involves a sale of securities to the Fund, with the concurrent agreement of the seller (a member bank of the Federal Reserve system or a securities broker-dealer which the Adviser believes to be financially sound) to repurchase the securities at the same price plus an amount equal to an agreed upon interest rate, within a specified time, usually less than one week, but, on occasion, at a later time. The value of the underlying securities will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The Fund will make payment for such securities only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent for the Fund. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and
(c) expenses of enforcing its rights. It is expected that repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the Fund.

Standby Commitments

         Subject to the receipt of any required regulatory authorization, the Fund may acquire standby commitments for either portfolio which will enable such portfolio to improve its liquidity by making available same day settlements on sales. A standby commitment is a right acquired by the Fund, when it purchases a municipal obligation from a broker, dealer or other financial institution ("seller"), to sell up to the same principal amount of such securities back to the seller, at the Fund's option, at a specific price. Standby commitments are also known as "puts." The Fund's investment policies permit the acquisition of standby commitments solely to facilitate portfolio liquidity. The exercise by the Fund of a standby commitment is subject to the ability of the seller to fulfill its contractual commitment.

         Standby commitments acquired by the Fund for a portfolio will have the following features: (a) they will be in writing and will be physically held by the Fund's custodian; (b) the Fund's rights to exercise them will be unconditional and unqualified; (c) they will be entered into only with sellers which in the Adviser's opinion present a minimal risk of default; (d) although standby commitments will not be transferable, municipal obligations purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (e) their exercise price will be (i) the Fund's acquisition cost, excluding the cost, if any, of the standby commitment, of the municipal obligations which are subject to the commitment (excluding any accrued interest which the Fund may have paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus
(ii) all interest accrued on the securities since the last interest payment date.

     The Fund expects that standby commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund will pay for standby commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments. As a matter of policy, the total amount paid by the Fund in either manner for outstanding standby commitments will not exceed 1/2 of 1% of the value of the total assets of the affected portfolio calculated immediately after any standby commitment is acquired.

     It is difficult to evaluate the likelihood of use or the potential benefit of a standby commitment. Therefore, it is expected that the Adviser will determine that standby commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the standby commitment is less than the exercise price of the standby commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

     The Fund understands that the Internal Revenue Service has issued a revenue ruling to the effect that a registered investment company will be the owner of municipal obligations acquired subject to a put option and that interest on the obligations will be tax-exempt to the Fund. There is, however, no assurance that standby commitments will be available to the Fund, and the Fund has not assumed that such commitments would continue to be available under all market conditions.

Investment Restrictions

     The Fund has adopted certain investment restrictions which cannot be changed without approval by the holders of a majority of the outstanding voting shares of each affected portfolio. As defined in the Investment Company Act of 1940 (the "1940 Act"), this means the lesser of the vote of (a) 67% of the portfolio's shares at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the portfolio's shares.

         Each portfolio may not:

     1. Purchase securities or make investments other than in accordance with its investment objective and policies.

     2. Purchase securities if as a result of such purchase more than 25% of the portfolio's total assets would be invested in any one industry. For purposes of this limitation, there is no limitation on the purchase of securities issued by state or municipal governments or their political subdivisions or securities issued, guaranteed or secured by the U.S. government, its agencies or instrumentalities (including refunded municipal obligations fully secured by direct obligations of the U.S. government or its agencies or instrumentalities held in irrevocable trust). Industrial revenue bonds ultimately payable by companies within the same industry are treated as if they were issued by issuers in the same industry. Neither portfolio may enter into a repurchase agreement if more than 10% of assets would be subject to repurchase agreements maturing in more than seven (7) days.


     3. Purchase the securities of any issue if as a result more than 5% of the portfolio's assets would be invested in the securities of such issuer provided that there is no limitation on the purchase of securities issued, guaranteed or secured by the U.S. government, its agencies or instrumentalities (including refunded municipal obligations fully secured by direct obligations of the U.S. government, its agencies or instrumentalities held in irrevocable trust). This restriction does not apply with respect to 50% of the portfolio's total assets. For purposes of this limitation, the Fund will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer.

     4. Invest more than 5% of the portfolio's total assets in industrial development bonds sponsored by companies which with their predecessors have less than three years continuous operation.

     5. Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

     6. Borrow money or enter into reverse repurchase agreements except the Fund may borrow money from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount up to 10% of the value of the portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

     7. Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

     8. Write, purchase or sell puts, calls or combinations thereof, although the Fund may purchase municipal securities comprising bond put programs and tender option programs as well as municipal securities subject to standby commitments, variable rate demand notes or repurchase agreements in accordance with its investment objective and policies provided that neither municipal securities subject to standby commitments nor variable rate demand notes constitute more than 5% of the assets of either portfolio.

     9. Purchase or retain the securities of any issuer if any of the officers or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

     10. Invest more than 15% of the portfolio's total assets in non-marketable securities, including securities restricted as to disposition under the federal securities laws, repurchase agreements maturing in more than seven (7) days and securities which are not otherwise readily marketable.


     11. Invest for the purpose of exercising control or management of another issuer.

     12. Invest in commodities or commodity futures contracts or in real estate except that the Fund may invest in municipal securities secured by real estate or interests therein.

     13. Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in municipal securities of issuers which invest in or sponsor such programs.


     14. Invest more than 10% of its total assets in securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.


     15. Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

     Section 18(f)(1) of the 1940 Act prohibits an open-end investment company from borrowing from a bank unless there is an asset coverage of 300% for all borrowings. Under Rule 18f-1 under such Act, an open-end investment company may elect to commit itself to pay in cash all requests for redemption subject to certain limitations specified in said Rule. If an investment company makes such an election, the investment company is exempt from the requirements of Section 18(f)(1) to the extent necessary to enable it to effectuate cash redemptions. The Fund has not elected to commit itself to pay all cash in redeeming shares and, therefore, is subject to Section 18(f)(1). The restriction set forth in paragraph 6 above further restricts borrowings.

                         CALCULATION OF PERFORMANCE DATA

     The Fund may publish certain performance figures in advertisements from time to time. These performance figures may include yield, tax equivalent yield and total return figures.

Yield

     Yield reflects the income per share deemed earned by the Fund's portfolio investments. Yield is determined by dividing the net investment income per share deemed earned during the preceding 30-day period by the maximum offering price per share on the last day of the period and annualizing the result according to the following formula:



                                     a - b          6
                       YIELD = 2 [(  ------     + 1) - 1]
                                       cd



Where: a = interest earned during the period.



       b = expenses accrued for the period (net of reimbursements).

       c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

       d = the maximum offering price per share on the last day of the period.

     To calculate interest earned (for the purpose of "a" above) the Fund will:

    (a) Compute the yield to maturity of each obligation held by the Fund based on the market value of the obligation at the close of business on the last business day of each month, or with respect to obligations purchased during the month, the purchase price.

     (b) Divide the yield to maturity by 360 and multiply the quotient by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio.

     The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

     In the case of an obligation issued without original issue discount and having a current market discount, the coupon rate of interest is used in lieu of the yield to maturity. In the case of an obligation with original issue discount, if the discount based on the current market value exceeds the then-remaining portion of original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. In the case of an obligation with original issue discount, if the discount based on the current market value is less than the then-remaining portion of original issue discount (market premium), the yield to maturity is based upon market value.

Tax Equivalent Yield

     Tax equivalent yield shows the yield from a taxable investment which would produce an after-tax yield equal to that of a fund that invests in tax-exempt securities. It is computed by dividing the tax-exempt portion of the Fund's yield (as calculated above) by one minus a stated income tax rate and adding the product to the portion (if any) of the Fund's yield that is not tax-exempt.

Total Return

     Total return is the percentage change in the value of a hypothetical investment that has occurred in the indicated time period, taking into account the imposition of the sales charge and other fees and assuming the reinvestment of all dividends and distributions. Cumulative total return reflects the Fund's performance over a stated period of time and is computed as follows:

                             ERV - P = TOTAL RETURN
                             -------
                                P

  Where: ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the base period (reduced by the maximum sales charge) assuming reinvestment of all dividends and distributions.

          P = a hypothetical initial payment of $1,000.

     Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period, and is computed according to the following formula:

                                  P(1+T)n = ERV

  Where:  P = a hypothetical initial payment of $1,000.
          T = average annual total return.
          n = number of years in the base period.

          ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the base period (reduced by the maximum sales charge) assuming reinvestment of all dividends and distributions.

     All performance figures are based on historical results and are not intended to indicate future performance.

                             MANAGEMENT OF THE FUND

Directors and Officers

     The names and business addresses of the directors and officers of the Fund together with information as to their principal business occupations during at least the past five years are shown below. Each director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.

                                                   Principal Occupation
Name, Address and Age     Positions with the Fund  During Past 5 Years
-----------------------   -----------------------  -------------------


James M. Coughlin (61)     Director                President of Coughlin &
621 17th Street                                    Company, an investment
Suite 1900                                         banking firm,  since 1972.
Denver, Colorado  80202


Bruce L. Evans (66)        Director                Partner in the law firm of
1660 Lincoln Street                                Lentz, Evans and King, P.C.
Suite 2900                                         since 1973.
Denver, Colorado  80264

Calvin F. Isaak* (66)      President, Chairman     Chairman of the Board of
600 17th Street            and Director            Directors and President of
2610 South Tower                                   Isaak Bond Investments, Inc.,
Denver, Colorado  80293                            A registered broker-dealer,
                                                   since 1977.

David J. Isaak* (36)       Vice President,         Manager of Municipal Bond
600 17th Street            Treasurer and Director  Trading Department of Isaak
2610 South Tower                                   Bond Investments, Inc. since
Denver, Colorado  80293                            1984.

Philip J. Konsella* (64)   Director                Real estate broker for and
1519 Genesee Vista Road                            owner of Comark Realty, Inc.
Golden, Colorado  80401                            prior to 1992.

Stan Voth* (51)            Secretary               Chief Financial Officer of
600 17th Street                                    Isaak Bond Investments, Inc.
2610 South Tower                                   since 1987.
Denver, Colorado  80293




     Directors of the Fund who are not "interested persons" of the Fund are paid $500 per meeting by the Fund, which is subject to adjustment annually, and are reimbursed for expenses incurred in attending meetings of the Board of Directors.

     Calvin F. Isaak, the President and a director of the Fund, is also the majority shareholder and the President of Isaak Bond Investments, Inc., the Fund's principal underwriter and a distributor of the Fund's shares (the "Underwriter"). Mr. Isaak is also the Chairman of the Board of Directors and President of Funds Management Corporation, the Fund's investment adviser. Mr. Calvin F. Isaak and Mr. David Isaak are father and son.

     Mr. Philip J. Konsella, a director of the Fund, is a director of the Underwriter. Mr. Voth, Secretary of the Fund, is also the Chief Financial Officer of the Underwriter.


     The Fund's investment adviser is Funds Management Corporation (the "Adviser"), a Colorado corporation formed on April 7, 1988. The Adviser has registered with the Securities and Exchange Commission as an Adviser under the Investment Advisers Act of 1940.

     The Adviser will attempt to meet the Fund's investment objectives by providing portfolio management and credit analysis services pursuant to the Prospectus and the Advisory Agreement. There is no assurance that the Adviser can meet the Fund's investment objectives. The Adviser anticipates that the Fund will not have a portfolio turnover rate in excess of 100% per year in an attempt to meet these objectives.

     The Fund is a Maryland Corporation. Its Board of Directors will supervise the activities of the Fund and review the Fund's service contracts.

     The Fund is not required to hold annual shareholder meetings. However, special meetings may be called by the Board of Directors or upon the written request of shareholders owning at least one-tenth of the shares entitled to vote, for such purposes as electing or removing directors, changing fundamental investment policies, or approving a new or amended advisory or management contract or plan of distribution. Each shareholder receives one vote for each share held. The Board of Directors has the power to create additional series of Fund shares.

                         ADVISORY AGREEMENT AND EXPENSES


     Under the Advisory Agreement dated May 28, 1997, between the Fund and the Adviser, and subject to the control of the Board of Directors, the Adviser manages the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies. In addition, the Adviser administers the Fund's daily business affairs such as providing accurate accounting records, computing accrued income and expenses of the Fund, computing the daily net asset value of the Fund, assuring proper dividend disbursements, proper financial information to investors, and notices of all shareholders', meetings, and providing sufficient office space, storage, telephone services, and personnel to accomplish these responsibilities. The Board of Directors of the Fund approved the Advisory Agreement, by unanimous vote, on December 16, 1996 in the manner required by the 1940 Act. The sole shareholder of the Fund approved the Advisory Agreement on May 28, 1997. The Adviser pays all of the compensation of directors of the Fund who are employees of the Adviser and of the officers and employees of the Fund. The Fund pays all of the compensation of directors who are not employees of the Adviser. The Advisory Agreement also provides that the Adviser will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Agreement, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Advisory Agreement.

     In exchange for its services, the Adviser is entitled to receive a management fee from the Fund, calculated daily and payable monthly, equal to 0.23% of the average daily net assets on an annual basis.

     The Fund is responsible for paying all its expenses other than those assumed by the Adviser, including brokerage commissions, if any, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Fund and its shares under federal and state securities laws, and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder account services, fees and disbursements of appraisers, transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expense of trustees of the Fund not employed by the Adviser or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses.


     The Advisory Agreement will continue in effect from year to year if such continuance is approved in the manner required by the 1940 Act (i.e., (1) by a vote of a majority of the Board of Trustees or of the outstanding voting securities of the Fund and (2) by a vote of a majority of the trustees who are not parties to the Advisory Agreement or interested persons of any such party), and if the Adviser shall not have notified the Fund at least sixty (60) days prior to the anniversary date of the previous continuance that it does not desire such continuance. The Advisory Agreement may be terminated by the Fund, without penalty, on sixty (60) days' written notice to the Adviser and will terminate automatically in the event of its assignment.


                               PURCHASE OF SHARES

     Shares of each portfolio may be purchased by check or by wire transfer of funds through a bank. The minimum initial investment is $10,000 for each portfolio selected. Investments may be made in any amount in excess of the minimum. Subsequent investments may be in any amount for the portfolio selected. Each portfolio's shares are sold on a continuous basis without a sales charge at the net asset value in effect at the time a purchase order is processed. Purchase orders are processed after federal funds are made available to the Fund as hereafter provided.

     A contingent deferred sales charge of 1% may be imposed upon redemption of Fund shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent sales charge will be waived in the event of: (a) redemption of shares of a shareholder (including a registered joint owner) who has died; (b) redemption of shares if they are to be exchange for shares of another portfolio; and (c) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration).

     Dividends begin on the day federal funds are made available to the Fund and continue to and including the day of redemption.

Purchases by Check


     Shares may be purchased initially by mailing a completed account application form together with a check payable to "Colorado Double Tax-Exempt Bond Fund, Inc." for the amount to be invested in the Fund. The address for mailing is Colorado Double Tax-Exempt Bond Fund, Inc., P.O. Box 641235,
Cincinnati, Ohio 45264-1235. (If sending by express mail or other service requiring a street address, use Colorado Double Tax-Exempt Bond Fund, Inc., c/o Star Bank, N.A., Mutual Fund Custody Department, 425 Walnut Street M.L. 6118, 6th Floor, Cincinnati, Ohio 45202.


     Purchases of shares purchased by check are effected when federal funds are made available to the Fund. Federal funds are normally made available to the Fund at 9:00 a.m. on the third business day following receipt of the check. Shares are purchased at the net asset value in effect when the check is received by the Fund. During the period of time between receipt of the check and the Fund's collection of federal funds, an investor's money will not be invested and no dividends will accrue to an investor.

     Subsequent purchases may be effected by mailing a check as outlined above. The shareholder's account number and the portfolio in which he intends to make the additional purchase should appear on the check. In addition, the shareholder should enclose the stub portion of the most recent confirmation statement received from the Fund.

Purchases by Wire

     Shares may be purchased by wiring federal funds to the Fund. Prior to an initial investment, an investor should call toll free the appropriate telephone number of the Fund listed on the cover page of this Prospectus to obtain a shareholder account number and instructions. An investor should indicate the portfolio in which he intends to invest, or if investing in both portfolios, he will receive an account number for each portfolio.

     An investor should then instruct his bank to wire transfer the intended investment amount in federal funds to:


         Star Bank, N.A. Cinti/Trust
         ABA Account No. 0420-0001-3
         DDA Account No. 486464589

         Attention: Colorado Double Tax-Exempt Bond Fund, Inc.
         Account of (Investor's name(s))
         Account No. (The account number assigned by telephone)

If investing in both portfolios, indicate both account numbers and the amount to be invested in each portfolio.

     A completed account application form must be received by the Fund before any withdrawal or exchange transactions can be handled.

     Subsequent purchases may be effected by wiring federal funds as outlined above and indicating the investor's name and account number to which they are to be credited.

     No stock certificates will be issued unless a request in writing is made to the Fund's transfer agent. Instead an account will be established for each investor and all shares purchased or received, including those obtained through reinvestment of distributions, will be registered on the books of the Fund and credited to such account.

     The Fund has the right to limit the amount of purchases and to refuse to sell shares to any person.

     Other than the contingent deferred sales charge described above, no sales charges or commissions are payable in connection with the sale of the Fund's shares. The expenses incurred in the sale of Fund shares, including advertising and promotion, are included among the organizational expenses which will be paid by the Adviser.

Automatic Investment Plan

     Under the Fund's Automatic Investment Plan, a shareholder may be able to arrange to make additional purchases of Shares automatically on a monthly basis by electronic funds transfer from a checking account, if the bank which maintains the account is a member of the Automated Clearing House, or by preauthorized checks drawn on the shareholder's bank account. A shareholder may, of course, terminate the program at any time. The Automatic Investment Plan Application included with this Prospectus contains the requirements applicable to this program. In addition, shareholders may obtain more information concerning this program from their securities broker-dealers or from distributors.

         The market value of the Fund's shares is subject to fluctuation. Before undertaking any plan for systematic investment, the investors should keep in mind that such a program does not assure a profit or protect against a loss.

                              REDEMPTION OF SHARES

     The Fund's shares may be redeemed at the net asset value of the applicable portfolio next determined after receipt of the redemption request in proper form at the offices of American Data Services, Inc. ("ADS"), the Fund's transfer agent. A shareholder redeeming between monthly dividend payment dates receives any accrued but unpaid dividends applicable to the redeemed shares.

Redemption By Mail


     Shares may be redeemed by sending a written redemption request to ADS. The redemption request should state the name of the Fund, the portfolio name, the name(s) on the redeeming shareholder's account, such shareholder's account number and the dollar amount or number of shares to be redeemed. If the shares to be redeemed are represented by certificates issued by the Fund to the redeeming shareholder, such certificates must be returned with the redemption request. In all cases, the signature, whether on the written request or on a stock power, must be signed exactly as the shareholder name(s) appears on the account statement, including fiduciary capacity (e.g. Trustee, Guardian, etc.) and be guaranteed by an authorized person of a commercial bank or a member firm of the New York Stock Exchange. ADS may require additional supporting documents for redemptions made by corporations, executors, administrators, personal representatives, trustees, guardians and other fiduciaries. A redemption request will not be deemed to have been submitted until ADS receives all required documents in proper form. The address for redemption requests is Colorado Double Tax-Exempt Bond Fund, Inc., c/o American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Suite 109, Hauppauge, New York 11798. Redemption proceeds are normally mailed on the next business day following receipt of a redemption request in proper form but in no event later than seven
(7) days following receipt of such requests.


Redemption By Telephone


     Shares may be redeemed by telephone if the appropriate section on the account application form has been completed. Shareholders may request redemptions by telephoning ADS at 1-888-235-2215 and arranging for the proceeds to be wire transferred to a previously designated bank account if all the following conditions are met:


     (a) A telephone redemption authorization included in the account application form is on file with the Fund before the redemption request is placed. See the appropriate section on the account application form. This authorization requires designation of a bank account to which the redemption payment is to be wired. The proceeds will not be wired to other than the designated bank account.

     (b) If a shareholder did not establish the telephone redemption privilege or wishes to change the bank account to which the redemption payment is to be wired, such shareholder must provide the Fund with a signed and signature guarantee request designating the change.

     (c)  No  shares  to  be  redeemed  by  telephone  may  be   represented  by
     certificates.

     Redemption is consummated at the asset value in effect at the close of business of the day the redemption request is received provided the request is made prior to 12:00 noon Colorado time. In such event, the wire transfer is ordinarily made the morning of the next business day. If the redemption request is made after 12:00 noon Colorado time, redemption is consummated at the net asset value next determined and the wire transfer is ordinarily sent on the morning of the second business day following the receipt of the redemption request.


     Shares which were purchased by a personal check cannot be redeemed by telephone until the check has cleared the bank which may take up to fifteen (15) days. Accordingly, if this restriction is of concern to an investor, purchases should be made by wire transfer.

     If transfer is requested by telephone in accordance with the procedures described above, payment will be by wire transfer to the bank account designated on the account application form. ADS's charges for each such wire transfer (currently $9.00) will be deducted from the proceeds of the redemption.


     Redemption proceeds are normally wired or mailed on the next business day following receipt of wired or telephoned instructions, but in no event later than seven (7) days following receipt of such requests.

     Investors designating a savings and loan association as the bank to receive their telephone redemption proceeds are advised that if the savings and loan association is not a participant in the Federal Reserve System, redemption proceeds must be wired to a commercial bank which is a correspondent of the savings and loan association. It is suggested that investors discuss wire procedures and costs with their savings and loan association before completing the telephone redemption authorization on the account application form.

     The telephone redemption procedure may be modified or terminated at any time by the Fund or ADS.

     If, in the opinion of the Board of Directors of the Fund, conditions exist which make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the net asset value of the Fund. Shareholders receiving any such securities or other property on redemption will incur any costs of sale.

     Apart from the charge imposed by ADS for effecting a redemption payment by a bank wire transfer, neither the Fund nor ADS imposes a redemption fee, however, a contingent deferred sales charge may apply. If a shareholder uses the services of a broker-dealer to effect redemption of his shares, the broker-dealer may charge a fee for such services.

                               EXCHANGE PRIVILEGE

     The shares of one portfolio may be exchanged for shares of the other portfolio without cost. The privilege to exchange shares enables an investor to switch portfolios when he believes that such a shift is an appropriate personal investment decision. It is not intended as a trading vehicle to respond to short-term market fluctuations. An exchange involves a redemption of all or a portion of shares held in one portfolio and the investment of the proceeds in shares of the other portfolio. Accordingly, the exchange privilege is, for federal income tax purposes, a sale on which a shareholder may realize a taxable gain or loss and a purchase which establishes a new investment, a new cost basis and a new holding period. In order to prevent abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or restrict the exchange privilege of any shareholder who makes more than two exchanges per year.

Exchange by Telephone


     An investor may make telephone exchanges by telephoning ADS at 1-888-235-2215 provided that (a) he has elected the telephone exchange option on the account application form, (b) the registration on the two accounts will be identical and (c) the shares to be exchanged are not in certificate form. Neither the Fund nor ADS is responsible for the authenticity of exchange instructions received by telephone or telegraph. Instructions received by ADS are transacted at the net asset value in effect at the time the call is received.


Exchange by Mail

     An investor may exchange shares by submitting a written request signed exactly as the shares are registered and accompanied by the certificate(s), if any, evidencing such shares. The request must be addressed to ADS and should include specific instructions for the redemption and purchase of shares. These instructions must include the identity of the existing account (the Fund's name, portfolio name, account name and account number) and specify the number of shares to be exchanged. Unless otherwise specified, the new account will be established with the same registration, telephone option(s) and dividend option as the present account. If the new account is to be different in any respect, the exchange request must contain a signature guarantee described under redemption procedures.

     The exchange privilege may be modified or discontinued at any time.

                                  DISTRIBUTIONS

     The Fund declares dividends of net investment income daily. Dividends are paid to shareholders in dividends of additional shares on the 15th day of each month. If the 15th day of a month falls on a weekend or holiday on which the New York Stock Exchange is closed, the dividend will be distributed on the next succeeding business day. Payments vary in amount depending on income received from portfolio securities and expenses of operation.

     Shares will begin earning dividends on the day after which the Fund receives payment and shares are issued. Shares or cash continue to earn dividends through the date they are redeemed or delivered subsequent to reinstatement.


     Unless you elect by written notice to the Adviser, at least ten (10) business days prior to the dividend Payable Date, your dividends and gain distributions, if any, will be made in additional shares at net asset value. If you desire to elect a different option, you may choose to receive dividends in cash and any gain distributions in shares or receive both dividends and any gain distributions in cash. (See Item 4 on the General Authorization Form.)

     The Fund will distribute no later than December 31, sufficient capital gains net income determined as of October 31 of each calendar year to avoid the application of the 4% excise tax imposed pursuant to the Internal Revenue Code of 1986, as amended.


     The Underwriter is the general distributor of the shares of the Fund pursuant to a Distribution Agreement dated May 28, 1997 (the "Distribution Agreement"). The Distribution Agreement was approved by the Board of Directors of the Fund, on December 16, 1996 in the manner required by the 1940 Act.


     The Underwriter may offer cash or non-cash incentives to dealers in addition to sales charges in order to promote the sale of shares of the Fund. Any such cash or non-cash incentives will be in compliance with all applicable rules and regulations of the National Association of Securities Dealers, Inc.

                                 TRANSFER AGENT


     ADS serves as the transfer agent, shareholder servicing agent and dividend disbursing agent for the Fund, pursuant to a Transfer Agency and Service Agreement dated May 16, 1997 (the "Agreement"). ADS's duties under the Agreement include processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Fund and all other customary services of a transfer agent, shareholder servicing agent and dividend disbursing agent. As compensation for these services, the Fund pays ADS a fee calculated as a combination of account maintenance charges and transaction charges as set forth in Schedule A to the Transfer Agency and Service Agreement, attached hereto as Exhibit 9.


                             CUSTODIAN AND AUDITORS

     Star Bank, N.A. is the portfolio securities custodian for the Fund. Their address is 425 Walnut Street, M.L. 6118, Cincinnati, Ohio 45202.

     Baird, Kurtz & Dobson, independent certified public accountants, are the auditors of the Fund. Their address is One Norwest Center, 1700 Lincoln Street, Suite 3400, Denver, Colorado 80203.

                     REPORT OF CERTIFIED PUBLIC ACCOUNTANTS


                         Independent Accountants' Report



To the Shareholder
         and
Board of Directors
Colorado Double Tax-
  Exempt Bond Fund, Inc.
Denver, Colorado

     We have audited the accompanying statement of assets and liabilities of COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC. (In Organization), as of April 18, 1997. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statement based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion,

     In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC. (In Organization) as of April 18, 1997, in conformity with generally accepted accounting principles.

                                                     BAIRD, KURTZ & DOBSON


                                                     \s\ Baird, Kurtz & Dobson



Denver, Colorado
April 24, 1997

                              COLORADO DOUBLE TAX-
                             EXEMPT BOND FUND, INC.
                                (IN ORGANIZATION)

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 18, 1997

                                                             Short
                                                         Immediate       Income
                                                         Portfolio     Portfolio
                                                         ---------     ---------

                      ASSETS
                      ------

Cash                                                      $ 50,000       $50,000
                                                          --------       -------

Net assets consist of:                                    $ 50,000       $50,000
                                                          --------       -------

  Capital stock and additional paid-in capital

Net  assets applicable to outstanding  shares:

     Capital  stock,  $.OO1 par value,  per share,
       total  authorized  shares of 1OO,O00,OOO
       with  initial   authorization  of
       40,000,000 Class  A  shares
       (Short-Intermediate  Portfolio)  and
       20,000,000  Class  B  shares  (Income
       Portfolio):
          Class A shares,  5,000 shares issued
          and outstanding                                 $ 50,000      $      -
          Class B shares, 5,000 shares issued
          and outstanding                                        -        50,000
                                                          --------       -------
                                                          $ 50,000      $ 50,000
                                                          ========      ========

Net asset value per share                                      $10           $10
                                                          ========      ========








See Accompanying Notes to Financial Statement

                              COLORADO DOUBLE TAX-
                             EXEMPT BOND FUND, INC.
                                (IN ORGANIZATION)

                          NOTES TO FINANCIAL STATEMENT
                                 APRIL, 18, 1997

NOTE 1: ORGANIZATION

     The Colorado Double Tax-Exempt Fund, Inc. (the "Fund") is in organization with registration pending under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was organized as a Maryland Corporation on August 29, 1996. The Fund will operate as a series company currently comprised of two portfolios. The portfolios are known as the Short-Intermediate Portfolio and the Income Portfolio (the "Portfolios") with each portfolio considered as a separate entity for financial reporting and tax purposes. The Fund has had no operations other than the sale to Exempt
Enterprise,   Inc.  (an  entity   affiliated   with  the  Fund's   Adviser  and
underwriter/distributor) of 5,000 shares each of Class A Common Shares (Short-Intermediate Portfolio) and Class B Common Shares (Income Portfolio). All organization costs and initial offering expenses will be bome by Funds Management Corporation (the "Adviser").

NOTE 2: INVESTMENT ADVISORY, DISTRIBUTION SERVICES AND ADMINISTRATION AGREEMENTS

Advisory Agreement

     Under an Advisory Agreement, the Fund will pay its Adviser an advisory fee on an annual rate of .23 of 1 % of each portfolio's average daily net assets. Such fee will be accrued daily and paid monthly. In the event that the Fund's operating expenses (including the investment advisory and management fee but excluding taxes interest, brokerage and extraordinary expenses, if any) exceed
 .68 % of the Fund's average daily net assets on an annual basis, the Adviser shall reduce the amounts of the advisory and management fee or assume expenses of the Fund in the amount of such excess, up to the amount of the advisory and management fee payable by the Fund to the Adviser. The Adviser is a wholly owned subsidiary of Isaak Bond Investment, Inc. (the "Principal Underwriter"). The Principal Underwriter is owned by certain officers/directors of the Fund.

                              COLORADO DOUBLE TAX-
                             EXEMPT BOND FUND, INC.
                                (IN ORGANIZATION)

                          NOTES TO FINANCIAL STATEMENT

                                 APRIL, 18, 1997



NOTE 2: INVESTMENT ADVISORY, DISTRIBUTION SERVICES AND ADMINISTRATION AGREEMENTS (continued)

Distribution Agreement

     The Fund has entered into a Distribution Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Portfolios. The agreement provides that the Fund will pay a distribution services fee to The Principal Underwriter or other distributors at an annual rate of .25 % of the average daily net assets of the Portfolios. Such fee will be accrued daily and paid quarterly.

Administration Agreements

     The Fund has entered into various agreements with American Data Services, Inc. ("ADS") for transfer agency and service, administrative and fund accounting services. These agreements provide for minimum fees to be paid to ADS plus out-of-pocket expenses, transactional fees and other fees for services requested by the Fund. Each agreement requires a security deposit equal to one month's minimum fees. The agreements also provide for certain discounts from the specified minimum fees during the first eight months of the Fund's operations or until the Fund's average daily net assets exceed certain specified levels. The initial minimum monthly fee for each portfolio, before discounts, approximates $3,300 plus certain transactional fees and expenses incurred by ADS on behalf of the Fund.

Custody Agreement

     The  Fund's   custody  agreement  with  a  bank  provides  for  fees  on  a transactional basis plus expenses. The minimum monthly fee per portfolio is $400 per month.

                              COLORADO DOUBLE TAX-
                             EXEMPT BOND FUND, INC.
                                (IN ORGANIZATION)

                          NOTES TO FINANCIAL STATEMENT
                                 APRIL, 18, 1997

NOTE 3: CAPITAL STOCK

     The Fund has authorized 100,000,000 shares of its $.OO1 par value per share common stock. The Fund has initially authorized 40,000,000 shares as Class A shares for its Short-Intermediate Portfolio and 20,000,000 as Class B shares for its Income Portfolio. The remaining 20,000,000 shares can be authorized by the Fund as deemed necessary by the Fund. Shareholders requesting redemption of shares held less than one year will be subjected to a 1 % redemption fee. The Fund requires an initial minimum investment of $10,000 for each portfolio. Shareholders may transfer their investment between Portfolios to the extent that a minimum of $10,000 is invested in each portfolio.

Colorado Double Tax
Exempt Bond Fund                                                          [LOGO]

Account Application

Send All Checks and Forms To
Colorado Double Tax-Exempt Bond Fund, Inc.

1. Registration-Please Print All Items Except Signatures.

Check one box

[ ] Individual [ ] Joint Registrant [ ] Gift to Minors     [ ] Corporations,
    Use line 1     Use line 2           Use lines 3, 4 & %     Partnerships,
                                                               Trusts & Others
                                                               Use lines 6 & 7

_______________________________________________________________________________
1.First Name, Initial, Last Name                                  Soc. Sec. No.


_______________________________________________________________________________
2.Right of survivorship presumed,                                 Soc. Sec. No.
  unless tenancy in common is indicated.

_______________________________________________________________ as Custodian for
3. Custodian's Name

______________________________________________________________________ under the
4. Minor's Name

_____________________________ Uniform Gifts to Minors Act._____________________
5. State                                                  Minor's Soc. Sec. No.

_______________________________________________________________________________
6. Name of Corporation or Other Entity. If a Trust, include date of trust instrument.

________________________________________________________     __________________
7.                                                           Taxpayer Ident. No.


2. Address-Please Print.

_______________________________________________________________________________
Street Address                                        (Area Code) Home Phone No.

_______________________________________________________________________________
City, State, Zip Code                                 (Area Code) Home Phone No.


3. Initial Investment $10,000 Minimum per Portfolio

Portfolio Selection: [ ] The Short-Intermediate Portfolio $__________
                     [ ] The Income Portfolio $__________

Investment Source:

[ ]      By Check $__________

Please make check payable to Colorado Double Tax-Exempt Bond Fund, Inc, and mail with this completed Account Application. You will be assigned an account number(s) by ____________ upon receipt.

[ ]      By Wire $__________

Call the Fund for instructions and account number(s). Read the purchase by wire section of the prospectus as a reference if you are unclear on any procedures.

Each portfolio is assigned a separate account number to avoid errors.

I confirm the account number(s) I was assigned by telephone with regard to my wire transfer of funds as follows:

____________________________________________________
Short-Intermediate Portfolio Assigned Account Number

____________________________________________________
Income Portfolio Assigned Account Number


4. Distributions (If no selection is checked, the Share Option will be assigned.)

[ ] Share Option Income dividends and capital gain distributions automatically reinvested in additional shares.

[ ] Income Option Income dividends and capital gain distributions distributed in cash.


5. Wire Service

[ ]  Yes  [ ]  No   Permits Redemption Proceeds initiated by wire,  telephone or letter to be  transmitted  via Fed Wire to Fed Member Banks.
                    If you desire to permit  such  transmittals,  fill out "Bank
                    Account Details" Below.

Bank Account Details-Fill Out This Section if "Yes" is Checked For Item 5:

_______________________________________________________________________________
Name of your Bank. Note: Initial Investment Check or wire must be drawn against this account.

_______________________________________________________________________________
Account Name                                         Account Number(s)

_______________________________________________________________________________
Address of Bank                     City             State             Zip Code


6. Telephone Privileges

[ ]  Yes  [ ]  No   Portfolio   Exchange-Permits   Exchange   between   the  two
                    portfolios by telephone

          [ ]  No   Status  of  Account  by  Telephone-Unless  the  "NO"  box is
                    checked, the investor(s) authorize(s) ___________ to respond to telephone inquiries from persons reasonably believed by the Bank to be the registrant(s).

7. Signature And Taxpayer Identification Number Certification For Individual Investors

The undersigned warrant(s) that I (we) have full authority and, if a natural person, am (are) of legal age to purchase shares pursuant to this Application have received a current Fund Prospectus and agree to be bound by its terms. I
(we) agree that American Data Services, Inc., Colorado Double Tax-Exempt Bond Fund, Inc. or any of their officers, directors or employees will not be liable for any loss or expense for acting upon any instructions or inquiries believes genuine.

Taxpayer Identification Number Certification:  Under the penalties of perjury, I
(we) certify [1] that the Social Security Number(s) or Taxpayer Identification Number(s) shown in Section 1 of this form is (are) my (our) correct Taxpayer Identification Number(s), and [2] that I (we) am (are) not subject to backup withholding either because I (we) have not been notified that I (we) am (are) subject to backup withholding as a result of a failure to report all dividends, or the Internal Revenue Service has notified me (us) that I (we) am (are) no longer subject to backup withholding.


_______________________________________________________________________________
Individual (or Custodian)             Date              Joint Registrant, if any


Complete Only If Copies of Advices Are Required.

Certification A For Use by Advisers Only.
The undersigned represent(s) and warrant(s) that authorization to purchase and redeem shares of the Fund has been given by the investor(s).

_______________________________________________________________________________
Firm Name

_______________________________________________________________________________
Address

_______________________________________________________________________________
City, State, Zip

_______________________________________________________________________________
Date                  Authorized Signature and Title

_______________________________________________________________________________
Date                  Authorized Signature and Title



_______________________________________________________________________________
Firm Name

_______________________________________________________________________________
Address

_______________________________________________________________________________
City, State, Zip

_______________________________________________________________________________
Date                  Authorized Signature and Title

_______________________________________________________________________________
Date                  Authorized Signature and Title


Certification B For Use By Corporations, Pension Trusts, Partnership or Other Institutional Investors Only.

___________________________________
Dated:

Note: Retain a copy of this document for your records. Any modification of the information below will require an amendment to this form. This document is in full force and effect until another duly executed form is received by American Data Services, Inc.

[ ]  New          [ ]  Amendment to form dated


_______________________________________________________________________________
Name of Registered Owner:                     Account No(s):

Registered Owner is a:

[ ]  Corporation/Incorporated Association*   [ ]  Partnership

[ ]  Pension Trust                           [ ]  Other: (such as Non-Profit
                                           Organization, Religious Organization,
                                           Sole Proprietorship, Investment Club,
                                           Non-Incorporated Association, etc.)

The following named persons are currently officers/trustees/general partners/other authorized signatories of the Registered Owner, and any _____** of them ("Authorized Person(s)") is/are currently authorized under the applicable governing document to act with full power to purchase, redeem, assign or transfer securities of Colorado Double Tax-Exempt Bond Fund, Inc. (the "Fund") for the Registered Owner and to execute and deliver any instrument necessary to effectuate the authority hereby conferred:

Name                     Title                           Specimen Signature
_______________________  ______________________________  _______________________
_______________________  ______________________________  _______________________
_______________________  ______________________________  _______________________
_______________________  ______________________________  _______________________

American Data Services, Inc. ("ADS") may, without inquiry, act only upon the instruction of Any Person(s) purporting to be (an) Authorized Person(s) as named in the Certification form last received by ADS. ADS and the Fund shall not be liable for any claims, expenses (including legal fees) or losses resulting from the ADS having acted upon any instruction reasonably believed genuine.

For Corporations and Incorporated Associations Only. Note: Either Signature Guarantee or Seal is Required.

I, ____________________, Secretary of the above-named Registered Owner, do hereby certify that at a meeting on ____________________ at which a quorum was present throughout, the Board of Directors of the corporation/the officers of the association duly adopted a resolution, which is in full force and effect and in accordance with the Registered Owner's charter and bylaws, which resolution did the following: (1) empowered the above-named Authorized Person(s) to effect securities transactions for the Registered Owner on the terms described above;
(2) authorized the Secretary to certify, from time to time, the names and titles of the officers of the Registered Owner and to notify ADS when changes in office occur; and (3) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until ADS receives a duly executed amendment to the Certification form.

Signature
Guaranteed***
(or Corporation Seal)

                                     Witness my hand on behalf of the
                                     corporation/association  this  ____  day of
                                     __________, 19__.

                                     __________________________________________
                                     Secretary***

The  undersigned  officer (other than the Secretary)  hereby  certifies that the
foregoing    instrument    has   been   signed   by   the   Secretary   of   the
corporation/association.

Signature
Guaranteed***
(or Corporate Seal)                  __________________________________________
                                     Certifying Officer of the Corporation or Incorporated Association***

For All Other Institutional Investors__________________________________________
                                     Certifying Trustee(s)/General partner(s)/
                                     Other(s)***

Signature(s)
Guaranteed***                        __________________________________________
                                     Certifying Trustee(s)/General Partner(s)/
                                     Other(s)***

**Insert a number unless otherwise indicated. The bank may honor instructions of any one of the persons named above.
***Signature(s) must be guaranteed by a commercial bank or trust company located or having a correspondent in New York City, or by a member firm of a national securities exchange. Notarization is not acceptable.

                    APPLICATION FOR AUTOMATIC INVESTMENT PLAN

     I hereby request that __________ draw a check or an automated clearing house ("ACH") debit on my checking account as described below each month to purchase shares in the Short- Intermediate Portfolio or shares in the Income Portfolio of Colorado Double Tax-Exempt Bond Fund subject to the terms set forth below.


You are hereby authorized to draw a check or an ACH debit each month on my bank account for investment in Colorado Double Tax-Exempt Bond Fund as indicated below:

         Amount of each check or ACH debit $
         Account No.
         Please date and invest checks or draw ACH debits on the 20th of each month beginning

                                     (Month)

I agree that you are preparing these checks or drawing these debits voluntarily at my request and that you shall not be liable for any loss arising from any delay in preparing or failure to prepare any such check or debit. If I change banks or desire to terminate or suspend this program, I agree to notify you promptly in writing.

I further agree that if a check or debit is not honored upon presentation, __________ is authorized to discontinue immediately the Automatic Investment plan and to liquidate sufficient shares held in my account to offset the purchase made with the returned check or dishonored debit.

  Date                     Signature of Depositor

                           Signature of Depositor
                             (If joint account, both must sign)

5.  FOR BROKER-DEALER ONLY

         Branch Office, Address, Stamp



This form when completed should be mailed to:

         Colorado Double Tax-Exempt Bond Fund
         c/o __________
         __________
         __________

AUTHORIZATION TO HONOR CHECKS OR ACH
DEBITS DRAWN BY FINANCIAL DATA SERVICES,
INC.

To                                                                  Bank
                                                 (Investor's Bank)
Bank Address
City, State, Zip Code

As a convenience to me, I hereby request and authorize you to pay and charge to my account checks or ACH debits drawn on my account by and payable to __________. I agree that your rights in respect to each such check or debit shall be the same as if it were a check drawn on you and signed personally by me. This authority is to remain in effect until revoked personally by me. This authority is to remain in effect until revoked personally by me in writing. Until you receive such notice, you shall be fully protected in honoring any such check or debit. I further agree that if any such check or debit be dishonored, whether with or without cause and whether intentionally or inadvertently, you shall be under no liability.

Date                       Signature of Depositor
Bank                       (If joint account, both must sign)
Number

NOTE: IF AUTOMATIC INVESTMENT PLAN IS ELECTED, YOUR BLANK, UNSIGNED CHECK MARKED "VOID" SHOULD ACCOMPANY THIS APPLICATION.

We hereby authorize Isaak Bond Investments, Inc. to act as our agent in connection with transactions under this authorization form and agree to notify the distributor of any purchases made under a Letter of Intention or Systematic Withdrawal Plan. We guarantee the Shareholder's Signature.

                                          Broker-Dealer Name and Address

By
                                       Authorized Signature of Broker-Dealer

Branch-Code                     F/C No.                       F/C Last Name

Broker-Dealer's Customer A/C No.

                                   APPENDIX A

                      KEY TO MOODY'S MUNICIPAL BOND RATINGS


Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                       KEY TO S&P'S MUNICIPAL BOND RATINGS


AAA Debt rated "AAA" has the highest rating assigned by Standard & Poor's Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B Debt rated "B" has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

C The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI The rating "CI" is reserved for income bonds on which no interest is being paid.

D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                      KEY TO FITCH'S MUNICIPAL BOND RATINGS


AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

     Credit Trend Indicator: Credit trend indicators show whether credit fundamentals are improving, stable, declining, or uncertain, as follows:

         Improving                  [Up Arrow]
         Stable                     [Left, Right Arrow]
         Declining                  [Down Arrow]
         Uncertain                  [Up, Down Arrow]

     Credit trend indicators are not predictions that any rating change will occur, and have a longer-term time frame than issues placed on FitchAlert.

NR Indicates that Fitch does not rate the specific issue.

Conditional       A conditional rating is premised on the successful  completion of a project or the occurrence of a specific event.

Suspended         A  rating  is  suspended   when  Fitch  deems  the  amount  of
                  information available from the issuer to be inadequate for rating purposes.

Withdrawn         A rating will be withdrawn  when an issue matures or is called or refinanced and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FitchAlert        Ratings are placed on  FitchAlert  to notify  investors  of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designed as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

DESCRIPTION OF FITCH SPECULATIVE GRADE BOND RATINGS

     Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C    Bonds are in imminent default in payment of interest or principal.

DDD,
DD
and
D Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                                     PART C

                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements included in Part B:

          (i)  Report of Certified Public Accountants

          (ii) Statement of Assets and Liabilities

     (b)  Exhibits:

          Exhibit No.                         Description of Exhibit


              1                   Articles of Incorporation of Registrant(1)

              2                   Bylaws of Registrant(1)

              4(a) Specimen copy of certificate for shares issued by Registrant for Short-Intermediae Portfolio(2)

              4(b) Specimen copy of certificate for shares issued by Registrant for Income Portfolio(2)

              5                   Form of Investment Advisory Agreement(2)

              6(a)                Form of Distribution Agreement(2)

              6(b)                Form of Distribution
                                  Sales Agreement(2)

              8                   Form of Custody Agreement(2)

              9                   Form of Transfer Agency and Service
                                  Agreement(2)

              10                  Opinion of counsel(2)

              11(a)               Consent of Kutak Rock (included in
                                  Exhibit 10)(2)

              11(b)               Consent of Independent Public Accountants(2)


              15(a)               12b-1 Distribution Plan (Short-Intermediate
                                  Portfolio)(2)

              15(b)               12b-1 Distribution Plan (Income Portfolio)(2)

              17                  Financial Data Schedule(2)


     (1) Previously filed.
     (2) Filed herewith.

Item 25. Persons Controlled by or under Common Control with Registrant

         Not applicable.

Item 26. Number of Holders of Securities


     There will be one record holder of the Registrant's shares on the date the Registrant's Registration Statement becomes effective who will hold 5,000 shares of the Short-Intermediate Portfolio and 5,000 shares of the Income Portfolio.


Item 27.  Indemnification

     Reference is made to Article V of the Registrant's Bylaws filed as Exhibit No. 2 to Registrant's Registration Statement and Section 2-418 of the Maryland General Corporation Law with respect to the indemnification of Registrant's directors and officers. Registrant undertakes that insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Adviser

     Fund Management Corporation was organized as a Colorado corporation for the purpose of serving as the investment adviser of the Registrant. It has no present plans of engaging in any other business activity although it may eventually serve as an investment adviser to other investment companies.

     Set forth below is a list of the officers and directors of Funds Management Corporation, together with information as to any business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.



                  Position with Funds
Name              Management Corporation*      Other Businesses, Etc.


Calvin F. Isaak   President and Director       President and Director of Isaak
                                               Bond Investments, Inc.
                                               600 17th Street, Suite 2610 South
                                               Denver, Colorado 80202

David Isaak       Vice President, Treasurer    Vice President of Municipal Bond
                  and Director                 Trading Department of Isaak Bond
                                               Investments, Inc.


*Address: 600 17th Street, 2610 S. Tower, Denver, Colorado 80293


Item 29.  Principal Underwriter

     (a) Not Applicable

     (b)


                         Position with Isaak Bond
Name                     Investments, Inc.             Position with Registrant


Calvin F. Isaak*         President and Director        President and Chairman
                                                        of
                                                        the Board

David Isaak*             Vice President of Municipal   Vice President, Treasurer
                         Bonding Trading Department    and Director


Stan Voth*               Chief Financial Officer       Secretary

Philip J. Konsella**     Director                      Director

*Address: 600 17th Street, 2610 S. Tower, Denver, Colorado 80293
**Address: 1519 Genesee Vista Road, Golden, Colorado  80401


     (c) Not Applicable.

Item 30. Location of Accounts and Records

         Colorado Double Tax-Exempt Bond Fund, Inc.
         600 17th Street
         2610 S. Tower
         Denver, Colorado 80293

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file an amendment to the Registration Statement showing the initial capital received before accepting subscriptions from any persons in excess of 25 if the Registrant proposes to raise capital pursuant to Section 14(a)(3) of the Act;


         (b) to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of the Registrants 1933 Act Registration Statement.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-effective Amendment No. 1 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado, on the 6th day of June, 1997.


                                                 COLORADO DOUBLE TAX-EXEMPT BOND
                                                 FUND, INC.


                                                 By /s/ Calvin F. Isaak
                                                 ...............................
                                                    Calvin F. Isaak, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated:


        Signature                  Title                              Date


/s/ James M. Coughlin          Director                           June 6, 1997
 ............................
James M. Coughlin

/s/ Bruce L. Evans             Director                           June 6, 1997
 ...........................
Bruce L. Evans

/s/ Calvin F. Isaak            President (Chief Executive         June 6, 1997
Calvin F. Isaak                Officer) and Chairman of the
 ...........................    Board

/s/ David Isaak                Vice President, Treasurer and      June 6, 1997
 ...........................
David Isaak                    Director

 /s/ Philip J. Konsella        Director                           June 6, 1997
 ...........................
Philip J. Konsella

                                INDEX TO EXHIBITS


                                   Exhibit No.
                             Description of Exhibit

1                             Articles of Incorporation of Registrant(1)

2                             Bylaws of Registrant(1)

4(a) Specimen copy of certificate for shares issued by Registrant for Short-Intermediate Portfolio(2)

4(b) Specimen copy of certificate for shares issued by Registrant for Income Portfolio(2)

5                             Form of Investment Advisory Agreement(2)

6(a)                          Form of Distribution Agreement(2)

6(b)                          Form of Distribution
                              Sales Agreement(2)

8                             Form of Custody Agreement(2)

9                             Form of Transfer Agency and Service
                              Agreement(2)

10                            Opinion of counsel(2)

11(a)                         Consent of Kutak Rock (included in
                              Exhibit 10)(2)

11(b)                         Consent of Independent Public Accountants(2)

15(a)                         12b-1 Distribution Plan (Short-Intermediate
                              Portfolio)(2)

15(b)                         12b-1 Distribution Plan (Income Portfolio)(2)

17                            Financial Data Schedule(2)

     (1) Previously filed.
     (2) Filed herewith.

                                  EXHIBIT 4(a)

                     SPECIMEN COPY OF STOCK CERTIFICATE FOR
             CLASS A COMMON STOCK SHARES, $.001 PAR VALUE, ISSUED BY
                      COLORADO DOUBLE TAX-EXEMPT BOND FUND,
                             A MARYLAND CORPORATION




                                     4(a)-1

                                  EXHIBIT 4(b)

                     SPECIMEN COPY OF STOCK CERTIFICATE FOR
             CLASS B COMMON STOCK SHARES, $.001 PAR VALUE, ISSUED BY
                      COLORADO DOUBLE TAX-EXEMPT BOND FUND,
                             A MARYLAND CORPORATION





                                     4(b)-1

                                    EXHIBIT 5

                      FORM OF INVESTMENT ADVISORY AGREEMENT


                          INVESTMENT ADVISORY AGREEMENT


     THIS INVESTMENT ADVISORY AGREEMENT (this "Agreement"), made this ____ day of ___________________, 1997, by and between THE COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC., a Maryland corporation (the "Fund"), and FUNDS MANAGEMENT CORPORATION, a Colorado corporation (the "Manager").


                              W I T N E S S E T H:

     1. Investment Advisory and Management Services. The Fund hereby engages the Manager, and the Manager hereby agrees to act, as investment adviser for, and to manage the affairs, business, and the investment of the assets of, the Fund.

     The investment of the assets of the Fund shall at all times be subject to the applicable provisions of the Articles of Incorporation, the Bylaws, the Prospectus and Statement of Additional Information of the Fund, as from time to time in effect, and shall conform to the investment objective and policies of the Fund as set forth in the Prospectus and Statement of Additional Information of the Fund and as interpreted from time to time by the Board of Directors of the Fund. Within the framework of the investment objective and policies and restrictions of the Fund, the Manager shall have the sole and exclusive responsibility for the management of the Fund portfolio and the making and execution of all investment decisions for the Fund. The Manager shall report to the Board of Directors regularly at such times and in such detail as the Board may from time to time determine to be appropriate, in order to permit the Board to determine the adherence of the Manager to the investment policies of the Fund.

     The Manager shall obtain and provide investment research and supervise the Fund's investments and conduct a continuous program of investment, evaluation, and if appropriate, sale and reinvestment of the Fund's assets. The Manager shall furnish to the Fund such statistical information, with respect to the investments which the Fund may hold or contemplate purchasing, as the Fund may reasonably request. The Fund wishes to be informed of important developments materially affecting its portfolio and shall expect the Manager, on its own initiative, to furnish to the Fund from time to time such information as it may believe appropriate for this purpose.

     In addition, the Manager shall supply office facilities, clerical staff, and stationery and office supplies; prepare reports to the Fund's shareholders, tax returns, reports to and filings with the Securities and Exchange Commission and state blue sky authorities; and generally assist in all aspects of the Fund's operations.





                                       5-1

     The Manager hereby acknowledges that all records necessary in the operation of the Fund, including records pertaining to its shareholders and investments, are the property of the Fund, and in the event that a transfer of management or investment advisory services to someone other than the Manager should ever occur, the Manager will promptly, and at its own cost, take all steps necessary to segregate such records and deliver them to the Fund.

     The Manager shall exercise its best judgment in rendering the services to be provided to the Fund hereunder and the Fund agrees as an inducement to its undertaking the same that the Manager shall not be liable hereunder for any error of judgment or mistake of law or for any loss suffered by the Fund, provided that nothing herein shall be deemed to protect or purport to protect it against any liability to the Fund or to its shareholders to which the Manager would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties hereunder, or by reason of its reckless disregard of its obligations and duties hereunder.

     2. Compensation for Services. In payment for the investment advisory services to be rendered by the Manager hereunder, the Fund shall pay to the Manager a monthly fee, which fee shall be paid to the Manager not later than the fifth business day following the end of each month in which said services were rendered. Said monthly fee shall be based on the average of the net asset values of all of the issued and outstanding shares of the Fund as determined as of the close of each business day of the month pursuant to the Articles of Incorporation, Bylaws, Prospectus and Statement of Additional Information of the Fund and shall be equal to an annual rate of .23 of 1% of the Fund's average daily net assets. Net asset value shall be computed on such days and at such time or time as described in the Fund's then-current Prospectus and Statement of Additional Information. The fee for the period from the date of the commencement of the initial public sale of the Fund's shares to the end of the month during which such sale shall have been commenced shall be pro-rated according to the proportion which such period bears to the full monthly period, and upon any termination of this Agreement before the end of any month, the fee for such part of a month shall be pro-rated according to the proportion which such period bears to the full monthly period and shall be payable upon the date of termination of this Agreement.

     For the purpose of determining fees payable to the Manager, the value of the Fund's net assets shall be computed in the manner specified in the Fund's Articles of Incorporation for the computation of the value of the Fund's net assets.

     3. Allocation of Expenses.

                  (a) All costs and expenses (other than those specifically referred to herein as being borne by the Manager or Isaak Bond Investments, Inc., underwriter of the Funds's shares (the "Underwriter")) incurred in the operation of the Fund shall be borne by the Fund. These expenses include, but are not limited to, all expenses incurred in the operation of the Fund and any public offering of its shares, including, among others, interest, taxes, brokerage fees and commissions, fees of the directors who are not employees of the




                                       5-2
         employees of the Manager or the Underwriter, or any of their affiliates, expenses of directors' and shareholders' meetings, including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, expenses of redemption of Fund shares, expenses of issue and sale of Fund shares (to the extent not borne by the Underwriter under its agreement with the Fund), expenses of printing and mailing stock certificates representing shares of the Fund, association membership dues, charges of custodian, transfer agent, dividend disbursing agent, accounting services agent, investor servicing agent, and bookkeeping, auditing, and legal expenses. The Fund will also pay the fees and bear the expense of registering and maintaining the registration of the Fund and its shares with the Securities and Exchange Commission and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders.

                  (b) The Underwriter shall bear all advertising promotional expenses in connection with the distribution of the Fund's shares, including paying for prospectuses for new shareholders.

     4. Limit on Expenses. In the event that the Fund's operating expenses (including the investment advisory and management fee but excluding taxes, interest, brokerage and extraordinary expenses, if any) exceed 1% of the Fund's average daily net assets on an annual basis, the Manager shall reduce the amount of the investment advisory and management fee or assume expenses of the Fund in the amount of such excess, up to the amount of the investment advisory and management fee payable by the Fund to the Manager. The Manager shall directly incur and pay all expenses relating to the Fund, and the Fund in turn shall reimburse the Manager to the extent of the lesser of (a) the actual expenses or
(b) the 1% expense limitation. This expense reimbursement shall be paid monthly by the Fund to the Manager.

     5. Freedom to Deal with Third Parties. The Manager shall be free to render services to others similar to those rendered under this Agreement or of a different nature except as such services may conflict with the services to be rendered or the duties to be assumed hereunder.


     6. Effective Date, Duration and Termination of Agreement. The effective date of this Agreement shall be _______________, 1997. Wherever referred to in this Agreement, the vote or approval of the holders of a majority of the outstanding voting securities of the Fund shall mean (a) the vote of 67% or more of such securities if the holders of more than 50% of such securities are present in person or by proxy or (b) the vote of more than 50% of such securities, whichever is the lesser.

     Unless sooner terminated and hereinafter provided, this Agreement shall continue in effect until ______________, 1999 and from year to year thereafter, but only so long as such continuance is specifically approved at least annually by the Board of Directors of the Fund or by the vote of the holders of a majority of the outstanding voting securities of the Fund; provided that in either event the continuance also is approved by a majority of the Board of





                                       5-3

Directors who are not "interested persons" of the Manager, the Underwriter, or the Fund, as defined by the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"), cast in person at a meeting called for the purpose of voting on such approval.

     This Agreement may be terminated at any time without the payment of any penalty by the vote of the Board of Directors of the Fund or by the vote of the holders of a majority of the outstanding voting securities of the Fund, or by the Manager, upon 60 days' written notice to the other party.

     This Agreement shall automatically terminate in the event of its assignment as such term is defined by the 1940 Act, as amended.

     7. Amendments to Agreement. No material amendment to this Agreement shall be effective until approved by vote of the holders of a majority of the outstanding voting securities of the Fund.

     8. Notices. Any notice under this Agreement shall be in writing, addressed, delivered or mailed, postage prepaid, to the other party at such address as such other party may designate in writing for receipt of such notice.

     9. Governing Law. This Agreement shall be construed in accordance with the laws of the State of Colorado.






                                       5-4

     IN WITNESS WHEREOF, the Fund and the Manager have caused this Agreement to be executed by their duly authorized officers and their respective corporate seals affixed hereto all as of the day and year first above written.


                                                  THE COLORADO DOUBLE TAX-EXEMPT
                                                  BOND FUND, INC.


                                                  By
                                                  .............................
                                                     Calvin F. Isaak, President


                                                  FUNDS MANAGEMENT CORPORATION


                                                  By
                                                  .............................
                                                     Calvin F. Isaak, President






                                       5-5

                                  EXHIBIT 6(a)


                         FORM OF DISTRIBUTION AGREEMENT


                             DISTRIBUTION AGREEMENT


     THIS AGREEMENT, made this _____ day of ___________, 1997, by and between THE COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC., a Maryland corporation (the
"Fund"), and ISAAK BOND INVESTMENTS, INC., a Colorado corporation (the Underwriter").


                              W I T N E S S E T H:

         Section 1. Underwriting Services. The Fund hereby engages the Underwriter, and the Underwriter hereby agrees to act, as principal underwriter for the Fund in the sale and distribution of the shares of the Fund to the public, either through dealers or otherwise. The Underwriter agrees to offer such shares for sale at all times when such shares are available for sale and may lawfully be offered for sale and sold.

     Section 2. Sale of Fund Shares. Such shares are to be sold only on the following terms:

                  (a) All subscriptions, offers, or sales shall be subject to acceptance or rejection by the Fund. Any offer or sale shall be conclusively presumed to have been accepted by the Fund if the Fund shall fail to notify the Underwriter of the rejection of such offer or sale prior to the computation of the net asset value of the Fund's shares next following receipt by the Fund of notice of such offer or sale.

                  (b) No share of the Fund shall be sold by the Underwriter for any consideration other than cash or, except in instances otherwise provided for by the Fund's currently effective Prospectus, for any amount less than the public offering price per share, which shall be determined in accordance with the Fund's currently effective Prospectus.

     Section 3. Sale of Shares by the Fund. The Fund reserves the right to issue shares at any time directly to its shareholders as a stock dividend or stock split and to sell shares to its shareholders or to other persons approved by the Underwriter at not less than net asset value.

     Section 4. Registration of Shares. The Fund agrees to make prompt and reasonable efforts to effect and keep in effect, at its expense, the registration or qualification of its shares for sale in such jurisdictions as the Fund may designate.

     Section 5. Information to be furnished to the Underwriter. The Fund agrees that it will furnish the Underwriter with such information with respect to the affairs and accounts of the Fund as the Underwriter may from time to time




                                     6(a)-1
reasonably require, and further agrees that the Underwriter, at all reasonable times, shall be permitted to inspect the books and records of the Fund.

     Section 6. Allocation of Expenses. During the period of this Agreement, the Fund shall pay or cause to be paid all expenses, costs, and fees incurred by the Fund which are not assumed by the Underwriter or Funds Management Corporation, a Colorado corporation and the Fund's investment adviser ("the Manager"). The Underwriter shall pay all advertising and promotional expenses in connection with the distribution of the Fund's shares including paying for prospectuses for new shareholders, except as paid by the Fund under its Distribution Plan and Agreement.

     Section 7. Compensation to the Underwriter. It is understood and agreed by the parties hereto that the Underwriter will receive compensation for services it performs hereunder in accordance with Schedule A hereto.

     Section 8. Limitation of the Underwriter's Authority. The Underwriter shall be deemed to be an independent contractor and, except as specifically provided or authorized herein, shall have no authority to act for or represent the Fund.

     Section 9. Subscription for Shares-Refund for Cancelled Orders. The Underwriter shall subscribe for the shares of the Fund only for the purpose of covering purchase orders already received by it or for the purpose of investment for its own account. In the event that an order for the purchase of shares of the Fund is placed with the Underwriter by a customer or dealer and subsequently cancelled, the Underwriter shall forthwith cancel the subscription for such shares entered on the books of the Fund, and, if the Underwriter has paid the Fund for such shares, shall be entitled to receive from the Fund in refund of such payment the lesser of:

                 (a)  the consideration received by the Fund for said shares; or

                 (b) the net asset value of such shares at the time of cancellation by the Underwriter.

     Section 10. Freedom to Deal with Third Parties. The Underwriter shall be free to render to others services of a nature either similar to or different from those rendered under this Agreement, except such as may impair its performance of the services and duties to be rendered by it hereunder.

         Section 11.  Indemnification.

                  (a) The Fund will indemnify and hold harmless the Underwriter and each person, if any, who controls the Underwriter within the meaning of the Act, against any losses, claims, damages or liabilities to which the Underwriter or such controlling person may become subject, under the Act or otherwise, insofar as such losses, claims, damages or



02/95676.7
                                                      6(a)-2
         liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in the Fund's Registration Statement or Prospectus or any other written sales material prepared by the Fund which is utilized by the Underwriter in connection with the sale of Shares of the Fund or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated therein or (in the case of the Registration Statement and Prospectus) necessary to make the statements therein not misleading or (in the case of such other sales material) necessary to make the statements therein not misleading in the light of the circumstances under which they were made; and will reimburse the Underwriter and each such controlling person for any legal or other expenses reasonably incurred by the Underwriter or such controlling person in connection with investigating or defending any such loss, claim, damage, liability or action; provided, however, that the Fund will not be liable in any such case to the extent that any such loss, claim, damage or liability arises out of or is based upon any untrue statement or alleged untrue statement or omission or alleged omission made in such Registration Statement or Prospectus in conformity with written information furnished to the Fund by the Underwriter specifically for use therein; and provided, further, that nothing herein shall be so construed as to protect the Underwriter against any liability to the Fund or the Fund's shareholders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence, in the performance of its duties, or by reason of the reckless disregard by the Underwriter of its obligations and duties under this Agreement. This indemnity agreement will be in addition to any liability which the Fund may otherwise have.

                  (b) The Underwriter will indemnify and hold harmless the Fund, each of its directors and officers and each person, if any, who controls the Fund within the meaning of the Act, against any losses, claims, damages or liabilities to which the Fund or any such director, officer or controlling person may become subject, under the Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any sales material not prepared by the Fund which is utilized in connection with the sale of shares of the Fund or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or (in the case of the Registration Statement and Prospectus) necessary to make the statements therein not misleading or (in the case of such other sales material) necessary to make the statements therein not misleading in the light of the circumstances under which they were made, in the case of the Registration Statement and Prospectus to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in conformity with written information furnished to the Fund by the Underwriter specifically for use therein; and the Underwriter will reimburse any legal or other expenses reasonably incurred by the Fund or any such director, officer or controlling person in connection with investigating or defending any such loss, claim, damage, liability




                                     6(a)-3
         or action. This indemnity agreement will be in addition to any liability which the Underwriter may otherwise have.

                  (c) Promptly after receipt by an indemnified party under this Section of notice of the commencement of any action, such indemnified party will, if a claim in respect thereof is to be made against the indemnifying party under this Section 10, notify the indemnifying party of the commencement thereof; but the omission so to notify the indemnifying party will not relieve it from liability which it may have to any indemnified party otherwise than under this Section 10. In case any such action is brought against any indemnified party, and it notifies the indemnifying party of the commencement thereof, the indemnifying party will be entitled to participate therein and, to the extent that it may wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and after notice from the indemnifying party to such indemnified party of its election to assume the defense thereof, the indemnifying party will not be liable to such indemnified party under this Section 10 for any legal or other expenses subsequently incurred by such indemnified party in connection with the defense thereof other than reasonable costs of investigation.

     Section 12. Rules of NASD, etc. The Underwriter will conform to the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and the securities laws of any jurisdiction in which it sells, directly or indirectly, any shares. The Underwriter also agrees to furnish to the Fund sufficient copies of any agreements or plans it intends to use in connection with any sales of shares in adequate time for the Fund to file and clear them with the proper authorities before they are put into use, and not to use them until so filed and cleared.



     Section 13. Effective Date, Duration and Termination of Agreement. The effective date of this Agreement shall be ____________, 1997. Whenever referred to in this Agreement, the vote or approval of the holders of a majority of the outstanding voting securities of the Fund shall mean (a) the vote of 67% or more of such securities if the holders of more than 50% of such securities are present in person or by proxy or (b) the vote of more than 50% of such securities, whichever is the lesser.

     Unless sooner terminated as hereinafter provided, this Agreement shall continue in effect until ___________, 1999 and from year to year thereafter but only so long as such continuance is specifically approved at least annually by the Board of Directors of the Fund or by the vote of the holders of a majority of the outstanding voting securities of the Fund; provided that in either event the continuance also is approved by a majority of the Board of Directors who are not "interested persons" of the Fund, the Underwriter or the Manager as defined by the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"), cast in person at a meeting called for the purpose of voting on such approval.



     This Agreement may be terminated at any time without the payment of any penalty by the vote of the Board of Directors of the Fund or by the vote of the holders of a majority of the outstanding voting securities of the Fund, or by




                                     6(a)-4
the Underwriter, upon 60 days' written notice to the other party.

     This Agreement shall automatically terminate in the event of its assignment (as defined by the provisions of the 1940 Act).

     Section 14. Amendments to Agreement. No material amendment to this Agreement shall be effective until approved by the Underwriter and by vote of a majority of the Board of Directors of the Fund who are not "interested persons" of the Underwriter.

     Section 15. Notices. Any notice under this Agreement shall be in writing, addressed, delivered, or mailed, postage prepaid, to the other party at such address as such other party may designate in writing for receipt of such notice.

     Section 16. Governing Law. This Agreement shall be construed in accordance with the laws of the State of Colorado.


     IN WITNESS WHEREOF, the Fund and the Underwriter have caused this Agreement to be executed by their duly authorized officers as of the day and year first above written.

                                                  THE COLORADO DOUBLE TAX-EXEMPT
                                                  BOND FUND, INC.



                                                   By
                                                   .............................
                                                   Calvin F. Isaak, President


                                                   ISAAK BOND INVESTMENTS, INC.



                                                   By
                                                   .............................
                                                   Calvin F. Isaak, President




                                     6(a)-5

                                   SCHEDULE A




     No sales charge will be imposed upon closing. A contingent deferred sales charge of 1% may be imposed upon redemption of Fund shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent sales charge will be waived in the event of: (a) redemption of shares of a shareholder (including a registered joint owner) who has died; (b) redemption of shares if they are to be exchanged for shares of another portfolio; and (c) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration).





                                      6-A-1

                                  EXHIBIT 6(b)

                         FORM OF DISTRIBUTION SALES AGREEMENT

                             DISTRIBUTION SALES AGREEMENT

     THIS AGREEMENT, made this ____ day of __________, 1997, by and between ISAAK BOND INVESTMENTS, INC., a Colorado corporation, having its principal office at 600 Seventeenth Street, Denver, Colorado 80202 (the "Underwriter"), and __________, a __________ corporation, having its principal office at __________ (the "Distributor").

     WHEREAS, the Underwriter has entered into a Distribution Agreement with Colorado Double Tax-Exempt Bond Fund, Inc. (the "Fund"), a nondiversified, open-end management investment company, whereunder the Underwriter was engaged and agreed to act as principal underwriter for the Fund in the sale and distribution of shares of the Fund to the public, either through dealers or otherwise; and

     WHEREAS, the parties hereto desire that the Distributor be a member of a selling group to sell and distribute shares of the Fund to the public;

     NOW, THEREFORE, the Distributor hereby offers to become a member in a selling group to sell and distribute shares of the Fund to the public subject to the following terms and conditions.

     Section 1. Acceptance of Subscriptions. Subscriptions solicited by you will be accepted only at the price, in the amount, and on the terms which are set forth in the then-current Prospectus of the Fund.

     Section 2. Distribution Expenses. The Distributor shall receive from the Underwriter all or a portion of the Rule 12b-1 fees payable by the Fund with respect to shares sold by the Distributor. The amount of the Rule 12b-1 fee payable may be revised by the Underwriter, in its discretion, upon 10 days' written notice.

     Section 3. Orders. Orders to purchase shares of the Fund shall be placed as described in the then-current Prospectus of the Fund and as instructed from time to time by the Underwriter. Orders shall be placed promptly upon receipt, and there shall be no postponement of orders received so as to profit the Distributor by reason of such postponement. Each order shall be confirmed by the Distributor in writing on the day such order was placed.

     Section 4. General. In soliciting purchases of shares of the Fund, the Distributor shall act as an independent contractor and not as an agent of the Underwriter. The Distributor agrees that neither the Underwriter nor any other distributor nor the Fund shall be deemed an agent of the Distributor. Nothing herein shall constitute the Distributor as a partner of the Underwriter, any other distibutor or the Fund, or render any such entity liable for obligations of the Distributor.




                                     6(b)-1

     Section 5. Distributor's Undertakings. No person is authorized to make any representation concerning shares of the Fund except those contained in the then-current Prospectus. The Distributor shall not sell shares of the Fund pursuant to this Agreement unless the then-current Prospectus is furnished to the purchaser prior to the offer and sale. The Distributor shall not use any supplemental sales literature of any kind without prior written approval of the Underwriter unless it is furnished by the Underwriter for such purpose. In offering and selling shares of the Fund, the Distributor will rely solely on the representations contained in the then-current Prospectus.

     Section 6. Representations and Agreements of the Distributor. By accepting this Agreement, the Distributor represents that it: (a) is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended; (b) is qualified to act as a distributor in the State of Colorado, the only jurisdiction in which it will offer shares of the Fund; (c) is a member in good standing of the National Association of Securities Dealers, Inc., (the "NASD");
(d) is deemed as professionally qualified, to include attorneys, certified public accountants, public accountants, independent investment advisors, state and nationally chartered commercial banks, credit unions, insurance companies and any other profession designated as qualified by the Underwriter to receive the Rule 12b-1 fees; (e) will maintain such registrations qualifications and memberships throughout the term of this Agreement. The Distributor shall comply with all applicable federal laws, the laws of the State of Colorado, and the rules and regulations of the NASD. The Distributor shall not be entitled to any compensation during any period in which it has been suspended or expelled from membership in the NASD or any other professional qualification designation.

     Section 7. Distributor's Employees. By accepting this Agreement, the Distributor assumes full responsibility for thorough and prior training of its representatives concerning the selling methods to be used in connection with the offer and sale of shares of the Fund, giving special emphasis to the principles of full and fair disclosure to prospective investors.

     Section 8. Distributor's Indemnification. The Distributor hereby agrees to indemnify and to hold harmless the Fund and the Underwriter and each person, if any, who controls the Fund or the Underwriter within the meaning of Section 15 of the Securities Act of 1933 as amended (the "Act"), from and against any and all losses, claims, demands or liabilities to which the Fund or the Underwriter may become subject under the Act, or otherwise, insofar as such losses, claims, demands or liabilities (or actions in respect thereof) arise out of or are based upon any unauthorized use of sales materials by the Distributor or its salesman or upon alleged misrepresentations or omission to state material facts in connection with statements made by the Distributor or its salesman orally or by other means; and the Distributor will reimburse the Fund and the Underwriter for any legal or other expenses reasonably incurred in connection with the investigation or defense of any such action or claim. The Underwriter shall, after receiving the first summons or other legal process disclosing the nature of the action being served upon the Underwriter or the Fund, in any proceeding in respect of which indemnity may be sought by the Fund or the Underwriter hereunder, notify the Distributor in writing of the commencement thereof within a reasonable time. In case any such litigation be brought against the Fund or the Underwriter, the Underwriter shall notify the Distributor of the commencement thereof and the Distributor shall be entitled to participate in (and to the extent the Dealer shall wish, to direct) the defense thereof at the Distributor's expense, but such defense shall be conducted by counsel of good standing satisfactory to the Fund and the Underwriter. If the Distributor shall fail to provide such defense, the Underwriter or the Fund may defend such action at the Distributor's cost and expense. The Distributor's obligation under this
Section 8 shall survive the termination of this Agreement.




                                     6(b)-2

     Section 9. Assignment and Termination. This Agreement may not be assigned by the Distributor without consent of the Underwriter.

     Section 10. Termination. Either party may terminate this Agreement at any time upon giving written notice to the other party hereto.

     Section 11. Waiver. No failure, neglect or forbearance on the part of the Underwriter to require strict performance of this Agreement shall be construed as a waiver of the rights or remedies of the Underwriter hereunder.

     Section 12. Governing Law. This Agreement shall be construed in accordance with the laws of the State of Colorado.

                                                     DISTRIBUTOR:

                                                     ___________________________
                                                     (Name)


                                                     ___________________________
                                                     (Authorized Representative)

                                                     ___________________________
                                                     (Tax identification number)

                                                     ___________________________
                                                     (Street Address)

                                                     ___________________________
                                                     (City)   (State)      (Zip)

Date of offer:                                       By_________________________

                                                     Title:_____________________
_______________, 1997

Accepted by Isaak Bond Investments, Inc.


By
Name:
Title:

Date of acceptance:

_______________, 1997




                                     6(b)-3

                                    EXHIBIT 8

                            FORM OF CUSTODY AGREEMENT

                                CUSTODY AGREEMENT


     This agreement (the "Agreement") is entered into as of the _______ day of ___________, 1997, by and between Colorado Double Tax-Exempt Bond Fund, Inc., (the "Corporation"), a corporation organized under the laws of the State of Maryland and having its office at 600 17th Street, Suite 2610, South Tower, Denver, Colorado 80202, and Star Bank, N.A. (the "Custodian"), a national banking association having its principal office and place of business at Star Bank Center, 425 Walnut Street, Cincinnati, Ohio 45202.

     WHEREAS, the Fund and the Custodian desire to enter into this Agreement to provide for the custody and safekeeping of the assets of the Fund as required by the Investment Company Act of 1940, as amended (the "Act").

     WHEREAS, the Fund hereby appoints the Custodian as custodian of all the Fund's Securities (as defined herein) and moneys at any time owned by the Fund during the term of this Agreement (the "Fund Assets").

     WHEREAS, the Custodian hereby accepts such appointment as Custodian and agrees to perform the duties thereof as hereinafter set forth.

     THEREFORE, in consideration of the mutual promises hereinafter set forth, the Fund and the Custodian agree as follows:

     Section 1. Definitions. The following words and phrases, when used in this Agreement, unless the context otherwise requires, shall have the following meanings:

     "Authorized Person" means the Chairman, President, Secretary, Treasurer, Controller or Senior Vice President of the Fund, or any other person, whether or not any such person is an officer or employee of the Fund, duly authorized by the Board of Directors of the Fund to give Oral Instructions and Written Instructions on behalf of the Fund and listed in the Certificate annexed hereto as Appendix A or such other Certificate as may be received by the Custodian from time to time.

     "Book-Entry System" means the Federal Reserve Bank book-entry system for United States Treasury securities and federal agency securities.

     "Depository" means The Depository Trust Company ("DTC"), a limited purpose trust company its successor(s) and its nominee(s) or any other person or clearing agent.





                                       8-1

     "Dividend and Transfer Agent" means the dividend and transfer agent appointed, from time to time, pursuant to a written agreement between the dividend and transfer agent and the Fund.

     "Foreign Securities" means (a) securities issued and sold primarily outside of the United States by a foreign government, a national of any foreign country, or a trust or other organization incorporated or organized under the laws of any foreign country or (b) securities issued or guaranteed by the government of the United States, by any state, by any political subdivision or agency thereof, or by any entity organized under the laws of the United States or of any state thereof, which have been issued and sold primarily outside of the United States.

     "Money Market Security" means debt obligations issued or guaranteed as to principal and/or interest by the government of the United States or agencies or instrumentalities thereof, commercial paper, obligations (including certificates of deposit, bankers' acceptances, repurchase agreements and reverse repurchase agreements with respect to the same), and time deposits of domestic banks and thrift institutions whose deposits are insured by the Federal Deposit Insurance Corporation, and short-term corporate obligations where the purchase and sale of such securities normally require settlement in federal funds or their equivalent on the same day as such purchase and sale, all of which mature in not more than thirteen (13) months.

     "Officers" means the Chairman, President, Secretary, Treasurer, Controller and Senior Vice President of the Fund listed in the Certificate annexed hereto as Appendix A or such other Certificate as may be received by the Custodian from time to time.

     "Oral Instructions" means verbal instructions received by the Custodian from an Authorized Person (or from a person that the Custodian reasonably believes in good faith to be an Authorized Person) and confirmed by Written Instructions in such a manner that such Written Instructions are received by the Custodian on the business day immediately following receipt of such Oral Instructions.

     "Prospectus" means the Fund's then currently effective prospectus and Statement of Additional Information, as filed with and declared effective from time to time by the Securities and Exchange Commission.

     "Security" or "Securities" means Money Market Securities, common stock, preferred stock, options, financial futures, bonds, notes, debentures, corporate debt securities, mortgages, and any certificates, receipts, warrants, or other instruments representing rights to receive, purchase or subscribe for the same or evidencing or representing any other rights or interest therein, or any property or assets.

     "Series" shall mean the various portfolios, if any, of the Fund as described in the Prospectus, except that if the Fund does not have more than one portfolio, "Series" shall mean the Fund or be ignored where a requirement would be imposed on the Fund or the Custodian which is unnecessary if there is only one portfolio.




                                       8-2

     "Written Instructions" means communication received in writing by the Custodian from an Authorized Person.

     Section 2. Documents and Notices to be Furnished by the Fund.

                  (a) The following documents, including any amendments thereto, will be provided contemporaneously with the execution of the Agreement, to the Custodian by the Fund:

                             (i) a copy of  the  Articles  of  Incorporation  of
                  the Fund certified by the Secretary;

                            (ii) a copy of the Bylaws of the Fund certified by the Secretary;

                           (iii) a copy of the resolution of the Board of Directors of the Fund appointing the Custodian, certified by the Secretary;

                            (iv)    a copy of the then current Prospectus; and

                             (v) a Certificate of the President and Secretary of
                  the Fund setting forth the names and signatures of the Officers of the Fund.

                  (b) The Fund agrees to notify the Custodian in writing of the appointment of any Dividend and Transfer Agent.

     Section 3. Receipt of Fund Assets.

                  (a) During the term of this Agreement, the Fund will deliver or cause to be delivered to the Custodian all moneys constituting Fund Assets. The Custodian shall be entitled to reverse any deposits made on the Fund's behalf where such deposits have been entered and moneys are not finally collected within 30 days of the making of such entry.

                  (b) During the term of this Agreement, the Fund will deliver or cause to be delivered to the Custodian all Securities constituting Fund Assets, and shall specify with respect to such Fund Assets the Series to which the same are allocated. The Custodian will not have any duties or responsibilities with respect to such Securities until actually received by the Custodian.

                  (c) As and when received, the Custodian shall deposit to the separate account for each Series any and all payments for shares of the Fund issued or sold from time to time as they are received from the Fund's distributor or Dividend and Transfer Agent or from the Fund itself.





                                       8-3

         Section 4.  Disbursement of Fund Assets.

                  (a) The Fund shall furnish to the Custodian a copy of the resolution of the Board of Directors of the Fund, certified by the Fund's Secretary, either (i) setting forth the date of the declaration of any dividend or distribution in respect of shares of the Fund, the date of payment thereof, the record date as of which Fund shareholders entitled to payment shall be determined, the amount payable per share to Fund shareholders of record as of that date and the total amount to be paid by the Dividend and Transfer Agent on the payment date, or (ii) authorizing the declaration of dividends and distributions in respect of shares of the Fund on a daily basis and authorizing the Custodian to rely on a Certificate setting forth the date of the declaration of any such dividend or distribution, the date of payment thereof, the record date as of which Fund shareholders entitled to payment shall be determined, the amount payable per share to Fund shareholders of record as of that date and the total amount to be paid by the Dividend and Transfer Agent on the payment date.

                  On the payment date specified in such resolution or Certificate described above, the Custodian shall segregate such amounts from moneys held for the account of the Fund so that they are available for such payment.

                  (b) Upon receipt of Written Instructions so directing it, the Custodian shall segregate amounts necessary for the payment of redemption proceeds to be made by the Dividend and Transfer Agent from moneys held for the account of the Fund so that they are available for such payment.

                  (c) Upon receipt of a Certificate directing payment and setting forth the name and address of the person to whom such payment is to be made, the amount of such payment and the purpose for which payment is to be made, the Custodian shall disburse amounts as and when directed from the Fund Assets. The Custodian is authorized to rely on such directions and shall be under no obligation to inquire as to the propriety of such directions.

                  (d) Upon receipt of a Certificate directing payment, the Custodian shall disburse moneys from the Fund Assets in payment of the Custodian's fees and expenses as provided in Section 8 hereof.

         Section 5.  Custody of Fund Assets.

                  (a) The Custodian shall open and maintain a separate bank account or accounts, in the name of each Series, in the United States in the name of the Fund, subject only to draft or order by the Custodian acting pursuant to the terms of this Agreement, and shall hold all cash received by it from or for the account of the Fund, other than cash maintained by the Fund in a bank account established and used by the Fund in accordance with Rule 17f-3 under the Act. Moneys held by the Custodian on behalf of the Fund may be deposited by the Custodian




                                       8-4
         to its credit as Custodian in the banking department of the Custodian. Such moneys shall be deposited by the Custodian in its capacity as such, and shall be withdrawable by the Custodian only in such capacity.

                  (b) The Custodian shall hold all Securities delivered to it in safekeeping in a separate account or accounts maintained at Star Bank,
          N.A. for the benefit of the Fund.

                  (c) All Securities held which are issued or issuable only in bearer form, shall be held by the Custodian in that form; all other Securities held for the Fund shall be registered in the name of the Custodian or its nominee. The Fund agrees to furnish to the Custodian appropriate instruments to enable the Custodian to hold, or deliver in proper form for transfer, any Securities that it may hold for the account of the Fund and which may, from time to time, be registered in the name of the Fund. The Custodian shall hold all such Securities specifically allocated to a Series in a separate account in the name of such Series.

                  (d) With respect to all Securities held for the Fund, the Custodian shall on a timely basis (concerning items (i) and (ii) below, as defined in the Custodian's Standards of Service Guide, as amended from time to time, annexed hereto as Appendix C):

                             (i) collect all income due and payable with respect
                  to such Securities;

                            (ii) present for payment and collect amounts payable
                  upon all Securities which may mature or be called, redeemed or retired, or otherwise become payable;

                           (iii) surrender  Securities  in  temporary  form  for
                  definitive Securities; and

                            (iv) execute,  as agent, any necessary  declarations
                  or certificates of ownership under the federal income tax laws or the laws or regulations of any other taxing authority, including any foreign taxing authority, now or hereafter in effect.

                  (e) Upon receipt of a Certificate and not otherwise, the Custodian shall promptly:

                             (i) execute  and deliver to such  persons as may be
                  designated in such Certificate proxies, consents, authorizations and any other instruments whereby the authority of the Fund as beneficial owner of any Securities held hereunder for the Series specified in such Certificate may be exercised;

                            (ii) deliver any  Securities  held hereunder for the
                  Series specified in such Certificate in exchange for other Securities or cash issued or paid in connection with the




                                       8-5
                  liquidation, reorganization, refinancing, merger, consolidation or recapitalization of any trust, or the exercise of any conversion privilege and receive and hold hereunder specifically allocated by such Series any cash or other Securities received in exchange;

                           (iii) deliver any  Securities  held hereunder for the
                  Series   specified  in  the   Certificate  to  any  protective
                  committee, reorganization committee or other person in connection with the reorganization, refinancing, merger, consolidation, recapitalization or sale of assets of any trust, and receive and hold under the terms of this Agreement such certificates of deposit, interim receipts or other instruments or documents as may be issued to it to evidence such delivery;

                            (iv) make such  transfers or exchanges of the assets
                  of the Fund and take such other steps as shall be stated in said Certificate to be for the purpose of effectuating any duly authorized plan of liquidation, reorganization, merger, consolidation or recapitalization of the Fund; and

                             (v) deliver any Securities held for the Fund to the
                  depository agent for tender or other similar offers.

                  (f) The Custodian shall promptly deliver to the Fund all notices, proxy material and executed but unvoted proxies pertaining to shareholder meetings of Securities held by the Fund. The Custodian shall not vote or authorize the voting of any Securities or give any consent, waiver or approval with respect thereto unless so directed by a Certificate or Written Instruction.

                  (g) The Custodian shall promptly deliver to the Fund all information received by the Custodian and pertaining to Securities held by the Fund with respect to tender or exchange offers, calls for redemption or purchase, or expiration of rights.

     Section 6. Purchase and Sale of Securities.

                  (a) Promptly after each purchase of Securities by the Fund, the Fund shall deliver to the Custodian (1) with respect to each purchase of Securities which are not Money Market Securities, Written Instructions, and (2) with respect to each purchase of Money Market Securities, Written Instructions or Oral Instructions, specifying with respect to each such purchase the:

                             (i) Series  to  which  such Securities  are  to  be
                  specifically allocated,

                            (ii) name  of  the  issuer  and  the  title  of  the
                  Securities,

                           (iii) principal   amount   purchased    and   accrued
                  interest, if any,





                                       8-6

                            (iv) date of purchase and settlement,

                             (v) purchase price per unit,

                            (vi) total amount payable, and

                           (vii) name of the person  from  whom,  or the  broker
                  through which, the purchase was made.

         The Custodian shall, against receipt of Securities purchased by or for the Fund, pay out of the Fund Assets held for the account of the Series, the total amount payable to the person from whom or the broker through which the purchase was made, provided that the same conforms to the total amount payable as set forth in such Written Instructions or Oral Instructions, as the case may be.

                  (b) Promptly after each sale of Securities by the Fund, the Fund shall deliver to the Custodian (1) with respect to each sale of Securities which are not Money Market Securities, Written Instructions, and (2) with respect to each sale of Money Market Securities, Written Instructions or Oral Instructions, specifying with respect to each such sale the:

                             (i)  the Series  to  which  such  Securities   were
                 specifically allocated,

                            (ii) name of the issuer and the title of the Securities,

                           (iii) principal amount sold and accrued interest,if any,

                            (iv)  date of sale and settlement,

                             (v)  sale price per unit,

                            (vi)  total amount receivable, and

                           (vii) name of the person to whom, or the broker through which, the sale was made.

         The Custodian shall deliver the Securities specifically allocated to such Series against receipt of the total amount receivable, provided that the same conforms to the total amount receivable as set forth in such Written Instructions or Oral Instructions, as the case may be.

                  (c) On contractual settlement date, the account of the Fund will be charged for all purchased Securities settling on that day,





                                       8-7
         regardless of whether or not delivery is made. Likewise, on contractual settlement date, proceeds from the sale of Securities settling that day will be credited to the account of the Fund, irrespective of delivery.

                  (d) Purchases and sales of Securities effected by the Custodian will be made on a delivery versus payment basis. The Custodian may, in its sole discretion, upon receipt of a Certificate, elect to settle a purchase or sale transaction in some other manner, but only upon receipt of acceptable indemnification from the Fund.

                  (e) The Custodian shall, upon receipt of Written Instructions so directing it, establish and maintain a segregated account or accounts for and on behalf of the Fund. Cash and/or Securities may be transferred into such account or accounts for specific purposes, to wit:

                             (i) in accordance with the provision of any agreement among the Fund, the Custodian and a broker-dealer registered under the Securities and Exchange Act of 1934, as amended, and also a member of the National Association of Securities Dealers (NASD) (or any futures commission merchant registered under the Commodity Exchange Act), relating to compliance with the rules of the Options Clearing Corporation and of any registered national securities exchange, the Commodity Futures Trading Commission, any registered contract market, or any similar organization or organizations requiring escrow or other similar arrangements in connection with transactions by the Fund;

                            (ii) for purposes of segregating  cash or government
                  securities in connection with options purchased, sold or written by the Fund, or commodity futures contracts or options thereon purchased or sold by the Fund;

                           (iii) for the purpose of  compliance by the Fund with
                  the procedures required for reverse repurchase agreements, firm commitment agreements, standby commitment agreements and short sales by Act Release No. 10666, or any subsequent release or releases or rule of the Securities and Exchange Commission relating to the maintenance of segregated accounts by registered investment companies; and

                            (iv) for other corporate purposes,  only in the case
                  of this clause (iv) upon receipt of a copy of a resolution of the Board of Directors of the Fund, certified by the Secretary of the Fund, setting forth the purposes of such segregated account.

                  (f) Except as otherwise may be agreed upon by the parties hereto, the Custodian shall not be required to comply with any Written Instructions to settle the purchase of any Securities on behalf of the Fund unless there is sufficient cash in the account(s) at the time or to settle the sale of any Securities from an account(s) unless such Securities are in deliverable form. Notwithstanding the foregoing, if the purchase price of such Securities exceeds the amount of cash




                                       8-8
          in the account(s) at the time of such purchase, the Custodian may, in its sole discretion, advance the amount of the difference in order to settle the purchase of such Securities. The amount of any such advance shall be deemed a loan from the Custodian to the Fund payable on demand and bearing interest accruing from the date such loan is made up to but not including the date such loan is repaid at a rate per annum customarily charged by the Custodian on similar loans.

     Section 7. Fund Indebtedness. In connection with any borrowings by the Fund specifically allocated to a Series held by the Custodian hereunder, the Fund will cause to be delivered to the Custodian by a bank or broker requiring Securities as collateral for such borrowings (including the Custodian if the borrowing is from the Custodian), a notice or undertaking in the form currently employed by such bank or broker setting forth the amount of collateral. The Fund shall promptly deliver to the Custodian a Certificate specifying with respect to each such borrowing: (a) the Series to which the borrowings are specifically allocated, (b) the name of the bank or broker, (c) the amount and terms of the borrowing, which may be set forth by incorporating by reference an attached promissory note duly endorsed by the Fund, or a loan agreement, (d) the date, and time if known, on which the loan is to be entered into, (e) the date on which the loan becomes due and payable, (f) the total amount payable to the Fund on the borrowing date, and (g) the description of the Securities securing the loan, including the name of the issuer, the title and the number of shares or the principal amount. The Custodian shall deliver on the borrowing date specified in the Certificate the required collateral against the lender's delivery of the total loan amount then payable, provided that the same conforms to that which is described in the Certificate. The Custodian shall deliver, in the manner directed by the Fund, such Securities as additional collateral, as may be specified in a Certificate, to secure further any transaction described in this Section 7. The Fund shall cause all Securities released from collateral status to be returned directly to the Custodian and the Custodian shall receive, from time to time, such return of collateral as may be tendered to it.

     The Custodian may, at the option of the lender, keep such collateral in its possession, subject to all rights therein given to the lender because of the loan. The Custodian may require such reasonable conditions regarding such collateral and its dealings with third-party lenders as it may deem appropriate.

         Section 8.  Concerning the Custodian.

                  (a) The Custodian shall use reasonable care in the performance of its duties hereunder, and, except as otherwise provided herein, the Custodian shall not be liable for any loss or damage resulting from its action or omission to act or otherwise, except for any such loss or damage arising out of its own negligence, bad faith or willful misconduct or that of the subcustodians or co-custodians appointed by the Custodian or of the officers, employees, or agents of any of them. The Fund shall defend, indemnify and hold harmless the Custodian and its directors, officers, employees and agents with respect to any loss, claim, liability or cost (including reasonable attorneys' fees) arising or alleged to arise from or relating to the Fund's duties hereunder or any other action or




                                       8-9
         inaction of the Fund or its directors, officers, employees or agents, except such as may arise from the negligent action, omission, willful misconduct or breach of this Agreement by the Custodian. The Custodian may, with respect to questions of law, apply for and obtain the advice and opinion of counsel, at the expense of the Fund, and shall be fully protected with respect to anything done or omitted by it in good faith in conformity with the advice or opinion of counsel. The provisions under this paragraph shall survive the termination of this Agreement.

                  (b) Without limiting the generality of the foregoing, the Custodian, acting in the capacity of Custodian hereunder, shall be under no obligation to inquire into, and shall not be liable for:

                             (i) the validity (but not the  authenticity) of the
                  issue of any Securities purchased by or for the account of the Fund, the legality of the purchase thereof or the propriety of the amount paid therefor;

                            (ii) the legality of the sale of any  Securities  by
                  or for  the account of the  Fund,  or the  propriety   of  the
                  amount for which the same are sold;

                           (iii) the legality of the issue or sale of any shares
                  of the Fund, or the sufficiency of the amount to be received therefor;

                            (iv) the legality of the redemption of any shares of
                  the Fund, or the  propriety of the amount to be paid therefor;

                            (v) the legality of the declaration or  payments  of
                  any dividend by the Fund  in  repect of shares of the Fund; or

                            (vi) the legality  of  any  borrowing by the Fund on
                  behalf of the Fund, using Securities as collateral.

                  (c) The Custodian shall not be under any duty or obligation to take action to effect collection of any amount due to the Fund from any Dividend and Transfer Agent of the Fund nor to take any action to effect payment or distribution by any Dividend and Transfer Agent of the Fund of any amount paid by the Custodian to any Dividend and Transfer Agent of the Fund in accordance with this Agreement.

                  (d) Notwithstanding paragraph (d) of Section 5, the Custodian shall not be under any duty or obligation to take action to effect collection of any amount, if the Securities upon which such amount is payable are in default, or if payment is refused after due demand or presentation, unless and until (i) it shall be directed to take such action by a Certificate and (ii) it shall be assured to its satisfaction (including prepayment thereof) of reimbursement of its costs and expenses in connection with any such action.





                                      8-10

                  (e) The Fund acknowledges and hereby authorizes the Custodian to hold Securities through its various agents described in Appendix B annexed hereto. The Fund hereby represents that such authorization has been duly approved by the Board of Directors of the Fund, as required by the Act. The Custodian acknowledges that although certain Fund Assets are held by its agents, the Custodian remains primarily liable for the safekeeping of the Fund Assets.

                  In addition,  the Fund  acknowledges  that the  Custodian  may appoint one or more financial institutions as agent or agents or as sub-custodian or sub-custodians, including, but not limited to, banking institutions located in foreign countries, for the purpose of holding Securities and moneys at any time owned by the Fund. The Custodian shall not be relieved of any obligation or liability under this Agreement in connection with the appointment or activities of such agents or sub-custodians. Any such agent or sub-custodian shall be qualified to serve as such for assets of investment companies registered under the Act. Upon request, the Custodian shall promptly forward to the Fund any documents it receives from any agent or sub-custodian appointed hereunder which may assist trustees of registered investment companies fulfill their responsibilities under Rule 17f-5 of the Act.

                  (f) The Custodian shall not be under any duty or obligation to ascertain whether any Securities, at any time delivered to or held by it for the account of the Fund, are such as properly may be held by the Fund under the provisions of the Articles of Incorporation and the Fund's Bylaws.

                  (g) The Custodian shall treat all records and other information relating to the Fund and the Fund Assets as confidential and shall not disclose any such records or information to any other person unless (i) the Fund shall have consented thereto in writing or
         (ii) such disclosure is required by law.

                  (h) The Custodian shall be entitled to receive, and the Fund agrees to pay to the Custodian, such compensation as shall be determined pursuant to Appendix D attached hereto or as shall be determined pursuant to amendments to such Appendix D. The Custodian shall be entitled to charge against any money held by it for a Series, the amount of any of its fees, any loss, damage, liability or expense, including counsel fees with respect to such Series. The expenses which the Custodian may charge against the account of the Fund include, but are not limited to, the expenses of agents or sub-custodians incurred in settling transactions involving the purchase and sale of Securities of the Fund.

                  (i) The Custodian shall be entitled to rely upon any Oral Instructions and any Written Instructions. The Fund agrees to forward to the Custodian Written Instructions confirming Oral Instructions in such a manner so that such Written Instructions are received by the Custodian, whether by hand delivery, facsimile or otherwise, on the same business day on which such Oral Instructions were given. The Fund agrees that the failure of the Custodian to receive such confirming




                                      8-11
          instructions shall in no way affect the validity of the transactions or enforceability of the transactions hereby authorized by the Fund. The Fund agrees that the Custodian shall incur no liability to the Fund for acting upon Oral Instructions given to the Custodian hereunder concerning such transactions.

                  (j) The Custodian will (i) set up and maintain proper books of account and complete records of all transactions in the accounts maintained by the Custodian hereunder in such manner as will meet the obligations of the Fund under the Act, with particular attention to
         Section 31 thereof and Rules 31a-1 and 31a-2 thereunder and those records are the property of the Fund, and (ii) preserve for the periods prescribed by applicable federal statute or regulation all records required to be so preserved. All such books and records shall be the property of the Fund, and shall be open to inspection and audit at reasonable times and with prior notice by Officers and auditors employed by the Fund.

                  (k) The Custodian shall send to the Fund any report received on the systems of internal accounting control of the Custodian, or its agents or sub-custodians, as the Fund may reasonably request from time to time.

                  (l) The Custodian performs only the services of a custodian and shall have no responsibility for the management, investment or reinvestment of the Securities from time to time owned by the Fund. The Custodian is not a selling agent for shares of the Fund and performance of its duties as custodian shall not be deemed to be a recommendation to the Fund's depositors or others of shares of the Fund as an investment.

                  (m) The Custodian shall take all reasonable action, that the Fund may from time to time request, to assist the Fund in obtaining favorable opinions from the Fund's independent accountants, with respect to the Custodian's activities hereunder, in connection with the preparation of the Fund's Form N-1A, Form N-SAR or other annual reports to the Securities and Exchange Commission.

                  (n) The Fund hereby pledges to and grants the Custodian a security interest in any Fund Assets to secure the payment of any liabilities of the Fund to the Custodian, whether acting in its capacity as Custodian or otherwise, or on account of money borrowed from the Custodian. This pledge is in addition to any other pledge of collateral by the Fund to the Custodian.

     Section 9. Force Majeure. Neither the Custodian nor the Trust shall be liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control, including, without limitation, acts of God; earthquakes; fires; floods; wars; civil or military disturbances; sabotage; strikes; epidemics; riots; labor disputes; acts of civil or military authority; governmental actions; or inability to obtain labor, material, equipment or transportation; provided, however, that the Custodian, in the event of a failure




                                      8-12
or delay, shall use its best efforts to ameliorate the effects of any such failure or delay.

     Section 10. Termination.

                  (a) Either of the parties hereto may terminate this Agreement for any reason by giving to the other party a notice in writing specifying the date of such termination, which shall be not less than ninety (90) days after the date of giving of such notice. If such notice is given by the Fund, it shall be accompanied by a copy of a resolution of the Board of Directors of the Fund, certified by the Secretary of the Fund, electing to terminate this Agreement and designating a successor custodian or custodians. In the event such notice is given by the Custodian, the Fund shall, on or before the termination date, deliver to the Custodian a copy of a resolution of the Board of Directors of the Fund, certified by the Secretary, designating a successor custodian or custodians to act on behalf of the Fund. In the absence of such designation by the Fund, the Custodian may designate a successor custodian which shall be a bank or trust company having not less than $100,000,000 aggregate capital, surplus and undivided profits. Upon the date set forth in such notice, this Agreement shall terminate, and the Custodian, provided that it has received a notice of acceptance by the successor custodian, shall deliver, on that date, directly to the successor custodian all Securities and moneys then owned by the Fund and held by it as Custodian. Upon termination of this Agreement, the Fund shall pay to the Custodian on behalf of the Fund such compensation as may be due as of the date of such termination. The Fund agrees on behalf of the Fund that the Custodian shall be reimbursed for its reasonable costs in connection with the termination of this Agreement.

                  (b) If a successor custodian is not designated by the Fund, or by the Custodian in accordance with the preceding paragraph, or the designated successor cannot or will not serve, the Fund shall, upon the delivery by the Custodian to the Fund of all Securities (other than Securities held in the Book-Entry System which cannot be delivered to the Fund) and moneys then owned by the Fund, be deemed to be the custodian for the Fund, and the Custodian shall thereby be relieved of all duties and responsibilities pursuant to this Agreement, other than the duty with respect to Securities held in the Book-Entry System, which cannot be delivered to the Fund, which shall be held by the Custodian in accordance with this Agreement.

         Section 11.  Miscellaneous.

                  (a) Appendix A sets forth the names and the signatures of all Authorized Persons, as certified by the Secretary of the Fund. The Fund agrees to furnish to the Custodian a new Appendix A in form similar to the attached Appendix A, if any present Authorized Person ceases to be an Authorized Person or if any other or additional Authorized Persons are elected or appointed. Until such new Appendix A shall be received, the Custodian shall be fully protected in acting under the provisions of this Agreement upon Oral Instructions or signatures of the then




                                      8-13

         Agreement upon Oral Instructions or signatures of the then current Authorized Persons as set forth in the last delivered Appendix A.

                  (b) No recourse under any obligation of this Agreement or for any claim based thereon shall be had against any organizer, shareholder, officer, director, past, present or future as such, of the Fund or of any predecessor or successor, either directly or through the Fund or any such predecessor or successor, whether by virtue of any constitution, statute or rule of law or equity, or be the enforcement of any assessment or penalty or otherwise; it being expressly agreed and understood that this Agreement and the obligations thereunder are enforceable solely against the Fund, and that no such personal liability whatever shall attach to, or is or shall be incurred by, the organizers, shareholders, officers, directors of the Fund or of any predecessor or successor, or any of them as such. To the extent that any such liability exists, it is hereby expressly waived and released by the Custodian as a condition of, and as a consideration for, the execution of this Agreement.

                  (c) The obligations set forth in this Agreement as having been made by the Fund have been made by the Board of Directors, acting as such directors for and on behalf of the Fund, pursuant to the authority vested in them under the laws of the State of Maryland, the Articles of Incorporation and the Bylaws of the Fund. This Agreement has been executed by officers of the Fund as officers, and not individually, and the obligations contained herein are not binding upon any of the directors, officers, agents or holders of shares, personally, but bind only the Fund.

                  (d) Provisions of the Prospectus and any other documents (including advertising material) specifically mentioning the Custodian (other than merely by name and address) shall be reviewed with the Custodian by the Fund prior to publication and/or dissemination or distribution, and shall be subject to the consent of the Custodian.

                  (e) Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Custodian, shall be sufficiently given if addressed to the Custodian and mailed or delivered to it at its offices at Star Bank Center, 425 Walnut Street,
         M. L. 6118, Cincinnati, Ohio 45202, Attention: Mutual Fund Custody Department, or at such other place as the Custodian may from time to time designate in writing.

                  (f) Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Fund shall be sufficiently given when delivered to the Fund or on the second business day following the time such notice is deposited in the U.S. mail postage prepaid and addressed to the Fund at its office at 600 17th Street, Suite 2610, South Tower, Denver, Colorado 80202 or at such other place as the Fund may from time to time designate in writing.





                                      8-14

                  (g) This Agreement, with the exception of the Appendices, may not be amended or modified in any manner except by a written agreement executed by both parties with the same formality as this Agreement, and authorized and approved by a resolution of the Board of Directors of the Fund.

                  (h) This Agreement shall extend to and shall be binding upon the parties hereto, and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Fund or by the Custodian, and no attempted assignment by the Fund or the Custodian shall be effective without the written consent of the other party hereto.

                  (i) This Agreement shall be construed in accordance with the laws of the State of Ohio.

                  (j)  This   Agreement   may  be  executed  in  any  number  of
         counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument.





                                      8-15

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective officers, thereunto duly authorized as of the day and year first above written.

ATTEST:                                          COLORADO DOUBLE TAX-EXEMPT BOND
                                                 FUND, INC.


                                                 By
 ..........................                       ...............................
Stan Voth, Secretary                               Calvin J. Isaak,
                                                   Chairman of the Board and
                                                   President


ATTEST:                                          STAR BANK, N.A.


                                                 By
                                                 ...............................
Name:                                            Name:
Title:                                           Title:





                                      8-16

                                   APPENDIX A



                                Authorized Persons         Specimen Signatures



Chairman and President           Calvin F. Isaak          ......................

Secretary                        Stan Voth                ......................

Vice President and Treasurer     David J. Isaak           ......................

Adviser Employees:               ......................   ......................

                                 ......................   ......................

                                 ......................   .....................

Transfer Agent/Fund Accountant   ......................   ......................

Employees:                       ......................   ......................

                                 ......................   ......................

                                 ......................   ......................












                                      8-A-1

                                   APPENDIX B


     The following agents are employed currently by Star Bank, N.A. for securities processing and control:

               The Depository Trust Company (New York)
               7 Hanover Square
               New York, New York  10004

               The Federal Reserve Bank
               Cincinnati and Cleveland Branches

               Bankers Trust Company
               16 Wall Street
               New York, New York  10005
               (For Foreign Securities and certain non-DTC eligible Securities)





                                      8-B-1

                                   APPENDIX C


                                 STAR BANK, N.A.
                           STANDARDS OF SERVICE GUIDE


     Star Bank, N.A. is committed to providing superior quality service to all customers and their agents at all times. We have compiled this guide as a tool for our clients to determine our standards for the processing of security settlements, payment collection, and capital change transactions. Deadlines recited in this guide represent the times required for Star Bank to guarantee processing. Failure to meet these deadlines will result in settlement at our client's risk. In all cases, Star Bank will make every effort to complete all processing on a timely basis.

     Star Bank is a direct participant of the Depository Trust Company, a direct member of the Federal Reserve Bank of Cleveland, and utilizes the Bankers Trust Company as its agent for ineligible and foreign securities.

     For corporate reorganizations, Star Bank utilizes SEI's Reorg Source, Financial Information, Inc. XCITEK, DTC Important Notices, and The Wall Street Journal.

     For bond calls and mandatory puts, Star Bank utilizes SEI's Bond Source, Kenny Information Systems, Standard & Poor's Corporation and DTC Important Notices. Star Bank will not notify clients of optional put opportunities.

     Any securities delivered free to Star Bank or its agents must be received three (3) business days prior to any payment or settlement in order for the Star Bank standards of service to apply.

     Should you have any questions regarding the information contained in this guide, please feel free to contact your account representative.

          The information contained in this Standards of Service Guide is subject to change. Should any changes be made Star Bank will provide you with an updated copy of its Standards of Service Guide.




                                      8-C-1

                     STAR BANK SECURITY SETTLEMENT STANDARDS



Transaction Type     Instructions Deadline*       Delivery Instructions

DTC                     1:30 P.M.              DTC Participant #2219
                        on Settlement Date     Agent Bank ID #27895
                                               Institutional #________
                                               For Account #__________

Federal Reserve Book    12:30 P.M.             Federal Reserve Bank of Cinti
Entry                   on Settlement Date     /Trust for Star Bank, N.A.
                                               ABA #042000013
                                               For Account #__________

Federal Reserve Book    1:00 P.M.              Federal Reserve Bank of Cinti
Entry (Repurchase       on Settlement Date     /Spec for Star Bank, N.A.
Agreement Collateral                           ABA #042000013
Only)                                          For Account #__________

PTC Securities (GNMA    12:00 P.M.             PTC For Account BTRST/CUST
Book Entry)             on Settlement Date     Sub Account:  Star Bank, N.A.
                                               #090334

Physical Securities     9:30 A.M. EST           Bankers Trust Company
                        on Settlement Date      16 Wall Street 4th Floor,
                        (for Deliveries, by     for Star Bank Account #090334
                        4:00P.M.on Settlement
                        Date minus 1)
CEDEL/EURO-CLEAR        11:00 A.M.              Euroclear Via Cedel Bridge
                        on Settlement Date      in favor of Bankers Trust C
                        minus 2                 Cedel 53355
                                                For Star Bank Account #501526354

Cash Wire Transfer      3:00 P.M.               Star Bank, N.A. Cinti/Trust
                                                ABA# 042000013
                                                Credit Account #9901877
                                                Further Credit to __________
                                                Account #___________________




*All times listed are Cincinnati time.




                                      8-C-2

                           STAR BANK PAYMENT STANDARDS


       Security Type                     Income                 Principal

Equities                              Payable Date

Municipal Bonds*                      Payable Date            Payable Date

Corporate Bonds*                      Payable Date            Payable Date

Federal Reserve Bank                  Payable Date            Payable Date
Book Entry*

PTC GNMA's (P&I)                      Payable Date + 1        Payable Date + 1

CMOs*
         DTC                          Payable Date + 1        Payable Date + 1
         Bankers Trust                Payable Date + 1        Payable Date + 1

SBA Loan Certificates                 When Received           When Received

Unit Investment Trust                 Payable Date            Payable Date
Certificates*

Certificates of Deposit*              Payable Date            Payable Date

Limited Partnerships                  When Received           When Received

Foreign Securities                    When Received           When Received

*Variable Rate Securities
  Federal Reserve Bank Book Entry     Payable Date            Payable Date
  DTC                                 Payable Date + 1        Payable Date + 1
  Bankers Trust                       Payable Date + 1        Payable Date + 1


NOTE:If a payable date falls on a weekend or bank holiday, payment will be made on the immediately following business day.







                                      8-C-3

                  STAR BANK CORPORATE REORGANIZATION STANDARDS


                                           Deadline
                                           for Client
                   Notification to         Instructions to       Transaction
Type of Action     Client                  Star Bank             Posting


Rights,            Later of                5 business            Upon receipt
Warrants,          10 business days        days prior
and                prior to                to expiration
Optional           expiration or
Mergers            receipt of notice

Mandatory          Later of                5 business            Upon receipt
Puts with          10 business days        days prior
Option             prior to                to expiration
to Retain          expiration or
                   of notice

Class              10 business days        5 business            Upon receipt
Actions            prior to                days prior
                   expiration date         to expiration

Voluntary          Later of                5 business            Upon receipt
Tenders,           10 business days        days prior
Exchanges,         prior to                to expiration
and                expiration or
Conversions        receipt of notice

Mandatory          At posting of           None                  Upon receipt
Puts,              funds or
Defaults,          securities
Bankruptcies,      received
Liquidations,
Stock Splits,
Mandatory
Exchanges

Full and           Later of                None                  Upon receipt
Partial Calls      10 business days
                   prior to
                   expiration or
                   receipt
                   of notice

NOTE:Fractional shares/par amounts resulting from any of the above will be sold.








                                      8-C-4

                                   APPENDIX D

                                 Star Bank, N.A.
  Proposed Custody Fee Schedule for Colorado Double Tax-Exempt Bond Fund, Inc.

Star Bank, N.A., as Custodian, will receive monthly compensation for services according to the terms of the following schedule:

I.  Portfolio Transaction Fees:

 (a)      For each repurchase agreement transaction                        $7.00

 (b)      For each portfolio transaction processed
          through DTC or Federal Reserve                                   $9.00

 (c)      For each portfolio transaction processed
          through our New York custodian                                  $25.00

 (d)      For each GNMA/Amortized Security Purchase                       $16.00

 (e)      For each GNMA Prin/Int Paydown, GNMA Sales                       $8.00

 (f)      For each option/future contract written,
          exercised or expired                                            $40.00

 (g)      For each Cedel/Euro clear transaction                           $80.00

 (h)      For each Disbursement (Fund expenses only)                       $5.00

A transaction is a purchase/sale of a security, free receipt/free delivery (excludes initial conversion), maturity, tender of exchange:

II. Market Value Fee
    Based upon an annual rate of:        Million
    .0003 (3 Basis Points) on First      $20
    .0002 (2 Basis Points) on Next       $20
    .00015 (1.5 Basis Points) on         Balance

III.Monthly Minimum Fee Per Fund                                         $400.00

IV. Out-of-Pocket Expenses
    The only out-of-pocket expenses charged to your account will be shipping fees or transfer fees.

V.  IRA Documents
    Per Shareholder/year to hold each IRA Document                         $8.00

VI. Earnings Credits
    On a monthly basis any earnings credits generated from uninvested custody balances will be applied against any cash management service fees generated. Earnings credits are based on a cost of funds tiered earnings credit rate.






                                      8-D-1



                                 Star Bank, N.A.
  Proposed Custody Fee Schedule for Colorado Double Tax-Exempt Bond Fund, Inc.

          Services                                 Unit Cost ($)                      Monthly Cost ($)
          --------                                 -------------                      ----------------

D.D.A. Account Maintenance                                                                   14.00

 Deposits                                                .399

Deposited Items                                          .109

Checks Paid                                              .159

Balance Reporting - P.C. Access                                                              50.00

ACH Transaction                                          .095

ACH Monthly Maintenance                                                                      40.00

Controlled Disbursement (1st Account)                                                       110.00
         Each additional account                                                             25.00

Deposited Items Returned                                 6.00

International Items Returned                             10.00

NSF Returned Checks                                      25.00

Stop Payments                                            22.00

Data Transmission per account                                                               110.00

 Data Capture*                                            .10

Drafts Cleared                                           .179

Lockbox Maintenance**                                                                        55.00

Lockbox items Processed
         with copy of check                               .32
         without copy of check                            .26

Checks Printed                                            .20

Positive Pay                                              .06

Issued Items                                             .015

Wires Incoming
         Domestic                                        10.00
         International                                   10.00

Wires Outgoing
         Domestic
                  Repetitive                             12.00
                  Non-Repetitive                         13.00
         International
                  Repetitive                             35.00
                  Non-Repetitive                         40.00





                                      8-D-2

PC-Initiated Wires:
         Domestic
                  Repetitive                             9.00
                  Non-Repetitive                         9.00
         International
                  Repetitive                             25.00
                  Non-Repetitive                         25.00



***Uncollected  Charge      Star Bank Prime Rate as of first of month plus 4%

* Price can vary depending upon what information needs to be captured

** With the use of lockbox, the collected balance in the demand deposit account will be significantly increased and therefore earnings to offset cash management service fees will be maximized.


*** Fees for uncollected balances are figured on the monthly average of all combined accounts.


**** Other available cash management services are priced separately.




                                      8-D-3

                                    EXHIBIT 9
                      TRANSFER AGENCY AND SERVICE AGREEMENT


     AGREEMENT made the ____ day of __________, 1997, by and between Colorado Double Tax-Exempt Bond Fund, Inc., a Maryland Corporation, having its principal office and place of business at 600 17th Street, 2610 S. Tower, Denver, Colorado 80202 (the "Fund"), and American Data Services, Inc., a New York corporation having its principal office and place of business at 24 West Carver Street, Huntington, New York 11743 ("ADS").

     WHEREAS, the Fund desires to appoint ADS as its transfer agent, dividend disbursing agent and agent in connection with certain other activities, and ADS desires to accept such appointment;

     NOW, THEREFORE, in consideration of the mutual covenants herein contained, the parties hereto agree as follows:

     Section 1. Terms of Appointment; Duties of ADS.

          (a) Subject to the terms and conditions set forth in this agreement, the Fund hereby employs and appoints ADS to act as, and ADS agrees to act as its transfer agent for the Fund's authorized and issued shares of its common stock, $.001 par value, ("Shares"), dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the fund ("Shareholders") set out in the currently effective prospectus and statement of additional information ("prospectus") of the Fund.

                  (b)  ADS agrees  that  it will perform the following services:

                             (i) In accordance with procedures  established from
                  time to time by agreement between the Fund and ADS, ADS shall:

                                    (A) receive for  acceptance,  orders for the
                           purchase of Shares, and promptly deliver payment and appropriate documentation therefore to the Custodian of the Fund authorized by the Board of Directors of the Fund (the "Custodian");

                                    (B) pursuant to purchase orders,  issue the
                           appropriate number of Shares and hold such Shares in the appropriate Shareholder account;

                                    (C) receive  for   acceptance     redemption
                           requests and redemption directions and deliver the appropriate documentation therefore to the Custodian;





                                       9-1

                                    (D) at the  appropriate  time as and when it
                           receives moneys paid to it by the Custodian with respect to any redemption, pay over or cause to be paid over in the appropriate manner such moneys as instructed by the redeeming Shareholders;

                                    (E) effect  transfers   of  Shares   by  the
                           registered owners thereof upon receipt of appropriate instructions;

                                    (F) prepare   and   transmit   payments  for
                           dividends  and  distributions declared  by the  Fund;

                                    (G) maintain  records  of  account  for  and
                           advise the Fund and its Shareholders as to the foregoing; and

                                    (H)  record  the  issuance  of shares of the
                           Fund and maintain pursuant to SEC Rule 17Ad-10(e) a record of the total number of shares of the Fund which are authorized, based upon data provided to it by the Fund, and issued and outstanding. ADS shall also provide the Fund on a regular basis with the total number of shares which are authorized and issued and outstanding and shall have no obligation, when recording the issuance of shares, to monitor the issuance of such shares or to take cognizance of any laws relating to the issue or sale of such shares, which functions shall be the sole responsibility of the Fund.

                            (ii) In addition to and not in lieu of the  services
                  set forth in the above paragraph (i), ADS shall (A) perform all of the customary services of a transfer agent, dividend disbursing agent, including but not limited to, maintaining all Shareholder accounts, preparing Shareholder meeting lists, mailing proxies, receiving and tabulating proxies, mailing Shareholder reports and prospectuses to current Shareholders, withholding taxes on U.S. resident and non-resident alien accounts, preparing and filing U.S. Treasury Department Forms 1099 and other appropriate forms required with respect to dividends and distributions by federal authorities for all Shareholders, preparing and mailing confirmation forms and statements of account to Shareholders for all purchases redemption's of Shares and other confirmable transactions in Shareholder accounts, preparing and mailing activity statements for Shareholders, and providing Shareholder account information and (B) provide a system and reports which will enable the Fund to monitor the total number of Shares sold in each State.

                           (iii) In addition, the Fund shall (A) identify to ADS
                  in writing those transactions and shares to be treated as exempt from blue sky reporting for each State and (B) verify the establishment of such transactions for each state on the system prior to activation and thereafter monitor the daily activity for each State as provided by ADS. The responsibility of ADS for the Fund's blue sky State registration status is




                                       9-2
                   solely limited to the initial establishment of transactions subject to blue sky compliance by the Fund and the reporting of such transactions to the Fund as provided above.

     Procedures applicable to certain of these services may be established from time to time by agreement between the Fund and ADS.

     Section 2. Fees and Expenses.

                  (a) For performance by ADS pursuant to this Agreement, the Fund agrees to pay ADS an annual maintenance fee for each Shareholder account and transaction fees for each portfolio or class of shares serviced under this Agreement (See Schedule A) as set out in the fee schedule attached hereto. Such fees and out-of-pocket expenses and advances identified under Section 2(b) below may be changed from time to time subject to mutual written agreement between the Fund and ADS.

                  (b) In addition to the fee paid under Section 2(a) above, the Fund agrees to reimburse ADS for out-of-pocket expenses or advances incurred by ADS for the items set out in the fee schedule attached hereto. In addition, any other expenses incurred by ADS at the request or with the consent of the Fund, will be reimbursed by the Fund.

                  (c) The Fund agrees to pay all fees and reimbursable expenses within five days following the receipt of the respective billing notice. Postage for mailing of dividends, proxies, Fund reports and other mailings to all shareholder accounts shall be advanced to ADS by the Fund at least seven (7) days prior to the mailing date of such materials.

     Section 3. Representations and warranties of ADS. ADS represents and warrants to the Fund that:

                  (a) It is a corporation duly organized and existing and in good standing under the laws of the State of New York.

                  (b) It is duly qualified to carry on its business in the State of New York.

                  (c) It is empowered under applicable laws and by its charter and bylaws to enter into and perform this Agreement.

                  (d) All requisite corporate proceedings have been taken to authorize it to enter into and perform this Agreement.

                  (e) It has and will  continue to have access to the  necessary
         facilities,   equipment   and  personnel  to  perform  its  duties  and
         obligations under this Agreement.





                                       9-3

                  (f) ADS is duly registered as a transfer agent under the Securities Act of 1934 and shall continue to be registered throughout the remainder of this Agreement.

     Section 4. Representations and Warranties of the Fund. The Fund represents and warrants to ADS that:

                  (a) It is a corporation duly organized and existing and in good standing under the laws of Maryland.

                  (b) It is empowered under applicable laws and by its Articles of Incorporation and Bylaws to enter into and perform this Agreement.

                  (c) All corporate proceedings required by said Articles of Incorporation and Bylaws have been taken to authorize it to enter into and perform this Agreement.

                  (d) It is an open-end and diversified management investment company registered under the Investment Company Act of 1940.

                  (e) A registration statement under the Securities Act of 1933 is currently or will become effective and will remain effective, and appropriate state securities law filings as required, have been or will be made and will continue to be made, with respect to all Shares of the Fund being offered for sale.

     Section 5. Indemnification.

                  (a) ADS shall not be responsible for, and the Fund shall indemnify and hold ADS harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to:

                             (i)  All   actions   of  ADS  or  its   agents   or
                  subcontractors required to be taken pursuant to this Agreement, provided that such actions are taken in good faith and without gross negligence or willful misconduct.

                            (ii) The Fund's  refusal  or failure to comply  with
                  the terms of this Agreement, or which arise out of the Fund's lack good faith, gross negligence or willful misconduct or which arise out of the breach of any representation or warranty of the Fund hereunder.

                           (iii) The  reliance on or use by ADS or its agents or
                  subcontractors of information, records and documents which (A) are received by ADS or its agents or subcontractors and furnished to it by or on behalf of the Fund, and (B) have been prepared and/or maintained by the Fund or any other person or firm on behalf of the Fund.





                                       9-4

                            (iv) The  reliance on, or the carrying out by ADS or
                  its agents or subcontractors of any instructions or requests of the Fund.

                             (v) The offer or sale of Shares in violation of any
                  requirement under the federal securities laws or regulations or the securities laws or regulations of any state that such Shares be registered in such state or in violation of any stop order or other determination or ruling by any federal agency or any state with respect to the offer or sale of such Shares in such state.

                  (b) ADS shall indemnify and hold the Fund harmless from and against any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to any action or failure or omission to act by ADS as a result of ADS's lack of good faith, gross negligence or willful misconduct.

                  (c) At any time ADS may apply to any officer of the Fund for instructions, and may consult with legal counsel with respect to any matter arising in connection with the services to be performed by ADS under this Agreement, and ADS and its agents or subcontractors shall not be liable and shall be indemnified by the Fund for any act on taken or omitted by it in reliance upon such instructions or upon the opinion of such counsel. ADS, its agents and subcontractors shall be protected and indemnified in acting upon any paper or document furnished by or on behalf of the Fund, reasonably believed to be genuine and to have been signed by the proper person or persons, or upon any instruction, information, data, records or documents provided ADS or its agents or subcontractors by machine readable input, telex, CRT data entry or other similar means authorized by the Fund, and shall not be held to have notice of any change of authority of any person, until receipt of written notice thereof from the Fund. ADS, its agents and subcontractors shall also be protected and indemnified in recognizing stock certificates which are reasonably believed to bear the proper manual or facsimile signatures of the officers of the Fund, and the proper countersignature of any former transfer agent or registrar, or of a co-transfer agent or co-registrar.

                  (d) In the event either party is unable to perform its obligations under the terms of this Agreement because of acts of God, strikes, equipment or transmission failure or damage reasonably beyond its control, or other causes reasonably beyond its control, such party shall not be liable for damages to the other for any damages resulting from such failure to perform or otherwise from such causes.

                  (e) Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement or for any act or failure to act hereunder.

                  (f) In order that the indemnification provisions contained in this Section 5 shall apply, upon the assertion of a claim for which either party may be required to indemnify the other, the party of seeking indemnification shall promptly notify the other party of such



02/95676.7
                                                        9-5
          assertion, and shall keep the other party advised with respect to all developments concerning such claim. The party who may be required to indemnify shall have the option to participate with the party seeking indemnification the defense of such claim. The party seeking indemnification shall in no case confess any claim or make any compromise in any case in which the other party may be required to indemnify it except with the other party's prior written consent.

     Section 6. Covenants of the fund and ADS.

                  (a) The Fund Shall promptly furnish to ADS a certified copy of the resolution of the Board of Directors of the Fund authorizing the appointment of ADS and the execution and delivery of this Agreement.

                  (b) ADS hereby agrees to establish and maintain facilities and procedures reasonably acceptable to the Fund for safekeeping of stock certificates, check forms and facsimile signature imprinting devices, if any; and for the preparation or use, and for keeping account of, such certificates, forms and devices.

                  (c) ADS shall keep records relating to the services to be performed hereunder, in the form and manner as it may deem advisable. To the extent required by Section 31 of the Investment Company Act of 1940, as amended, and the Rules thereunder, ADS agrees that all such records prepared or maintained by ADS relating to the services to be performed by ADS hereunder are the property of the Fund and will be preserved, maintained and made available in accordance with such Section and Rules, and will be surrendered promptly to the Fund on and in accordance with its request.

                  (d)  ADS  and  the  Fund  agree   that  all  books,   records,
         information and data pertaining to the business of the other party which are exchanged or received pursuant to the negotiation or the carrying out of this Agreement shall remain confidential, and shall not be voluntarily disclosed to any other person, except as may be required by law.

                  (e) In case of any requests or demands for the inspection of the Shareholder records of the Fund, ADS will endeavor to notify the Fund and to secure instructions from an authorized officer of the Fund as to such inspection. ADS reserves the right, however, to exhibit the Shareholder records to any person whenever it is advised by its counsel that it may be held liable for the failure to exhibit the Shareholder records to such person, and shall promptly notify the Fund of any unusual request to inspect or copy the shareholder records of the Fund or the receipt of any other unusual request to inspect, copy or produce the records of the Fund.

         Section 7.  Termination of Agreement.

                  (a) This Agreement shall become effective as of the date hereof and shall remain in force for a period of three (3) years, provided however, that both parties to this Agreement have the option




                                       9-6
          to terminate the Agreement upon ninety (90) days prior written notice.

                  (b) Should the Fund exercise its right to terminate, all out-of-pocket expenses associated with the movement of records and material will be borne by the Fund. Additionally, ADS reserves the right to charge for any other reasonable expenses associated with such termination.

     Section 8. Assignment.

                  (a) Neither this Agreement nor any rights or obligations hereunder may be assigned by either party without the written consent of the other party.

                  (b) This Agreement shall inure to the benefit of and be binding upon the parties and their respective permitted successors and assigns.

     Section 9. Amendment. This Agreement may be amended or modified by a written agreement executed by both parties and authorized or approved by a resolution of the Board of Directors of the Fund.

     Section 10. New York Laws to Apply. The provisions of this Agreement shall be construed and interpreted in accordance with the laws of the State of New York as at the time in effect and the applicable provisions of the 1940 Act. To the extent that the applicable law of the State of New York, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

     Section 11. Merger of Agreement. This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof whether oral or written.

     Section 12. Notices. All notices and other communications hereunder shall be in writing, shall be deemed to have been given when received or when sent by telex or facsimile, and shall be given to the following addresses (or such other addresses as to which notice is given):

         If to the Fund:              Calvin F. Isaak, President
                                      Colorado Double Tax-Exempt Bond Fund, Inc.
                                      600 17th Street, 2610 S. Tower
                                      Denver, Colorado 80202

         If to ADS:                   Michael Miola, President
                                      American Data Services, Inc.
                                      24 West Carver Street
                                      Huntington, New York 11743




                                       9-7

     IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the day and year first above written.

                                                COLORADO DOUBLE TAX-EXEMPT BOND
                                                FUND, INC.


                                                By
                                                .............................
                                                  Calvin F. Isaak, President


                                                AMERICAN DATA SERVICES, INC.


                                                By
                                                .............................
                                                   Michael Miola, President




                                       9-8

                                  FEE SCHEDULE

         For the services rendered by ADS in its capacity as transfer agent, the Fund shall pay ADS, within ten (10) days after receipt of an invoice from ADS at the beginning of each month, a fee, calculated as a combination of account maintenance charges and transaction charges as follows:

Account Maintenance Charge

         The Greater of:

               (a)  Minimum  maintenance  charge  per   fund-$800.00/month   (No
          prorating partial months);

         OR,

               (b)Based upon the total of all open/closed accounts in the Fund upon the following annual rates (billed monthly):

                                     Fund Type

Dividend calculated and
paid annually, semiannually, quarterly                       $ 8.50 per account
Dividend calculated and paid monthly                         $11.00 per account
Dividend accrued daily and paid monthly                      $14.50 per account

Closed accounts                                              $ 2.00 per account*


*All accounts closed during a calendar year will be considered as open accounts for billing purposes until the end of that calendar year. Accounts marked as closed at the end of the calendar year will remain in the shareholder files until all 1099's and 5498's have been sent to shareholders and reported (via mag media) to the ILLS.



Fee Discount

     During the first 12 months of operations or until the Funds' average net assets exceed $10,000,000, whichever comes first, ADS will discount the Minimum Account Maintenance Fee, if applicable as follows:





                                       9-9

                             Discount

Month 1-2                 80% Minimum fee
Month 3-4                 60% Minimum fee
Month 5-6                 40% Minimum fee
Month 7-8                 20% Minimum fee
Month 9-12                No Discount



     However, if the Fund elects or is forced to terminate this Agreement for any reason whatsoever (including, but not limited to, the voluntary or involuntary termination of the Fund, liquidation of the Fund's assets, the sale or merger of the Fund or its assets to any successor entity) prior to the termination date of this Agreement as specified in Section 7 of this Agreement, all fees previously discounted will be due and payable to ADS upon termination of this Agreement plus any other charges associated with such termination pursuant to Section 7 of this Agreement. In addition, the Fund will forfeit the Security Deposit paid to ADS upon execution of this Agreement.

Transaction Fees

Trade Entry (purchase/liquidation) and
 maintenance transactions                                  $1.35 each
New account setup                                          $2.50 each
Customer service calls                                     $1.00 each
Correspondence/information requests                        $1.25 each*
Check preparation                                          $.50 each
Liquidation's paid by wire transfer                        $3.00 each
Omnibus accounts                                           $1.25 per transaction
ACH charge                                                 $.30 each
SWP                                                        $1.25 each

---------------
*Information requests from shareholders or the Fund for data that is not in the historical files of our system and must be researched either through micro fiche, or original hard copy, will be subject to an additional service charge to obtain and report the requested information. This service charge will be based upon the time spend to obtain the required information and will be calculated utilizing the rate specified in "-Special Reports" for junior draft. Shareholders requesting such information will be notified in advance of this research charge and will be requested to remit the service charge to ADS before information is released.







                                      9-10

24-Hour Automated Voice Response

     Initial setup charge per portfolio - $150.00

     Monthly maintenance charge per portfolio - $50.00

     All calls processed through automated voice response will be billed as a customer service call listed above.

Fund/SERV

     All portfolios processed through Fund/SERV will be subject to an additional monthly charge of $250.00.

     All transactions processed through Fund/SERV will be billed at transaction fee rates listed above.

IRA Plan Fees

     The following fees will be charged directly to the shareholder account:

         Annual maintenance fee                          $15.00/account*
         Incoming transfer from prior custodian          $12.00
         Distribution to a participant                   $15.00
         Refund of excess contribution                   $15.00
         Transfer to successor custodian                 $15.00
         Automatic periodic distributions                $15.00/year per account

         ---------------
         *Includes Star Bank N.A. $8.00 Custody Fee.

                                  FEE INCREASES

     On each annual anniversary date of this Agreement, the fees enumerated above will be increased by the change in the Consumer Price Index for the Northeast region (CPI for the twelve month period ending with the month preceding such annual anniversary date.

Expenses

     The Fund shall reimburse ADS for any out-of-pocket expenses, exclusive of salaries, advanced by ADS in connection with but not limited to the printing of confirmation forms and statements, proxy expenses, travel requested by the Fund, telephone, facsimile transmissions, stationery and supplies (related to Fund records), record storage, postage (plus a $0.15 service charge for all mailings), pro rata portion of annual 17AD-13 audit letter, telex and courier




                                      9-11
charges incurred in connection with the performance of its duties hereunder. ADS shall provide the Fund with a monthly invoice of such expenses and the Fund shall reimburse ADS within fifteen (15) days after receipt thereof.

Special Reports

     All reports and/or analyses requested by the Fund that are not included in the fee schedule, shall be subject to an additional charge, agreed upon in advance, based upon the following rates:

    Labor:
             Senior staff-             $150.00/hr.
             Junior staff-             $75.00/hr.
             Computer time-            $45.00/hr.

Security Deposit

     The Fund will remit to ADS upon execution of this Agreement a security deposit of equal to one (1) month's shareholder service fee. The security deposit computation will be based either on the total number of shareholder accounts (open and closed) of the Fund or the minimum fee without giving effect to any fee discounts or waivers that may be in effect, whichever is greater on the date above written. The Fund will have the option, if not forfeited in accordance with the terms of "-Account Maintenance Charge" above, to have the security deposit applied to the last month's service fee, or applied to any new contract between the Fund and ADS.

Conversion Charge

NOTE: FOR EXISTING FUNDS ONLY (new funds please ignore):

     There will be a charge to convert the Fund's shareholder accounting records on to the ADS stock transfer system (ADSHARE). In addition, ADS will be reimbursed for all out-of-pocket expenses, enumerated in "-Transaction Fees" above and data media conversion costs, incurred during the conversion process.

     The conversion charge will be estimated and agreed upon in advance by the Fund and ADS. The charge will be based upon the quantity of records to be convened and the condition of the previous service agents records.




                                      9-12

                                   SCHEDULE A

                 PORTFOLIOS TO BE SERVICED UNDER THIS AGREEMENT


COLORADO DOUBLE TAX-EXEMPT BOND FUND INC.-SHORT-INTERMEDIATE
PORTFOLIO

COLORADO DOUBLE TAX-EXEMPT BOND FUND INC.-INCOME PORTFOLIO






                                      9-A-1

                                   EXHIBIT 10

                                  [LETTERHEAD]                    ATLANTA
                                                                  KANSAS CITY
                                   KUTAK ROCK                     LITTLE ROCK
                                  A PARTNERSHIP                   NEW YORK
                       INCLUDING PROFESSIONAL CORPORATIONS        NEWPORT BEACH
                                   SUITE 2900                     OKLAHOMA CITY
                             717 SEVENTEENTH STREET               OMAHA
                           DENVER, COLORADO 80202-3329            PHOENIX
                                 (303) 297-2400                   PITTSBURGH
                            FACSIMILE (303) 292-7799              WASHINGTON



                                  June 6, 1997


Colorado Double Tax-Exempt
   Bond Fund, Inc.
Suite 2610, South Tower
600 17th Street
Denver, CO 80202

Gentlemen:

     At your request, we have examined the Registration Statement on Form N-1A, File No. 333-20287 (the "Registration Statement"), filed by you with the Securities and Exchange Commission (the "Commission") in connection with the registration under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, of 100,000,000 shares of $.001 par value common stock (the "Shares") of Colorado Double Tax-Exempt Bond Fund, Inc. (the "Fund"). We are familiar with the proceedings taken, and proposed to be taken, by you in connection with the authorization, issuance and sale of the Shares and have examined such certificates of public officials, records, documents and matters of law and have satisfied ourselves as to such matters of fact as we consider relevant for purposes of this opinion.

     Based upon the foregoing, we are of the opinion that:




                                      10-1

Colorado Double
Tax-Exempt Bond Fund, Inc.
June 6, 1997
Page 2




               (a) The Fund is duly organized and validly existing under the laws of the State of Maryland.

               (b) Subject to the Commission declaring the Registration Statement effective and subject to the qualification of the Shares under the securities laws of the State of Colorado, the Shares, upon issuance and sale in the manner referred to in the Registration Statement, will be legally and validly issued, fully paid and non-assessable.

     We consent to the filing of this opinion as an exhibit to the Registration Statement and the use of our name in the Registration Statement and in the Prospectus constituting a part thereof. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the Rules and Regulations of the Commission promulgated pursuant thereto.

                                                     Very truly yours,

                                                     /s/ Kutak Rock
                                                     .....................
                                                     KUTAK ROCK






                                      10-2

                                  EXHIBIT 11(a)

                 CONSENT OF KUTAK ROCK (INCLUDED IN EXHIBIT 10)





                                     11(a)-1

                                  EXHIBIT 11(b)
                                   CONSENT OF
                    INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

Colorado Double Tax-Exempt Bond Fund, Inc.
600 17th Street
2610 S. Tower
Denver, Colorado 80202

We hereby consent to the use in this Pre-Effective Amendment No. 1 to the Registration Statement under the Securities Act of 1933 and this Amendment No. 1 to the Registration Statement under the Investment Company Act of 1940, both on Form N-IA, of our report dated April 24, 1997, accompanying and pertaining to the statement of assets and liabilities of Colorado Double Tax-Exempt Bond Fund, Inc. as of April 18, 1997, which is included in such Registration Statements.

                                                       BAIRD, KURTZ & DOBSON

                                                       \s\ Baird, Kurtz & Dobson


Denver, Colorado
June 6, 1997








                                     11(b)-l

                                  EXHIBIT 15(a)

                             12b-1 DISTRIBUTION PLAN
                         (SHORT-INTERMEDIATE PORTFOLIO)




                                                      Dated: _____________, 1997


                 The Colorado Double Tax-Exempt Bond Fund, Inc.

                                DISTRIBUTION PLAN
                                       for
                        Short-Intermediate Term Portfolio


     1. The Plan. This amended and restated Plan (the "Plan") is the written plan, contemplated by Rule 12b-1 (the "Rule") under the Investment Company Act of 1940 (the "1940 Act") of The Colorado Double Tax-Exempt Bond Fund, Inc. (the "Fund").

     2. Certain Expense Payments Permitted. The adviser, the administrator or the sub-adviser may make payments ("Permitted Payments") in connection with the costs of printing and distributing all copies of the Fund's prospectuses, statements of additional information and reports to shareholders which are not sent to the Fund's shareholders. It is recognized that the Permitted Payments result in the bearing by the adviser, administrator or sub-adviser of certain distribution expenses. Since the profits, if any, of the adviser, administrator or sub-adviser are dependent on the advisory or administration fees paid by the Fund to the adviser, administrator or sub-adviser, its profits, if any, would be less, or losses, if any, would be increased due to such Permitted Payments and the bearing by it of such expenses. If and to the extent that any such advisory or administration fees paid by the Fund might, in view of the foregoing, be considered as indirectly financing any activity which is primarily intended to result in the sale of Fund shares, the payment of such fees is authorized by this Plan.

     3. Certain Fund Payments Authorized. If and to the extent that any of the payments listed below are considered to be "primarily intended to result in the sale of" shares issued by the Fund within the meaning of the Rule, such payments are authorized under this Plan: (i) the costs of the preparation of all reports and notices to shareholders and the costs of printing and mailing such reports and notices to existing shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of the Fund or other funds or other investments; (ii) the costs of the preparation and setting in type of all prospectuses and statements of additional information, and the costs of printing and mailing of all prospectuses and statements of additional information to existing shareholders; (iii) the costs of the preparation, printing and mailing of all proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of the Fund's shares; (iv) all legal and




                                     15(a)-1
accounting fees relating to the preparation of any such reports, prospectuses, statements of additional information, proxies and proxy statements; (v) all fees and expenses relating to the registration or qualification of the Fund and/or its shares under the securities or "Blue Sky" laws of any jurisdiction; (vi) all fees under the Securities Act of 1933 and the 1940 Act, including fees in connection with any application for exemption relating to or directed toward the sale of the Fund's shares; (vii) all fees and assessments of the Investment Company Institute or any successor organization, irrespective of whether some of its activities are designed to provide sales assistance; (viii) all costs of the preparation and mailing of confirmations of shares sold or redeemed or share certificates, and reports of share balances; and (ix) all costs of responding to telephone or mail inquiries of investors.

     4. Disinterested Directors. While this Plan is in effect, the selection and nomination of those Directors of the Fund who are not "interested persons" of the Fund shall be committed to the discretion of such disinterested Directors. Nothing herein shall prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Directors.

     5. Reports. While this Plan is in effect, the Fund's sub-adviser or administrator shall report at least quarterly to the Fund's Directors in writing for their review on the following matters: (i) all costs of each item specified in Sections 2 and 3 of this Plan (making estimates of such costs where necessary or desirable) during the preceding calendar or fiscal quarter; and (ii) all fees of the Fund to the sub-adviser or administrator paid or accrued during such quarter.


     6. Effectiveness, Continuation, Termination and Amendment. This Plan originally went into effect when it was approved (i) by a vote of the Directors of the Fund and of those Directors (the "Independent Directors") who, at the time of such vote, were not "interested persons" as defined in the 1940 Act of the Fund and had no direct or indirect financial interest in the operation of this Plan or in any agreements related to this Plan, with votes cast in person at a meeting called for the purpose of voting on this Plan; and (ii) by a vote of holders of at least a "majority" (as so defined) of the outstanding voting securities of the Fund. This plan has continued, and will, unless terminated as hereinafter provided, continue in effect, until the one year anniversary next succeeding such effectiveness, and from year to year thereafter only so long as such continuance is specifically approved at least annually by the Fund's Directors and its Independent Directors with votes cast in person at a meeting called for the purpose of voting on such continuance. This Plan may be terminated at any time by the vote of a majority of the Independent Directors or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Fund. This Plan may not be amended to increase materially the amount of payments to be made without shareholder approval as set forth in (ii) above, and all amendments must be approved in the manner set forth in (i) above.






                                     15(a)-2

                                  EXHIBIT 15(b)

                             12b-1 DISTRIBUTION PLAN
                               (INCOME PORTFOLIO)




                                                      Dated: _____________, 1997


                 The Colorado Double Tax-Exempt Bond Fund, Inc.

                                DISTRIBUTION PLAN
                                       for
                                Income Portfolio


     1. The Plan. This amended and restated Plan (the "Plan") is the written plan, contemplated by Rule 12b-1 (the "Rule") under the Investment Company Act of 1940 (the "1940 Act") of The Colorado Double Tax-Exempt Bond Fund, Inc. (the "Fund").

     2. Certain Expense Payments Permitted. The adviser, the administrator or the sub-adviser may make payments ("Permitted Payments") in connection with the costs of printing and distributing all copies of the Fund's prospectuses, statements of additional information and reports to shareholders which are not sent to the Fund's shareholders. It is recognized that the Permitted Payments result in the bearing by the adviser, administrator or sub-adviser of certain distribution expenses. Since the profits, if any, of the adviser, administrator or sub-adviser are dependent on the advisory or administration fees paid by the Fund to the adviser, administrator or sub-adviser, its profits, if any, would be less, or losses, if any, would be increased due to such Permitted Payments and the bearing by it of such expenses. If and to the extent that any such advisory or administration fees paid by the Fund might, in view of the foregoing, be considered as indirectly financing any activity which is primarily intended to result in the sale of Fund shares, the payment of such fees is authorized by this Plan.

     3. Certain Fund Payments Authorized. If and to the extent that any of the payments listed below are considered to be "primarily intended to result in the sale of" shares issued by the Fund within the meaning of the Rule, such payments are authorized under this Plan: (i) the costs of the preparation of all reports and notices to shareholders and the costs of printing and mailing such reports and notices to existing shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of the Fund or other funds or other investments; (ii) the costs of the preparation and setting in type of all prospectuses and statements of additional information, and the costs of printing and mailing of all prospectuses and statements of additional information to existing shareholders; (iii) the costs of the preparation, printing and mailing of all proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of the Fund's shares; (iv) all legal and




                                     15(b)-1
accounting fees relating to the preparation of any such reports, prospectuses, statements of additional information, proxies and proxy statements; (v) all fees and expenses relating to the registration or qualification of the Fund and/or its shares under the securities or "Blue Sky" laws of any jurisdiction; (vi) all fees under the Securities Act of 1933 and the 1940 Act, including fees in connection with any application for exemption relating to or directed toward the sale of the Fund's shares; (vii) all fees and assessments of the Investment Company Institute or any successor organization, irrespective of whether some of its activities are designed to provide sales assistance; (viii) all costs of the preparation and mailing of confirmations of shares sold or redeemed or share certificates, and reports of share balances; and (ix) all costs of responding to telephone or mail inquiries of investors.

     4. Disinterested Directors. While this Plan is in effect, the selection and nomination of those Directors of the Fund who are not "interested persons" of the Fund shall be committed to the discretion of such disinterested Directors. Nothing herein shall prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Directors.

     5. Reports. While this Plan is in effect, the Fund's sub-adviser or administrator shall report at least quarterly to the Fund's Directors in writing for their review on the following matters: (i) all costs of each item specified in Sections 2 and 3 of this Plan (making estimates of such costs where necessary or desirable) during the preceding calendar or fiscal quarter; and (ii) all fees of the Fund to the sub-adviser or administrator paid or accrued during such quarter.


     6. Effectiveness, Continuation, Termination and Amendment. This Plan originally went into effect when it was approved (i) by a vote of the Directors of the Fund and of those Directors (the "Independent Directors") who, at the time of such vote, were not "interested persons" as defined in the 1940 Act of the Fund and had no direct or indirect financial interest in the operation of this Plan or in any agreements related to this Plan, with votes cast in person at a meeting called for the purpose of voting on this Plan; and (ii) by a vote of holders of at least a "majority" (as so defined) of the outstanding voting securities of the Fund. This plan has continued, and will, unless terminated as hereinafter provided, continue in effect, until the one year anniversary next succeeding such effectiveness, and from year to year thereafter only so long as such continuance is specifically approved at least annually by the Fund's Directors and its Independent Directors with votes cast in person at a meeting called for the purpose of voting on such continuance. This Plan may be terminated at any time by the vote of a majority of the Independent Directors or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Fund. This Plan may not be amended to increase materially the amount of payments to be made without shareholder approval as set forth in (ii) above, and all amendments must be approved in the manner set forth in (i) above.






                                     15(b)-2

                                   EXHIBIT 17

                             FINANCIAL DATA SCHEDULE

              THIS SCHEDULE CONTAINS SUMMARY FINANCIAL INFORMATION
         EXTRACTED FROM THE FINANCIAL STATEMENT AND IS QUALIFIED IN ITS
                ENTIRETY BY REFERENCE TO SUCH FINANCIAL STATEMENT

  Item Number       Item Description                     Item Value

  3(a)              Net asset value per share -
                    beginning of period                      $10
  3(a)              Net investment income (loss)
                    per share                                  0
  3(a)              Net realized and unrealized
                    gain (loss) per share                      0
  3(a)              Dividends per share from net
                    investment income                          0
  3(a)              Distributions per share from
                    realized gains                             0
  3(a)              Per share returns of capital
                    and distributions from other
                    sources                                    0
  3(a)              Net asset value per share -
                    end of period                            $10
  3(a)              Ratio of expenses to average
                    net assets                                 0
  3(b)              Average debt outstanding
                    during period                              0
  3(b)              Average debt outstanding per
                    share                                      0





NOTE: Colorado Double Tax-Exempt Bond Fund, Inc. ("Fund") was incorporated on August 29, 1996 and has had no operations since that date other than matters relating to its organization and registration as a diversified, open-end investment company under the 1940 Act and the Securities Act of 1933, as amended and the sale and issuance of 5,000 shares of the Short-Intermediate Portfolio and 5,000 shares of the Income Portfolio to Exempt Enterprise, Inc.






                                      17-1

                                 [LETTERHEAD]                    ATLANTA
                                                                  KANSAS CITY
                                   KUTAK ROCK                     LITTLE ROCK
                                  A PARTNERSHIP                   NEW YORK
                       INCLUDING PROFESSIONAL CORPORATIONS        NEWPORT BEACH
                                   SUITE 2900                     OKLAHOMA CITY
                             717 SEVENTEENTH STREET               OMAHA
                           DENVER, COLORADO 80202-3329            PHOENIX
                                 (303) 297-2400                   PITTSBURGH
                            FACSIMILE (303) 292-7799              WASHINGTON



                                                   June 6, 1997


Mary A. Cole, Esq., Mail Stop 10-5
Division of Investment Management
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re: Colorado Double Tax-Exempt Bond Fund, Inc. File No. 333-20287
                           Form N-1A filed; Pre-Effective Amendment No. 1

Dear Ms. Cole:

     On behalf of Colorado Double Tax-Exempt Bond Fund, Inc. (the "Company"), we are filing herewith Pre-effective Amendment No. 1 to the above referenced registration statement (the "Registration Statement"). On behalf of the Company, we have responded below to the comments of the Staff (the "Staff") of the Securities and Exchange Commission (the "Commission") set forth in its letter dated January 31, 1997.

     The numbered paragraphs below correspond to the numbered comments from the Staff in its letter dated January 31, 1997.

U.S. Securities and
  Exchange Commission
June 6, 1997
Page 2


     1. The Company has complied with this comment by revising the facing page of the Registration Statement to include the required language.

     2. The Company has complied with this comment by revising the language on page 1 of the Prospectus.

     3. The Company has complied with this comment by revising the language on page 1 of the Prospectus.

     4. The Company has complied with this comment by revising the language on pages 2 and 3 of the Prospectus.

     5. The Company has responded to this comment revising the disclosure on page 17 of the Prospectus and page 19 of the Statement of Additional Information.

     We would appreciate a response to this Pre-Effective Amendment No. 1 as soon as possible, since the Company currently anticipates requesting acceleration of the effective date of the Registration Statement prior to June 20, 1997. We greatly appreciate your attention to this matter, and if you have any questions on the filing please do not hesitate to contact the undersigned.

                                                     Sincerely yours,

                                                     /s/ Robert J. Ahrenholz
                                                     ...........................
                                                     Robert J. Ahrenholz

kj

cc: Calvin F. Isaak